As filed with the SEC on April 29, 2015
Registration No. 333-130942
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ []
Post-Effective Amendment No. 10 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 70 [X]
EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)
EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
640 Fifth Ave
New York, New York 10019
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
CYRUS TARAPOREVALA
President
Empire Fidelity Investments Life Insurance Company
640 Fifth Avenue
New York, New York 10019
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2015, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

FREEDOM LIFETIME INCOME

_______________________________________________________________________________

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Empire Fidelity Investments Life Insurance Company® ("Empire Fidelity Investments Life", the "Company", "EFILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase a "Qualified Contract" that is an Individual Retirement Annuity, only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. Or, you may purchase a "Non-qualified Contract" with money from any source, but you should generally not purchase a Non-qualified Contract with money from a qualified plan, IRA, 403(b) plan, or similar arrangement (other than a non-qualified deferred annuity contract).

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day your Contract becomes effective (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semiannual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

We offer six annuity income options. With four of them you choose whether or not to provide for a guaranteed minimum number of years of annuity income ("Guarantee Period"). A Contract with a Guarantee Period will provide less annuity income than an otherwise identical Contract without a Guarantee Period. The other two annuity income options provide a Withdrawal Period during which you have the ability to withdraw part or all of the Withdrawal Value. Only a Qualified Contract may have a Withdrawal Period. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Period will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Qualified Contract, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable until you have recovered the "investment in the Contract," after which the entire amount of annuity income will be taxable. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations.

Annuity income will vary in amount according to the investment results of the Investment Option in which your Contract is invested. We do not guarantee the amount of annuity income.

Investment Options

There are nine Investment Options. Three of the Investment Options (the "Freedom Fund Investment Options") each invests in a single Fidelity Variable Insurance Products ("VIP") Freedom Lifetime Income Fund. The Fidelity VIP Freedom Lifetime Income® Funds in which these Investments Options invest are: Fidelity VIP Freedom Lifetime Income® I Portfolio ("Lifetime Income I Fund"); Fidelity VIP Freedom Lifetime Income® II Portfolio ("Lifetime Income II Fund"); and Fidelity VIP Freedom Lifetime Income® III Portfolio ("Lifetime Income III Fund"). Five of the investment options (the "FundsManager Investment Options") each invests in a single Fidelity VIP FundsManager® Portfolio. The Fidelity VIP FundsManager® Portfolios in which these Investment Options invest are Fidelity VIP FundsManager® 20% Portfolio ("FundsManager 20% Portfolio"), Fidelity VIP FundsManager® 50% Portfolio ("FundsManager 50% Portfolio"), Fidelity VIP FundsManager® 60% Portfolio ("FundsManager 60% Portfolio"), Fidelity VIP FundsManager® 70% Portfolio ("FundsManager 70% Portfolio"), and Fidelity VIP FundsManager® 85% Portfolio ("FundsManager 85% Portfolio").The remaining Investment Option invests solely in the Fidelity VIP Money Market Portfolio ("Money Market Fund"). Collectively, the Fidelity VIP Freedom Lifetime Income® Funds, Fidelity VIP FundsManager® Portfolios, and the Fidelity VIP Money Market Fund are known as "the Funds."

EFFLI

Your Contract will be invested in only one Investment Option at any time. Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment".

Each Investment Option is a Subaccount of Empire Fidelity Investments Variable Annuity Account A (the "Variable Account").

The investment adviser for each of the Fidelity VIP Freedom Lifetime Income® Funds and Fidelity VIP FundsManager® Portfolios is Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of Fidelity Management & Research Company. The investment adviser for the Fidelity VIP Money Market Fund is Fidelity Management & Research Company.

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2015. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling EFILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page (Click Here).

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the current prospectus for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus. Some aspects described in this prospectus may be covered under a pending patent application.

FOR FURTHER INFORMATION CALL US 1-800-544-2442

Date: April 30, 2015

EFFLI

Prospectus Contents

Glossary	iv
Summary of the Contract	(Click Here)
Facts About Empire Fidelity Investments Life, the Variable Account and the Funds
Empire Fidelity Investments Life	(Click Here)
The Variable Account	(Click Here)
Financial Statements	(Click Here)
The Funds	(Click Here)
The Investment Advisers	(Click Here)
Facts About the Contract
Purchase of a Contract	(Click Here)
Free Look Privilege	(Click Here)
Investment Allocation of Your Purchase Payment	(Click Here)
Exchanges	(Click Here)
Charges	(Click Here)
Annuity Income Dates	(Click Here)
Signature Guarantee or Customer Authentication	(Click Here)
Death Benefit	(Click Here)
Annuity Income	(Click Here)
Benchmark Rate of Return	(Click Here)
Comparing Withdrawal Period to Guarantee Period	(Click Here)
Frequency of Annuity Income Dates	(Click Here)
Choosing Your Annuity Income Option	(Click Here)
Annuity Income Options Without a Withdrawal Period	(Click Here)
Guarantee Period	(Click Here)
Annuity Income Options With a Withdrawal Period	(Click Here)
Withdrawal Provisions	(Click Here)
Reports	(Click Here)
More About the Contract
Tax Considerations	(Click Here)
Other Contract Provisions	(Click Here)
Selling the Contracts	(Click Here)
Postponement of Benefits	(Click Here)
More About the Variable Account and the Funds
Changes in Investment Options	(Click Here)
Total Return for an Investment Option	(Click Here)
Voting Rights	(Click Here)
Litigation	(Click Here)
Table of Contents of the Statement of Additional Information	(Click Here)

EFFLI

Glossary

_______________________________________________________________________________

Annuitant(s) - You are the Annuitant. You may designate a Joint Annuitant on your application. If there is a Joint Annuitant, you and the Joint Annuitant together are the Annuitants. You receive lifetime annuity income. For a Qualified Contract, all annuity income during your lifetime must be received only by you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. Either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date. To have a Withdrawal Period, either you or the Joint Annuitant generally must be no more than 72 years old on the Contract Date, and the Contract must be a Qualified Contract. For a Qualified Contract, you must also be the sole Owner.

Annuity Income Dates - The dates on which we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semiannual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of annuity income for an Investment Option.

Benchmark Rate of Return - The 3.5% annualized return that is assumed in the calculation of each amount of annuity income.

Beneficiary(ies) - The person(s) you designate to receive any payments under this Contract only when all Annuitants are no longer living. A Beneficiary who makes a timely election may choose to receive a lump sum instead of any remaining periodic annuity income.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A variable immediate annuity contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Exchange - A transfer from one Investment Option to another.

Funds - Lifetime Income I Fund, Lifetime Income II Fund, Lifetime Income III Fund, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60% Portfolio, FundsManager 70% Portfolio, FundsManager 85% Portfolio and Money Market Fund.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - For a Qualified Contract, the Joint Annuitant (if any) (1) receives lifetime annuity income when you are no longer living; and (2) may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant (1) will receive annuity income jointly with you in accordance with the terms of the Contract, and (2) may be an Owner, but does not have to be an Owner.

For both Qualified Contracts and Non-qualified Contracts, either you or the Joint Annuitant generally must be no older than age 85 on the Contract Date.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

EFFLI

Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner - You, the Annuitant, are an Owner. For a Qualified Contract, you must be the sole Owner. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under section 408(b) of the Code.

Subaccounts - Divisions of the Variable Account. Each Subaccount invests in the shares of one corresponding Fund.

Total Return - The investment performance of an Investment Option after all expenses.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal Period - You may choose on your application to have a Withdrawal Period if your Contract is a Qualified Contract. A Withdrawal Period is a period of time you can take money out of your Contract. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s) expressed in whole numbers. The maximum length of your Contract's Withdrawal Period is limited by the Code. If no withdrawals are made from your Contract, the Withdrawal Period will operate as a Guarantee Period. A withdrawal made after the fifth anniversary of the first Annuity Income Date may shorten the Withdrawal Period. A Contract with a Withdrawal Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period.

Withdrawal Value - The total amount available for you to take out of your Contract.

You - You are the Annuitant and an Owner.

EFFLI

THIS PAGE INTENTIONALLY LEFT BLANK

EFFLI

Summary of the Contract

_______________________________________________________________________________

Purpose

This variable annuity contract is designed to provide periodic annuity income for your life, or for your life and the life of a Joint Annuitant you name on the application. If you choose to have a Withdrawal Period (which is available only for Qualified Contracts) and withdrawals are made from your Contract, annuity income may not last as long as it would have otherwise. If you do not choose to have a Withdrawal Period, you may choose to have a guaranteed minimum number of years of annuity income. You may select from a number of annuity income options. See Annuity Income Options. Annuity income varies from one Annuity Income Date to the next. See Annuity Income.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any, unless you choose to have a Withdrawal Period and withdrawals are made from your Contract. (Note that withdrawals made before age 59 1/2 may result in a federal penalty tax. See Penalty Tax on Premature Distributions.) We do not guarantee the amount of annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

For a Qualified Contract, we will distribute all annuity income during your lifetime to you. For a Non-qualified Contract with a Joint Annuitant, we will distribute annuity income to both you and the Joint Annuitant while you both are alive. If there is a Joint Annuitant and he or she survives you, he or she will receive income for the remainder of his or her life. Your Beneficiary or Beneficiaries will receive the remaining annuity income, if any, only when all Annuitants are no longer living.

Purchase of Contract

A Qualified Contract is an Individual Retirement Annuity that you purchase with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. A Non-qualified Contract may be purchased with money from any source. You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. EFILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

Investment Options

Initially your Contract will be invested in the Money Market Investment Option. After a brief period of time (generally 15 days from the time your Contract becomes effective) it will be invested in the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may transfer ("Exchange") from one Investment Option to another up to four times each calendar year. See "Free Look Privilege" and "Investment Allocation of Your Purchase Payment". You may only invest in one investment option at any time.

There are nine Investment Options: Lifetime Income® I Fund; Lifetime Income® II Fund; Lifetime Income® III Fund; FundsManager® 20% Portfolio; FundsManager® 50% Portfolio; FundsManager® 60% Portfolio; FundsManager® 70% Portfolio; and FundsManager® 85% Portfolio; and Money Market Fund. Each invests in the Fund with the corresponding name.

The amount of annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Option in which you invest.

Free Look Privilege

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Money Market Investment Option during the Money Market Period, and you may currently reallocate among the variable Investment Options at any time after the end of the Money Market Period.

You may return the Contract for a refund during the free look period. See Free Look Privilege on page (Click Here). ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

EFFLI

Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in your Contract. Your Contract constitutes the entire agreement between you and EFILI and should be retained.

Fee Table

The following tables describe the fees and expenses that you will pay while owning the Contract. The first table describes the fees and expenses you will pay at the time you buy the contract or make Exchanges between Investment Options. Note that we may deduct premium taxes from your Purchase Payment before issuing your Contract.

Contract Owner Transaction Expenses	None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including fund fees and expenses.

Annual Contract Fee	None
Separate Account Annual Expenses (as a percentage of Fund average net assets)
Mortality and Expense Risk Charge	0.50%
Administrative Charges	0.10%
Total Separate Account Annual Fees	0.60%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.27%	0.99%

Facts about Empire Fidelity Investments Life, the Variable Account, and the Funds

_______________________________________________________________________________

EMPIRE FIDELITY INVESTMENTS LIFE

Empire Fidelity Investments Life is a stock life insurance company that was organized under the laws of the State of New York on May 1, 1991, and commenced operations on June 1, 1992. Empire Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides investment management and other financial services. Empire Fidelity Investments Life is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. EFILI's principal executive offices are located at 640 Fifth Avenue, New York, New York 10019. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

THE VARIABLE ACCOUNT

The Empire Fidelity Investments Variable Annuity Account A is a separate investment account of Empire Fidelity Investments Life established pursuant to New York law on July 15, 1991. The Variable Account commenced operations on June 3, 1992. It is used to support the variable annuity contracts the Company may offer, as described herein, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

EFFLI

There are nine Subaccounts (also called Investment Options) available for long term investment. Each Subaccount invests in Investor Class shares of a single Fund. The Funds in which the Subaccounts invest are Lifetime Income® I Fund, Lifetime Income® II Fund, Lifetime Income® III Fund, FundsManager® 20% Portfolio, FundsManager® 50% Portfolio, FundsManager® 60% Portfolio, FundsManager® 70% Portfolio, and FundsManager® 85% Portfolio, and Money Market Fund.

FINANCIAL STATEMENTS

Financial statements for EFILI and the Variable Account appear in the Statement of Additional Information ("SAI").

THE FUNDS

The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Advisor; however, the performance of such funds may differ significantly.

Principal Investment Strategies

Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund each seeks high total return with a secondary objective of principal preservation as the fund approaches its ultimate target asset allocation and beyond.

Strategic Advisers invests each Fidelity VIP Freedom Lifetime Income Fund's assets in a combination of Fidelity VIP Funds: domestic equity funds, international equity funds, bond funds, and short-term funds. The Fidelity VIP Freedom Lifetime Income Funds differ primarily due to their asset allocations among these fund types. The target asset allocation strategy for each Fidelity VIP Freedom Lifetime Income Fund is designed to provide an approach to asset allocation that is neither overly aggressive nor overly conservative.

Strategic Advisers allocates the assets of Lifetime Income I Fund, Lifetime Income II Fund and Lifetime Income III Fund among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative over time. Lifetime Income III Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income II Fund, and Lifetime Income II Fund currently has a greater percentage of its assets allocated to equity mutual funds than Lifetime Income I Fund.

Lifetime Income I Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born before 1939.The target asset allocation of Lifetime Income I Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2015 and 2020).

Lifetime Income II Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1940 and 1949. The target asset allocation of Lifetime Income II Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2025 and 2030).

Lifetime Income III Fund uses a moderate asset allocation strategy designed generally for investors in retirement who were born between 1950 and 1959. The target asset allocation of Lifetime Income III Fund will become increasingly conservative until it reaches an ultimate target allocation of approximately 15% in domestic equity funds, 5% in international equity funds, 65% in bond funds, and 15% in short-term funds (approximately between 2035 and 2040).

Approximately one to three years after the ultimate target asset allocation of Lifetime Income II Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that Lifetime Income II Fund will be combined with Lifetime Income I Fund. Those invested in Lifetime Income II Fund will be automatically invested in Lifetime Income Fund I. Lifetime Income II Fund would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income II Fund would thereafter be based on the investment performance of Lifetime Income I Fund.

Similarly, approximately one to three years after the ultimate target asset allocation of Lifetime Income III Fund matches the ultimate target asset allocation of Lifetime Income I Fund, we expect that it will be combined with Lifetime Income I Fund. Those invested in Lifetime Income Fund III will be automatically invested in Lifetime Income Fund I. Lifetime Income Fund III would then cease to exist and any annuity income payments previously based on the investment performance of Lifetime Income III Fund would be based on the investment performance of Lifetime Income I Fund.

The FundsManager Investment Options normally invest in a combination of underlying Fidelity retail and VIP funds. Strategic Advisers, Inc., invests each Fidelity VIP FundsManager Portfolio in a combination of funds which include domestic equity funds, international equity funds, fixed income funds, and money market funds. Each fund's assets are invested according to the fund's approximate target asset allocation to equity funds reflected in its name.

EFFLI

FundsManager® 20% Portfolio seeks high current income and, as a secondary objective, capital appreciation. The target asset allocation of FundsManager® 20% Portfolio is approximately 14% domestic equity funds, 6% international equity funds, 50% fixed-income funds and 30% money market funds.

FundsManager® 50% Portfolio seeks high total return. The target asset allocation of FundsManager® 50% Portfolio is approximately 35% domestic equity funds, 15% international equity funds, 40% fixed-income funds, and 10% money market funds.

FundsManager® 60% Portfolio seeks high total return. The target asset allocation of FundsManager® 60% Portfolio is approximately 42% domestic equity funds, 18% international equity funds, 35% fixed-income funds, and 5% money market funds.

FundsManager® 70% Portfolio seeks high total return. The target asset allocation of FundsManager® 70% Portfolio is approximately 49% domestic equity funds, 21% international equity funds, 25% fixed-income funds, and 5% money market funds.

FundsManager® 85% Portfolio seeks high total return. The target asset allocation of FundsManager® 85% Portfolio is approximately 60% domestic equity funds, 25% international equity funds, and 15% fixed-income funds.

The Money Market Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity. Fidelity Management & Research Company's principal investment strategies for the Money Market Fund include: (1) investing in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements; (2) potentially entering into reverse repurchase agreements; (3) investing more than 25% of total assets in the financial services industries; and (4) investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

IMPORTANT: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 1-800-544-2442 or visiting Fidelity.com.

THE INVESTMENT ADVISERS

Strategic Advisers®, Inc.

Strategic Advisers is each Fidelity VIP Freedom Lifetime Income Fund's and each Fidelity VIP FundsManager Portfolio's investment manager. As the manager, Strategic Advisers administers the asset allocation program for each Fidelity VIP Freedom Lifetime Income Fund and and each Fidelity VIP FundsManager Portfolio.

Fidelity Management & Research Company

Fidelity Management & Research Company, an affiliate of Strategic Advisers, is the manager of each mutual fund in which the Fidelity VIP Freedom Lifetime Income Funds and Fidelity VIP FundsManager Portfolios invest, and is responsible for choosing each of those funds' investments and handling its business affairs. Fidelity Management & Research Company is also the investment adviser for the Fidelity VIP Money Market Fund.

The address of Strategic Advisers and Fidelity Management & Research Company is 245 Summer Street, Boston, Massachusetts 02210.

EFFLI

Facts About the Contract

_______________________________________________________________________________

PURCHASE OF A CONTRACT

We offer Contracts only in states in which we have obtained approval. You may purchase a Qualified Contract only with money transferred from an IRA or rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

• The minimum Purchase Payment for a Contract is generally $25,000.

• You are the Annuitant. For a Qualified Contract, you must be the sole Owner of the Contract. For a Non-qualified Contract with a Joint Annuitant, the Joint Annuitant may also be an Owner. No other person may be an Owner. Owners have certain rights under the Contract.

• You or the Joint Annuitant must be no more than 85 years old. To have a Withdrawal Period, you or the Joint Annuitant must be no more than 72 years old on the Contract Date, and your Contract must be a Qualified Contract.

To help the government fight the funding of terrorism and money-laundering activities, federal law requires Fidelity to verify your identity by obtaining your name, date of birth, legal address, and a government-issued identification number before opening your contract. In certain circumstances, Fidelity may obtain and verify this information with respect to any person(s) authorized to effect transactions in a contract. For certain entities, such as trusts, estates, corporations, partnerships, or other organizations, identifying documentation is also required. Your contract may not be issued if Fidelity cannot verify this information. Fidelity will not be responsible for any losses or damages (including but not limited to lost opportunities) resulting from any failure to provide this information.

• Application and Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date your Contract becomes effective is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

EFILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

You may return a Contract for a refund within 30 calendar days after you receive it (the "free look period"). If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. When you are replacing an existing annuity or life insurance policy with a contract, we will extend the free look period to 60 calendar days. For more information, please see Signature Guarantee or Customer Authentication.

For most Contracts, we assume that you receive your Contract 5 days after the Contract Date. For Contracts with large Purchase Payments, we may use the actual date you receive the Contract. Together with your contract, we will send you a letter containing the date on which your free look period ends.

If you return the Contract during the free look period and more than 10 days after you receive it, we will promptly refund your Purchase Payment adjusted for investment performance. If you return a Contract during the first 10 calendar days after you receive it, we will promptly refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings nor charging it with any administrative expenses, or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. If your free look period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

EFFLI

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

Your Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option for the period that ends fifteen (15) days after your contract's issue date. At the end of the Valuation Period in which the fifteenth day occurs any amount then in the Money Market Investment Option will be reallocated to the Investment Option that is in accordance with your most recent allocation instructions. Thereafter, you may Exchange from one Investment Option to another up to four times each calendar year.

EXCHANGES

You may Exchange from one Investment Option to another up to four times each calendar year. Each Exchange must be with respect to all your annuity income. There are no partial Exchanges. All Exchanges will be effected based on the Annuity Income Unit values of the Investment Options at the time of the Exchange, and the total dollar value of your units will be the same immediately before and immediately after the Exchange. An automatic transfer from the Money Market Investment Option to another Investment Option during or at the end your free look period will not count as an Exchange.

• Market Timing

Some Owners use firms or individuals who engage in market timing. Such firms or individuals usually obtain authorization from Owners to make Exchanges among the Investment Options on the basis of perceived market trends. Large Exchanges resulting from market timing activity may disrupt the management of the Funds and become a detriment to other Owners.

To protect Owners not engaging in market timing, we reserve the right to reject Exchanges communicated to us by anyone acting under a power of attorney on behalf of more than one Owner. We will exercise these rights only if we believe that doing so will prevent harm to other Owners.

Short-Term Trading Risk

Frequent Exchanges among Investment Options by Contract Owners can reduce the long-term returns of the Funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund's performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the Fund's net asset value.

The Money Market Fund and FundsManager Portfolios are also available for use in products issued by other insurance companies. There is a significant risk that that short-term trading in the Funds may go undetected. The Funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the Funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the Funds' prospectuses for specific information about the Funds' short-term trading policies and risks.

EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent Exchanges as described below. If requested by a Fund, EFILI will consider additional steps to discourage frequent Exchanges in that Fund, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent Exchanges may be subjected to temporary or permanent restrictions on future purchases or Exchanges in a Fund. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other mutual funds managed by FMR, may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds.

Although there is no minimum holding period and Contract Owners can make withdrawals or Exchanges out of any Investment Option at any time, Contract Owners may comply with EFILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or Exchange out of that Investment Option.

EFFLI

Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to Exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or Exchange into an Investment Option followed by a withdrawal or Exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction within any rolling 12 month period, at least two of which are completed on different business days, will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies they own that are issued by EFILI or its affiliates. This rule will apply even if the four or more round trips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect of any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions

EFILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

(3) EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The frequent trading procedures will be applied consistently to all Owners.

• Effective Date of Exchanges Among Investment Options

Any redemption from an Investment Option that is part of an Exchange among Investment Options will be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center. Generally the purchase of Annuity Income Units in other Investment Options with the proceeds of the redemption will occur at the same time. However, if your Exchange involves (1) moving from an Investment Option that invests in an equity Fund that is in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, and (2) moving to an Investment Option that invests in a Fund that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, then there may be a delay in crediting the amount that is moving to the new Investment Option. The delay will last until the Investment Option from which the Exchange is being made obtains liquidity, or for seven days, whichever is shorter. During this period, the amount transferred will be uninvested.

CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Money Market Investment Option.

2. Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of each Investment Option at an effective annual rate of 0.10%. We guarantee this charge will never increase.

EFFLI

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.50%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See EFILI's Tax Status.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.40% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the fee table.

ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will calculate the amount of annuity income on the next day it is open. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semiannual, or annual annuity income.

Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Empire Fidelity Investments Life from fraud. Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Contract Ownership.

2. In any circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

A customer authentication can be obtained only at a Fidelity Investments Investor Center.

DEATH BENEFIT

If no Annuitant lives to the first Annuity Income Date, the Contract will terminate and we will make a payment equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. We will also adjust any Guarantee Period or Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This will usually result in greater annuity income.

ANNUITY INCOME

All income under the Contract will vary from one Annuity Income Date to the next according to the investment experience of the Investment Option in which you are invested.

EFFLI

All references to annuity income and the guaranteed duration of annuity income are subject to the limitation stated on page (Click Here) of the prospectus: "We do not guarantee the amount of annuity income." Annuity income may increase or decrease. Annuity income will end in the unlikely event that the value of every security held in the Investment Option in which you are invested is reduced to zero.

Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Annuity Income Options.

Your Purchase Payment (less any deduction for taxes) will initially purchase units of the Money Market Investment Option. The number of units will depend on (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the annuity income option; (c) the frequency of Annuity Income Dates; (d) the first Annuity Income Date; (e) the value of the units on the date your Contract becomes effective. The value of the units reflects the investment performance of the Money Market Investment Option.

Your units of the Money Market Investment Option will be exchanged automatically for Annuity Income Units in the Investment Option you choose on your application. The total dollar value of your units will be the same immediately before and immediately after the exchange. The date on which this will occur will depend on the free look provision of your Contract, which varies by state.

You will be entirely invested in the Money Market Investment Option for 15 days after the Contract is issued. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Option that is in accordance with your most recent allocation instructions.

EFILI calculates the amount of your annuity income based on the number of Annuity Income Units you have. At the close of business on each Annuity Income Date the number of Annuity Income Units is multiplied by the value of an Annuity Income Unit for that Investment Option. The result is the amount of annuity income for that Annuity Income Date. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

Annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Annuity Income Options.

The value of an Annuity Income Unit is affected by the expenses of the Funds, the mortality and expense risk charge, and the administrative charge. See Charges. We calculate Annuity Income Unit values for each Investment Option at the close of each Valuation Period. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

The Annuity Income Unit value for an Investment Option for any Valuation Period is equal to (a) multiplied by (b) multiplied by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Income Unit Value is being calculated;

(b) is the Annuity Income Unit Value for the preceding Valuation Period; and

(c) is the daily Benchmark Rate of Return factor of 0.99990575, adjusted for the number of days in the Valuation Period.

The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of 0.60%.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that your Contract will earn the Benchmark Rate of Return, which is 3.5% per year. Assuming that you do not make any withdrawals, if the annualized investment return of your Contract is greater than the benchmark between the Contract Date and the first Annuity Income Date, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Annuity income will vary from one Annuity Income Date to the next. If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized investment return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized investment return for your Contract is less than the Benchmark Rate of Return.

EFFLI

COMPARING WITHDRAWAL PERIOD TO GUARANTEE PERIOD

On your application you have a choice among a number of annuity income options. See Annuity Income Options. You may also choose to have either a Withdrawal Period or a Guarantee Period, but not both. Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

With a Withdrawal Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. A withdrawal may cause the Withdrawal Period to shorten or end.

With a Guarantee Period, annuity income is guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period. With a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change.

FREQUENCY OF ANNUITY INCOME DATES

For any annuity income option, you choose on your application whether to receive annuity income monthly, quarterly, semiannually, or annually. The more frequent the Annuity Income Dates, the lower the annuity income on each Annuity Income Date. You cannot change the frequency of annuity income later. The options EFILI currently offers are described below.

CHOOSING YOUR ANNUITY INCOME OPTION

You choose your annuity income option. You cannot change it later. You may choose an annuity income option only if it has been approved for sale by the insurance department in your state.

If you purchase a Qualified Contract and choose to have a Guarantee Period or a Withdrawal Period, the number of years may have to be limited in order to satisfy certain minimum distribution requirements of the Code. If you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select under a Qualified Contract may be limited, depending on the difference in ages between you and the Joint Annuitant.

ANNUITY INCOME OPTIONS WITHOUT A WITHDRAWAL PERIOD

Option 1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income.

Option 2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

Option 3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

Option 4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

EFFLI

GUARANTEE PERIOD

If you select annuity income option 1, 2, 3 or 4 on your application, you may also choose to have a Guarantee Period. A Guarantee Period may not be less than five years, or more than forty-five years, and the maximum Guarantee Period you can choose is subject to limits contained in the Code. Upon request we will inform you of the maximum length your Guarantee Period can be. A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. Otherwise the Beneficiary will receive annuity income for the remainder of the Guarantee Period.

The Code limits the maximum length of any Guarantee Period for a Qualified Contract. If you purchase a Qualified Contract and choose to have a Guarantee Period, you cannot also have a Withdrawal Period. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you purchased an otherwise identical Contract without the Guarantee Period.

If you choose Option 2, 3 or 4 with a Guarantee Period and either you or the Joint Annuitant dies before the first Annuity Income Date we will shorten the Guarantee Period, if necessary to comply with the Code, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

Lump Sum Payments. We will pay a lump sum if the Guarantee Period has not ended and one of the following conditions exists: (a) a Beneficiary elects a lump sum on the death of the last surviving Annuitant; (b) a Beneficiary receiving annuity income dies; or (c) the last surviving Annuitant dies and there is no surviving Beneficiary. For (b), we will pay the Beneficiary's estate. For (c), we will pay the estate of the Annuitant who died last.

A lump sum will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If we believe that the first annuity income amount due to any Beneficiary will be less than $50, we may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

ANNUITY INCOME OPTIONS WITH A WITHDRAWAL PERIOD

Your Contract may have a Withdrawal Period only if it is a Qualified Contract.

Option 5. Single Life Annuity with Withdrawal Period. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

Option 6. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period. If you do not surrender your contract or make withdrawals from your Contract, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a Withdrawal Period. We will also adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income.

If the last surviving Annuitant dies on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract. A Beneficiary who notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant may choose instead to receive his or her share of the Withdrawal Value. Otherwise, the Beneficiary will receive annuity income for the remainder of the Withdrawal Period.

EFFLI

WITHDRAWAL PROVISIONS

If you have purchased a Contract with a Withdrawal Period, you can make withdrawals from your Contract by writing to our Annuity Service Center. See How to Make Withdrawals.

The amount you can withdraw will depend on when you make the withdrawal and the investment experience of your Contract. See Withdrawal Value.

The length of time you can make withdrawals is called the Withdrawal Period. See Withdrawal Period.

Certain withdrawals will have the effect of ending your Contract, i.e. there will be no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of annuity income. See Effect of Withdrawals.

How to Make Withdrawals

All withdrawal instructions must be in writing and be received at our Annuity Service Center. You may make a partial or full withdrawal of the Withdrawal Value. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal on or before the fifth anniversary of your Contract's first Annuity Income Date that would reduce your annuity income below $1,200 per year at the time of the withdrawal.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your Contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal Period

The Internal Revenue Service ("IRS") has issued regulations under section 401(a)(9) of the Internal Revenue Code that apply to Qualified Contracts. If you take a withdrawal from a Qualified Contract with a Withdrawal Period, it is unclear whether any portion of the money you receive from the Contract during the year can be rolled over tax-free to another IRA or eligible retirement plan. See Tax Considerations.

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants, expressed in whole numbers. The maximum length of any Withdrawal Period is limited by the Code and the regulations under section 401(a)(9) of the Code. A Contract with a Withdrawal Period will provide slightly less annuity income on each Annuity Income Date than an otherwise identical Contract without a Withdrawal Period. The shorter your Withdrawal Period, the greater the difference in income.

If no withdrawals are made from your Contract, then your Contract will provide annuity income for the entire Withdrawal Period. In this respect, the Withdrawal Period works like a Guarantee Period, i.e. annuity income would be guaranteed to last for the longer of (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described in Effect of Withdrawals below.

EFFLI

Effect of Withdrawals

Withdrawals made during the first five years after the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, withdrawing all of the Withdrawal Value on or before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

  Full Withdrawals During First Five Years

If you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining annuity income will be reduced.

  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining annuity income will be reduced, and the Withdrawal Period will be shortened.

For both full and partial withdrawals made after the first five years, the value of the reduced annuity income plus the amount of the withdrawal will be equivalent to the value of the annuity income just prior to the withdrawal. The value of the reduced annuity income must comply with the IRS required minimum distributions rules, and this may result in further reductions in future annuity income payments than described in this section. The Company will determine equivalence using the 1983 Individual Annuitant Mortality Table "a" and the Benchmark Rate of Return. The mortality assumption used contains higher mortality rates than the tables used to determine the original level of annuity payments.

REPORTS

We will send you a statement showing the number of Annuity Income Units in your selected Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter. If your Contract has a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. All reports will be sent without charge to your last known address.

In addition, we will furnish such annual calendar year reports concerning the status of your Contract and such information concerning required minimum distributions as is prescribed by the Commissioner of the Internal Revenue Service.

Contract owners have access to their contract information online at Fidelity.com.

EFFLI

More About the Contract

_______________________________________________________________________________

TAX CONSIDERATIONS

The Contracts in General

Qualified Contracts are intended to qualify as Individual Retirement Annuities under section 408(b) of the Code. Non-qualified Contracts are intended to qualify as annuities under section 72 of the Code. You should seek competent advice as to the tax consequences associated with the use of a Contract.

Owner and Annuitant

You must be both an Owner and the Annuitant of a Contract, and, except as otherwise provided by applicable federal tax law, you must remain as both Owner and Annuitant. For a Qualified Contract, you must be the sole Owner, and, if you name a Joint Annuitant, all annuity income distributions made while you are alive must be made to you.

Nontransferable and Nonforfeitable

Your interest under a Qualified Contract is nontransferable, and except as provided by law, is nonforfeitable.

No Use of Contract as Loan Collateral

You may not use your Contract as collateral for a loan. Any attempt to do so will be void.

Single Premium Contract

The Contract is a single premium contract. You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000. You may purchase a Qualified Contract only with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. You may purchase a Non-qualified Contract with money from any source.

Treatment of Distributions

Distributions from Qualified Contracts. Your Qualified Contract must satisfy certain minimum distribution requirements under the Code and the regulations under the Code. These requirements affect when distributions must begin and the form in which distributions must be paid. For Qualified Contracts, distributions of minimum amounts specified in the tax law must generally begin by April 1 of the year following the year in which you reach age 70½. The length of any Guarantee Period or Withdrawal Period may need to be limited in certain circumstances to satisfy the minimum distribution requirements. For Qualified Contracts, failure to comply with these minimum distribution requirements will result generally in the imposition of an excise tax equal to 50% of the amount by which a required minimum distribution exceeds the amount actually distributed. In order to satisfy the minimum distribution requirements, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant.

Your Qualified Contract might have a Withdrawal Period, during which you may withdraw part or all of the Contract's Withdrawal Value. If you take a withdrawal, it is unclear what portion of the money you receive from your Contract during the year will be considered necessary to meet your minimum required distributions for the year, and thus will be ineligible to be rolled over tax-free within 60 days to another IRA or eligible retirement plan. Due to this uncertainty, we will not process direct transfers to another IRA and will treat all withdrawals of the Withdrawal Value from a Qualified Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax advisor before withdrawing an amount from a Qualified Contract with the intention of rolling it over to another arrangement.

In addition, distributions from a Qualified Contract other than required minimum distributions and distributions of any after-tax amounts generally may be rolled over tax-free within 60 days to a qualified plan under section 401(a) of the Code, a qualified annuity under section 403(a) of the Code, a tax-sheltered annuity contract under section 403(b) of the Code, a custodial account under section 403(b)(7) of the Code, a governmental plan under section 457(b) of the Code, or an IRA.

EFFLI

After-Tax Contributions

To the IRS we will report all distributions from your Qualified Contract as being fully taxable to you. If your Purchase Payment for a Qualified Contract includes any "after-tax" amounts (i.e. amounts that were neither deductible when made nor excludable from income), you will need to keep track of these amounts in your Contract and file a Form 8606 with the IRS in order that you may calculate and claim on your income tax return the non-taxable portion of distributions from your Contract.

Distributions from Non-qualified Contracts

For a Non-qualified Contract, the portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option that you choose, but generally is the excess of the distribution over the "exclusion amount" as defined in the tax law. The exclusion amount is generally the "investment in the contract" adjusted for any Guarantee Period, divided by the expected number of periodic annuity income distributions (as determined under Treasury Department regulations). After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income.

If annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

If your Contract has a Guarantee Period and neither you nor any Joint Annuitant lives to the end of that period, any remaining annuity income distributions made to a Beneficiary are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of (1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). "Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax on Premature Distributions

In general, in the case of a distribution from an IRA, a penalty tax equal to 10% of the portion of the distribution that is includible in gross income will be imposed unless the distribution: (1) is made on or after the Owner attains age 59 1/2; (2) is part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his or her designated beneficiary (as defined in the tax law); or (3) satisfies some other exception to the penalty tax.

Annuity income distributions from a Contract typically are not subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal.

It is unclear at this time whether annuity income payments under a Non-qualified Contract to a recipient who is not yet age 59 1/2 satisfy an exception to the penalty tax. If you expect that you or any Joint Annuitant will receive annuity income before reaching age 59 1/2 you should consult with a tax advisor.

Aggregation of Contracts

In certain circumstances where you purchase a Non-Qualified Contract together with another non-qualified annuity contract, the IRS may determine the amount of an annuity income payment that is includible in gross income by combining your Non-Qualified Contract with the other non-qualified annuity contract. If you purchase a Qualified Contract, Federal tax law requires that for purposes of determining the taxable portion of a distribution from an IRA, you must treat (1) all IRAs owned by you as one contract, (2) all IRA distributions during the taxable year as one distribution, and (3) the value of the contract, the income on the contract, and investment in the contract are computed as of the end of the year.

EFFLI

Federal Income Tax Withholding and Reporting

We will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate will apply to the taxable portion of any withdrawal if you have not specified another rate. You are liable for payment of federal income on the taxable portion of any distribution from a Contract whether or not federal income tax is withheld. EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

Diversification Requirements

For a Non-qualified Contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified". The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified". If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for Federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified".

Ownership Treatment

In certain circumstances, Owners may be considered the owners, for Federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the assets of the Variable Account would be includible in the Owners' gross income. We reserve the right to modify the Contracts as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. The discussion in these Tax Considerations of the tax consequences of owning a Contract assumes that the Contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the assets of the Variable Account.

Empire Fidelity Investments Life's Tax Status

EFILI is taxed as a life insurance company under the Code. The earnings of the Variable Account are taxed as part of our operations, and thus the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Therefore, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited to Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. If EFILI is taxed on investment income or capital gains of the Variable Account, then EFILI may impose a charge against the Variable Account in order to provide for such taxes.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax advisor should always be consulted regarding the application of law to individual circumstances.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

The above discussion does not address federal gift tax, state or local income tax, or other considerations which may be involved in the purchase, operation, or exercise of any rights or options under a Contract. Also, this discussion does not address estate tax issues that might arise due to your death or the death of a Joint Annuitant. Your particular situation and the particular situation of the Joint Annuitant, if any, and each Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due. You should seek competent tax advice on such matters pertaining to you.

EFFLI

Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) acting together have the right to (a) choose an annuity income option; (b) choose an Investment Option; (c) name the Beneficiary or Beneficiaries; and (d) select the first Annuity Income Date and the frequency of annuity income distributions. For a Non-qualified Contract with one Owner, the Owner may also name a Joint Annuitant, but there is no requirement to have a Joint Annuitant.

After a Contract is issued, the Owner(s) have the right to: (a) Exchange from one Investment Option to another (b) change any Beneficiary (except that an irrevocable Beneficiary may not be changed without that Beneficiary's consent); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

For a Non-qualified Contract with two Owners, either Owner may make an Exchange or give us voting instructions, but only both Owners acting together can cancel the Contract during the free look period or change a Beneficiary.

2. Annuitant. As Annuitant, you have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant.

For a Qualified Contract, the Joint Annuitant will receive annuity income only after your death, and only in accordance with the terms of the annuity income option you select. The Joint Annuitant may not be an Owner.

For a Non-qualified Contract, the Joint Annuitant will receive annuity income jointly with you in accordance with the terms of the Contract. The Joint Annuitant may be an Owner, but does not have to be an Owner.

If the Joint Annuitant survives you, he or she will have the right to: (a) Exchange from one Investment Option to another; (b) change any Beneficiary (except an irrevocable Beneficiary); (c) cancel the Contract during the free look period; (d) instruct us how to vote shares of the Fund in which your Investment Option invests; and (e) to withdraw from the Contract during the Withdrawal Period, if there is one.

4. Beneficiary.

For All Contracts. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing.

If you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date, we will make a payment equal to your Purchase Payment to the Beneficiary or Beneficiaries. Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any), and (2) the Withdrawal Period or Guarantee Period (if any) has not ended, we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Each Beneficiary receiving annuity income will have the right to instruct us how to vote Fund shares attributable to that income.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary". No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined. See Choosing Your Annuity Income Options.

For Contracts with a Guarantee Period. Each Beneficiary will receive his or her share of annuity income for the remainder of the Guarantee Period if you (and the Joint Annuitant, if any) die after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. A lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum, equal to the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return.

For Contracts with a Withdrawal Period. Each Beneficiary will receive his or her share of any remaining annuity income for the remainder of the Withdrawal Period if you and the Joint Annuitant (if any) die on or after the first Annuity Income Date. A Beneficiary who becomes entitled to annuity income may choose instead to receive a lump sum, but only if he or she notifies us within 60 days of the date we receive notice of the death of the last surviving Annuitant. The lump sum amount will be the Withdrawal Value of his or her share of annuity income.

EFFLI

If a Contract with a Withdrawal Period is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose to receive his or her share of the Withdrawal Value. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum.

If a Beneficiary receiving annuity income dies, we will provide to the Beneficiary's estate a lump sum equal to the Withdrawal Value of the Beneficiary's share of annuity income.

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which would have been provided had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on later Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be sold, assigned, discounted or pledged. Any attempt to do so will be void.

7. Dividends. The Contract is "non-participating". This means that there are no dividends. Annuity income will vary in amount with the investment results of the Investment Option to which you allocate your Purchase Payment.

8. Notification of Death. If there are two Annuitants, the survivor is responsible for informing us of the other Annuitant's death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center, unless we have already received such proof. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

9. Proof of Survival. Before making any payment that depends on a person being alive, we may require proof that the person is alive.

10. Protection of Proceeds. To the extent allowed by law, annuity income is not subject to the claims of creditors or to legal process.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of EFILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917, and for Fidelity Distributors Corporation, 100 Salem Street, Smithfield, RI 02917. Fidelity Insurance Agency, Inc. receives sales compensation from EFILI of not more than 3% of the Purchase Payments. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

POSTPONEMENT OF BENEFITS

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. We will generally send any withdrawal amount on the first business day after the end of the Valuation Period during which we receive the withdrawal request. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any death benefit within seven days after we receive (1) due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract) and (2) any required tax withholding and other information. However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason. Payments delayed for 10 days or longer will be credited with interest at a rate equal to the minimum rate required by applicable law.

EFFLI

More About the Variable Account and the Funds

_______________________________________________________________________________

CHANGES IN INVESTMENT OPTIONS

EFILI has the right to eliminate any Investment Option, to combine Investment Options, or substitute a fund for the Fund in which an Investment Option invests. A substitution may become necessary if, in EFILI's judgment, a Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Fund's investment objectives or restrictions, or because the Fund is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR AN INVESTMENT OPTION

The Total Return reflects the investment performance of an Investment Option, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of an Investment Option at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Fund are reinvested in shares of that Fund.

VOTING RIGHTS

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in the Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Fund. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Funds, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semiannual report.

LITIGATION

Neither EFILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

EFFLI

THIS PAGE INTENTIONALLY LEFT BLANK

Table of Contents
of the Statement of Additional Information

Withdrawal Value	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	2
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-06388
EFFLI-PRO-0415
1.825528.110

EFFLI

THIS PAGE INTENTIONALLY LEFT BLANK

INDIVIDUAL RETIREMENT ANNUITY DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Empire Fidelity Investments Life Insurance Company ("EFILI") as an Individual Retirement Annuity ("IRA annuity"). It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. When this Contract is issued, you have 30 days after you receive it from us to examine it. Within those 30 days, you can return the contract to us for any reason. If you do return the Contract, the Contract will be canceled. If you choose to cancel the contract, return it to the Annuity Service Center with a written request within the free look period. If you cancel the contract within ten days after you receive it, we will refund the greater of (1) your Purchase Payment in full, neither crediting your account for earnings or charging it with any administrative expenses; or (2) your Purchase Payment plus the investment performance of the Money Market Investment Option. If you cancel the Contract after the tenth day from when it is received, we will promptly refund your Purchase Payment, including any fees or charges deducted from the purchase payment that is allocated to the separate account, plus or minus the investment performance of the Contract. If your freelook period ends on a non-business day, the next business day will be used. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Empire Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, OH 45277-0051

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59½, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

EFFLI

Not Part of the Prospectus

10. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70½. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70½, if later, and the owner's spouse is the sole beneficiary).

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

11. Special rules apply with respect to rollovers and transfers from IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

12. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

13. The Contract has not been approved as to form for use as an IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

14. Further information concerning IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

15. The Contract may cease to be an IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Financial Information

16. The annuity income from your Purchase Payment allocated to the Investment Option will vary depending upon the actual investment performance of the Investment Option you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

17. As further described in the prospectus, the following are all the charges that EFILI currently makes:

(a) Administrative Charge

EFILI deducts a daily charge from the assets of the Investment Option equivalent to an effective annual rate of 0.10%.

(b) Mortality and Expense Risk Charge

EFILI deducts a daily charge from the assets of the Investment Option equivalent to an effective annual rate of 0.50%.

(c) Portfolio Expenses

The Portfolios associated with the Investment Option incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio.

EFFLI

Not Part of the Prospectus

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FREEDOM LIFETIME INCOME
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2015

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Empire Fidelity Investments Life Insurance Company ("EFILI") through its Variable Annuity Account A (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2015 without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Withdrawal Value	(Click Here)
Safekeeping of Variable Account Assets	(Click Here)
Distribution of the Contracts	(Click Here)
State Regulation	(Click Here)
Legal Matters	(Click Here)
Registration Statement	(Click Here)
Experts	(Click Here)
Financial Statements	(Click Here)
Variable Account (enclosed)
Empire Fidelity Investments Life Insurance Company (enclosed)

EFFLI-PTB-0415
1.825529.110

You may purchase a Contract only with contributions rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

Investments by the Investment Options in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

WITHDRAWAL VALUE

If your Contract has a Withdrawal Period you should be aware of the following.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

Part A

Part A is based on the portion of your Purchase Payment that provides annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested. See Net Investment Factor on page 13 of the Prospectus.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

Part B

Part B is based on the remainder of your Purchase Payment and reflects the portion of your Purchase Payment that provides annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) Multiply (1) by the Net Investment Factor for the Investment Option in which your Contract is invested.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and EFILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Empire Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, General Counsel of Empire Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The financial statements of the Company as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014, and the financial statements of Empire Fidelity Investments Variable Annuity Account A of the Company as of December 31, 2014 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston Massachusetts 02110.

FINANCIAL STATEMENTS

The financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Empire Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Empire Fidelity Investments Life Insurance Company provided herein.

THIS PAGE INTENTIONALLY LEFT BLANK

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements Report of Independent Registered Public Accounting Firm

Empire Fidelity® Investments

Variable Annuity Account A

(Fidelity Cover Art)

Annual Report

December 31, 2014

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2014

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 27,814	$ 67,311	$ 10,302	$ 38,611	$ 52,527	$ 32,602	$ 44,566	$ 18,762
Receivable from EFILI	0	0	0	0	0	0	1	0
Total assets	27,814	67,311	10,302	38,611	52,527	32,602	44,567	18,762
Liabilities:
Payable to EFILI	0	1	0	0	6	0	0	0
Total net assets	$ 27,814	$ 67,310	$ 10,302	$ 38,611	$ 52,521	$ 32,602	$ 44,567	$ 18,762
Net Assets:
Fidelity Retirement Reserves	$ 26,568	$ 0	$ 8,503	$ 0	$ 46,912	$ 0	$ 41,250	$ 0
Fidelity Income Advantage	1,246	0	1,799	0	5,609	0	3,317	0
Fidelity Personal Retirement	0	66,974	0	38,611	0	32,602	0	18,762
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	336	0	0	0	0	0	0
Total net assets	$ 27,814	$ 67,310	$ 10,302	$ 38,611	$ 52,521	$ 32,602	$ 44,567	$ 18,762
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,259	0	179	0	504	0	389	0
Unit Value	$ 21.11	$ 0	$ 47.51	$ 0	$ 93.00	$ 0	$ 105.99	$ 0
Fidelity Income Advantage:
Units Outstanding	61	0	39	0	62	0	32	0
Unit Value	$ 20.45	$ 0	$ 46.04	$ 0	$ 90.11	$ 0	$ 102.71	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	6,283	0	2,453	0	1,763	0	909
Highest Unit Value	$ 0	$ 11.37	$ 0	$ 21.12	$ 0	$ 28.41	$ 0	$ 30.65
Lowest Unit Value	$ 0	$ 9.97	$ 0	$ 13.37	$ 0	$ 17.21	$ 0	$ 19.81
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	34	0	0	0	0	0	0
Highest Unit Value	$ 0	$ 9.76	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Unit Value	$ 0	$ 9.39	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Unit Value	$ 0	$ 9.65	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Unit Value	$ 0	$ 9.30	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 7,032	$ 2,992	$ 13,665	$ 24,538	$ 41,581	$ 32,551	$ 21,456
Receivable from EFILI	1	0	0	2	0	0	0
Total assets	7,033	2,992	13,665	24,540	41,581	32,551	21,456
Liabilities:
Payable to EFILI	0	0	0	0	0	3	0
Total net assets	$ 7,033	$ 2,992	$ 13,665	$ 24,540	$ 41,581	$ 32,548	$ 21,456
Net Assets:
Fidelity Retirement Reserves	$ 6,736	$ 2,661	$ 0	$ 20,448	$ 0	$ 30,388	$ 0
Fidelity Income Advantage	297	331	0	4,092	0	2,160	0
Fidelity Personal Retirement	0	0	13,665	0	41,581	0	21,456
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 7,033	$ 2,992	$ 13,665	$ 24,540	$ 41,581	$ 32,548	$ 21,456
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	155	163	0	500	0	577	0
Unit Value	$ 43.46	$ 16.33	$ 0	$ 40.88	$ 0	$ 52.66	$ 0
Fidelity Income Advantage:
Units Outstanding	7	21	0	103	0	42	0
Unit Value	$ 42.12	$ 15.98	$ 0	$ 39.62	$ 0	$ 51.03	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	0	941	0	2,975	0	1,286
Highest Value	$ 0	$ 0	$ 19.54	$ 0	$ 15.23	$ 0	$ 20.90
Lowest Value	$ 0	$ 0	$ 14.10	$ 0	$ 11.72	$ 0	$ 14.78
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 141,236	$ 8,679	$ 5,618	$ 116,197	$ 108,381	$ 14,225	$ 144,594
Receivable from EFILI	0	2	0	0	0	1	1
Total assets	141,236	8,681	5,618	116,197	108,381	14,226	144,595
Liabilities:
Payable to EFILI	12	0	0	37	0	0	0
Total net assets	$ 141,224	$ 8,681	$ 5,618	$ 116,160	$ 108,381	$ 14,226	$ 144,595
Net Assets:
Fidelity Retirement Reserves	$ 48,432	$ 7,925	$ 0	$ 107,428	$ 0	$ 12,294	$ 0
Fidelity Income Advantage	4,934	756	0	8,732	0	1,932	0
Fidelity Personal Retirement	87,858	0	5,618	0	108,381	0	70,266
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	74,329
Total net assets	$ 141,224	$ 8,681	$ 5,618	$ 116,160	$ 108,381	$ 14,226	$ 144,595
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	788	226	0	1,443	0	440	0
Unit Value	$ 61.47	$ 34.99	$ 0	$ 74.46	$ 0	$ 27.96	$ 0
Fidelity Income Advantage:
Units Outstanding	83	22	0	122	0	71	0
Unit Value	$ 59.56	$ 33.91	$ 0	$ 72.16	$ 0	$ 27.09	$ 0
Fidelity Personal Retirement:
Units Outstanding	4,251	0	316	0	5,165	0	3,657
Highest Value	$ 28.83	$ 0	$ 23.40	$ 0	$ 29.87	$ 0	$ 26.83
Lowest Value	$ 19.79	$ 0	$ 16.04	$ 0	$ 19.55	$ 0	$ 16.80
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	3,395
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 25.28
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 14.60
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	1,357
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 25.04
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 14.44
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 2,923	$ 13,254	$ 18,490	$ 19,283	$ 9,405	$ 9,184	$ 35,997	$ 43,398
Receivable from EFILI	1	0	2	0	1	0	0	0
Total assets	2,924	13,254	18,492	19,283	9,406	9,184	35,997	43,398
Liabilities:
Payable to EFILI	0	0	0	0	0	0	34	0
Total net assets	$ 2,924	$ 13,254	$ 18,492	$ 19,283	$ 9,406	$ 9,184	$ 35,963	$ 43,398
Net Assets:
Fidelity Retirement Reserves	$ 2,595	$ 0	$ 15,963	$ 0	$ 8,202	$ 0	$ 31,881	$ 0
Fidelity Income Advantage	329	0	2,529	0	1,204	0	4,082	0
Fidelity Personal Retirement	0	13,254	0	19,283	0	9,184	0	43,398
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 2,924	$ 13,254	$ 18,492	$ 19,283	$ 9,406	$ 9,184	$ 35,963	$ 43,398
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	99	0	514	0	341	0	841	0
Unit Value	$ 26.34	$ 0	$ 31.07	$ 0	$ 24.04	$ 0	$ 37.91	$ 0
Fidelity Income Advantage:
Units Outstanding	13	0	84	0	52	0	112	0
Unit Value	$ 25.75	$ 0	$ 30.11	$ 0	$ 23.29	$ 0	$ 36.81	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	594	0	946	0	415	0	2,124
Highest Value	$ 0	$ 33.96	$ 0	$ 28.72	$ 0	$ 38.05	$ 0	$ 30.58
Lowest Value	$ 0	$ 21.36	$ 0	$ 19.54	$ 0	$ 20.55	$ 0	$ 17.13
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 4,957	$ 8,265	$ 3,014	$ 8,449	$ 8,605	$ 16,246	$ 5,170	$ 8,893
Receivable from EFILI	1	0	0	0	0	0	0	0
Total assets	4,958	8,265	3,014	8,449	8,605	16,246	5,170	8,893
Liabilities:
Payable to EFILI	0	0	21	0	1	0	0	0
Total net assets	$ 4,958	$ 8,265	$ 2,993	$ 8,449	$ 8,604	$ 16,246	$ 5,170	$ 8,893
Net Assets:
Fidelity Retirement Reserves	$ 4,423	$ 0	$ 2,889	$ 0	$ 7,846	$ 0	$ 4,714	$ 0
Fidelity Income Advantage	535	0	104	0	758	0	456	0
Fidelity Personal Retirement	0	8,265	0	8,449	0	16,246	0	8,893
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 4,958	$ 8,265	$ 2,993	$ 8,449	$ 8,604	$ 16,246	$ 5,170	$ 8,893
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	187	0	130	0	358	0	178	0
Unit Value	$ 23.67	$ 0	$ 22.24	$ 0	$ 21.94	$ 0	$ 26.47	$ 0
Fidelity Income Advantage:
Units Outstanding	23	0	6	0	36	0	18	0
Unit Value	$ 23.14	$ 0	$ 21.65	$ 0	$ 21.35	$ 0	$ 25.77	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	406	0	400	0	730	0	581
Highest Value	$ 0	$ 40.36	$ 0	$ 23.30	$ 0	$ 43.53	$ 0	$ 21.09
Lowest Value	$ 0	$ 19.30	$ 0	$ 18.66	$ 0	$ 18.73	$ 0	$ 14.16
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 24,738	$ 59,142	$ 1,886	$ 7,834	$ 3,736	$ 16,984	$ 2,065	$ 7,745
Receivable from EFILI	0	0	0	0	0	0	0	1
Total assets	24,738	59,142	1,886	7,834	3,736	16,984	2,065	7,746
Liabilities:
Payable to EFILI	10	0	0	0	0	0	0	0
Total net assets	$ 24,728	$ 59,142	$ 1,886	$ 7,834	$ 3,736	$ 16,984	$ 2,065	$ 7,746
Net Assets:
Fidelity Retirement Reserves	$ 23,226	$ 0	$ 1,867	$ 0	$ 3,611	$ 0	$ 1,901	$ 0
Fidelity Income Advantage	1,502	0	19	0	125	0	164	0
Fidelity Personal Retirement	0	59,142	0	7,834	0	16,984	0	7,746
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 24,728	$ 59,142	$ 1,886	$ 7,834	$ 3,736	$ 16,984	$ 2,065	$ 7,746
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	615	0	147	0	99	0	80	0
Unit Value	$ 37.74	$ 0	$ 12.73	$ 0	$ 36.41	$ 0	$ 23.77	$ 0
Fidelity Income Advantage:
Units Outstanding	41	0	2	0	4	0	7	0
Unit Value	$ 36.73	$ 0	$ 12.39	$ 0	$ 35.43	$ 0	$ 23.14	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	1,737	0	579	0	752	0	338
Unit Value	$ 0	$ 47.29	$ 0	$ 27.12	$ 0	$ 36.20	$ 0	$ 40.45
Highest Value	$ 0	$ 32.24	$ 0	$ 10.80	$ 0	$ 20.55	$ 0	$ 22.23
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 5,144	$ 19,888	$ 7,772	$ 69,448	$ 595	$ 1,802	$ 1,734	$ 10,270
Receivable from EFILI	0	0	0	0	0	0	0	0
Total assets	5,144	19,888	7,772	69,448	595	1,802	1,734	10,270
Liabilities:
Payable to EFILI	0	0	28	0	1	0	0	0
Total net assets	$ 5,144	$ 19,888	$ 7,744	$ 69,448	$ 594	$ 1,802	$ 1,734	$ 10,270
Net Assets:
Fidelity Retirement Reserves	$ 4,650	$ 0	$ 6,446	$ 0	$ 481	$ 0	$ 1,611	$ 0
Fidelity Income Advantage	494	0	1,298	0	113	0	123	0
Fidelity Personal Retirement	0	19,888	0	69,448	0	1,802	0	10,270
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 5,144	$ 19,888	$ 7,744	$ 69,448	$ 594	$ 1,802	$ 1,734	$ 10,270
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	145	0	355	0	26	0	103	0
Unit Value	$ 32.07	$ 0	$ 18.15	$ 0	$ 18.28	$ 0	$ 15.66	$ 0
Fidelity Income Advantage:
Units Outstanding	16	0	75	0	6	0	8	0
Unit Value	$ 31.35	$ 0	$ 17.76	$ 0	$ 17.93	$ 0	$ 15.36	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	986	0	4,628	0	98	0	619
Highest Value	$ 0	$ 44.58	$ 0	$ 17.82	$ 0	$ 31.82	$ 0	$ 31.09
Lowest Value	$ 0	$ 18.31	$ 0	$ 12.25	$ 0	$ 18.06	$ 0	$ 15.43
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 514	$ 2,470	$ 2,710	$ 9,478	$ 3,111	$ 8,755	$ 3,473	$ 4,063
Receivable from EFILI	1	0	0	0	0	0	0	0
Total assets	515	2,470	2,710	9,478	3,111	8,755	3,473	4,063
Liabilities:
Payable to EFILI	0	0	0	0	0	0	0	0
Total net assets	$ 515	$ 2,470	$ 2,710	$ 9,478	$ 3,111	$ 8,755	$ 3,473	$ 4,063
Net Assets:
Fidelity Retirement Reserves	$ 396	$ 0	$ 2,282	$ 0	$ 2,941	$ 0	$ 3,473	$ 0
Fidelity Income Advantage	119	0	428	0	170	0	0	0
Fidelity Personal Retirement	0	2,470	0	9,478	0	8,755	0	4,063
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 515	$ 2,470	$ 2,710	$ 9,478	$ 3,111	$ 8,755	$ 3,473	$ 4,063
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	26	0	126	0	138	0	245	0
Unit Value	$ 15.16	$ 0	$ 18.16	$ 0	$ 21.29	$ 0	$ 14.18	$ 0
Fidelity Income Advantage:
Units Outstanding	8	0	24	0	8	0	0	0
Unit Value	$ 14.87	$ 0	$ 17.81	$ 0	$ 20.88	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	144	0	478	0	392	0	277
Highest Value	$ 0	$ 26.23	$ 0	$ 35.33	$ 0	$ 35.00	$ 0	$ 15.07
Lowest Value	$ 0	$ 15.21	$ 0	$ 18.26	$ 0	$ 21.55	$ 0	$ 12.24
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 657	$ 2,595	$ 1,317	$ 6,373	$ 3,407	$ 8,580
Receivable from EFILI	0	0	0	0	0	0
Total assets	657	2,595	1,317	6,373	3,407	8,580
Liabilities:
Payable to EFILI	0	0	0	0	0	0
Total net assets	$ 657	$ 2,595	$ 1,317	$ 6,373	$ 3,407	$ 8,580
Net Assets:
Fidelity Retirement Reserves	$ 657	$ 0	$ 1,317	$ 0	$ 3,407	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	2,595	0	6,373	0	8,580
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 657	$ 2,595	$ 1,317	$ 6,373	$ 3,407	$ 8,580
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	43	0	81	0	205	0
Unit Value	$ 15.22	$ 0	$ 16.25	$ 0	$ 16.64	$ 0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	175	0	384	0	503
Highest Value	$ 0	$ 18.42	$ 0	$ 20.00	$ 0	$ 20.54
Lowest Value	$ 0	$ 13.48	$ 0	$ 14.36	$ 0	$ 14.57
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 2,807	$ 20,070	$ 1,280	$ 10,257	$ 1,135	$ 9,900
Receivable from EFILI	0	0	0	0	0	0
Total assets	2,807	20,070	1,280	10,257	1,135	9,900
Liabilities:
Payable to EFILI	1	0	0	0	0	0
Total net assets	$ 2,806	$ 20,070	$ 1,280	$ 10,257	$ 1,135	$ 9,900
Net Assets:
Fidelity Retirement Reserves	$ 2,806	$ 0	$ 1,280	$ 0	$ 1,135	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	20,070	0	10,257	0	9,900
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 2,806	$ 20,070	$ 1,280	$ 10,257	$ 1,135	$ 9,900
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	168	0	73	0	65	0
Unit Value	$ 16.74	$ 0	$ 17.58	$ 0	$ 17.38	$ 0
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Personal Retirement:
Units Outstanding	0	1,191	0	561	0	555
Highest Value	$ 0	$ 22.12	$ 0	$ 23.65	$ 0	$ 24.56
Lowest Value	$ 0	$ 15.10	$ 0	$ 15.95	$ 0	$ 16.28
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 2,222	$ 780	$ 1,662	$ 1,502	$ 14,331	$ 70,950	$ 109,141
Receivable from EFILI	0	0	0	0	0	0	0
Total assets	2,222	780	1,662	1,502	14,331	70,950	109,141
Liabilities:
Payable to EFILI	1	0	0	0	0	0	0
Total net assets	$ 2,221	$ 780	$ 1,662	$ 1,502	$ 14,331	$ 70,950	$ 109,141
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 1,336	$ 0	$ 5,096	$ 9,867
Fidelity Income Advantage	0	0	0	166	0	1,012	5,000
Fidelity Personal Retirement	0	0	0	0	14,331	64,339	91,395
Fidelity Freedom Lifetime Income	2,221	780	1,662	0	0	503	2,879
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 2,221	$ 780	$ 1,662	$ 1,502	$ 14,331	$ 70,950	$ 109,141
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	83	0	381	682
Unit Value	$ 0	$ 0	$ 0	$ 16.09	$ 0	$ 13.38	$ 14.46
Fidelity Income Advantage:
Units Outstanding	0	0	0	11	0	77	352
Unit Value	$ 0	$ 0	$ 0	$ 15.81	$ 0	$ 13.15	$ 14.21
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	750	4,727	5,888
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 31.08	$ 14.55	$ 18.95
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 16.75	$ 12.27	$ 14.38
Fidelity Freedom Lifetime Income:
Units Outstanding	143	48	96	0	0	40	214
Unit Value	$ 15.54	$ 16.20	$ 17.23	$ 0	$ 0	$ 12.43	$ 13.43
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 162,729	$ 78,429	$ 31,583	$ 1,694	$ 15,414	$ 1,241	$ 6,537
Receivable from EFILI	0	1	0	0	0	0	1
Total assets	162,729	78,430	31,583	1,694	15,414	1,241	6,538
Liabilities:
Payable to EFILI	1	0	0	0	0	0	0
Total net assets	$ 162,728	$ 78,430	$ 31,583	$ 1,694	$ 15,414	$ 1,241	$ 6,538
Net Assets:
Fidelity Retirement Reserves	$ 4,250	$ 6,560	$ 2,935	$ 1,286	$ 0	$ 1,230	$ 0
Fidelity Income Advantage	937	2,270	718	408	0	11	0
Fidelity Personal Retirement	57,840	68,677	27,074	0	15,414	0	6,538
Fidelity Freedom Lifetime Income	4,652	923	856	0	0	0	0
Fidelity Growth and Guaranteed Income	95,049	0	0	0	0	0	0
Total net assets	$ 162,728	$ 78,430	$ 31,583	$ 1,694	$ 15,414	$ 1,241	$ 6,538
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	313	448	201	64	0	70	0
Unit Value	$ 13.58	$ 14.64	$ 14.57	$ 20.17	$ 0	$ 17.66	$ 0
Fidelity Income Advantage:
Units Outstanding	70	158	50	21	0	1	0
Unit Value	$ 13.40	$ 14.38	$ 14.32	$ 19.86	$ 0	$ 17.39	$ 0
Fidelity Personal Retirement:
Units Outstanding	3,819	4,291	1,621	0	754	0	356
Highest Value	$ 20.72	$ 22.02	$ 24.39	$ 0	$ 26.16	$ 0	$ 37.13
Lowest Value	$ 14.09	$ 15.35	$ 15.28	$ 0	$ 19.55	$ 0	$ 16.99
Fidelity Freedom Lifetime Income:
Units Outstanding	338	68	63	0	0	0	0
Unit Value	$ 13.77	$ 13.63	$ 13.61	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	5,289	0	0	0	0	0	0
Highest Value	$ 19.52	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 13.09	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	1,146	0	0	0	0	0	0
Highest Value	$ 19.34	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 12.95	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	VIP - Floating Rate High Income	VIP - Floating Rate High Income Investor Class	UIF - Emerging Markets Equity
Assets:
Investments at market value	$ 576	$ 1,993	$ 428	$ 2,725	$ 90	$ 20,736	$ 7,784
Receivable from EFILI	0	0	1	0	0	0	0
Total assets	576	1,993	429	2,725	90	20,736	7,784
Liabilities:
Payable to EFILI	1	0	0	0	0	0	1
Total net assets	$ 575	$ 1,993	$ 429	$ 2,725	$ 90	$ 20,736	$ 7,783
Net Assets:
Fidelity Retirement Reserves	$ 571	$ 0	$ 408	$ 0	$ 70	$ 0	$ 3,313
Fidelity Income Advantage	4	0	21	0	20	0	232
Fidelity Personal Retirement	0	1,993	0	2,725	0	20,736	4,238
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 575	$ 1,993	$ 429	$ 2,725	$ 90	$ 20,736	$ 7,783
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	45	0	49	0	7	0	127
Unit Value	$ 12.65	$ 0	$ 8.33	$ 0	$ 9.90	$ 0	$ 26.03
Fidelity Income Advantage:
Units Outstanding	0	0	3	0	2	0	9
Unit Value	$ 12.45	$ 0	$ 8.22	$ 0	$ 9.88	$ 0	$ 25.22
Fidelity Personal Retirement:
Units Outstanding	0	128	0	263	0	2,087	356
Highest Value	$ 0	$ 31.81	$ 0	$ 22.92	$ 0	$ 9.94	$ 21.68
Lowest Value	$ 0	$ 13.12	$ 0	$ 8.59	$ 0	$ 9.93	$ 10.54
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Emerging Markets Debt	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	Lazard - Retirement Emerging Markets	PVIT - Commodity Real Return
Assets:
Investments at market value	$ 14,915	$ 6,971	$ 3,202	$ 3,737	$ 1,671	$ 13,470	$ 1,808
Receivable from EFILI	0	1	0	1	1	0	0
Total assets	14,915	6,972	3,202	3,738	1,672	13,470	1,808
Liabilities:
Payable to EFILI	0	0	0	0	0	0	1
Total net assets	$ 14,915	$ 6,972	$ 3,202	$ 3,738	$ 1,672	$ 13,470	$ 1,807
Net Assets:
Fidelity Retirement Reserves	$ 2,259	$ 925	$ 1,024	$ 3,369	$ 1,410	$ 2,993	$ 66
Fidelity Income Advantage	148	225	141	369	262	68	0
Fidelity Personal Retirement	12,508	5,822	2,037	0	0	10,409	1,741
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 14,915	$ 6,972	$ 3,202	$ 3,738	$ 1,672	$ 13,470	$ 1,807
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	74	56	58	94	38	212	10
Unit Value	$ 30.47	$ 16.54	$ 17.55	$ 35.70	$ 36.73	$ 14.14	$ 6.96
Fidelity Income Advantage:
Units Outstanding	5	14	8	11	7	5	0
Unit Value	$ 29.53	$ 16.03	$ 17.01	$ 34.59	$ 35.59	$ 13.89	$ 6.92
Fidelity Personal Retirement:
Units Outstanding	880	409	169	0	0	793	246
Highest Value	$ 18.52	$ 21.12	$ 17.95	$ 0	$ 0	$ 23.38	$ 7.09
Lowest Value	$ 11.68	$ 12.40	$ 11.19	$ 0	$ 0	$ 10.85	$ 7.07
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return	Blackrock - Global Allocation V.I.	FTVIP - Templeton Global Bond (b)	FTVIP - Franklin U.S. Gov't Securities (b)
Assets:
Investments at market value	$ 51,191	$ 25,020	$ 52,349	$ 37,821	$ 20,057	$ 4,093
Receivable from EFILI	0	0	0	0	0	0
Total assets	51,191	25,020	52,349	37,821	20,057	4,093
Liabilities:
Payable to EFILI	1	1	0	0	0	0
Total net assets	$ 51,190	$ 25,019	$ 52,349	$ 37,821	$ 20,057	$ 4,093
Net Assets:
Fidelity Retirement Reserves	$ 4,069	$ 2,001	$ 2,790	$ 1,374	$ 480	$ 82
Fidelity Income Advantage	14	38	85	279	9	0
Fidelity Personal Retirement	47,107	22,980	49,474	36,168	19,568	4,011
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 51,190	$ 25,019	$ 52,349	$ 37,821	$ 20,057	$ 4,093
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	368	165	229	118	44	8
Unit Value	$ 11.06	$ 12.13	$ 12.20	$ 11.64	$ 10.94	$ 10.05
Fidelity Income Advantage:
Units Outstanding	1	3	7	24	1	0
Unit Value	$ 10.94	$ 12.00	$ 12.07	$ 11.58	$ 10.88	$ 0
Fidelity Personal Retirement:
Units Outstanding	4,218	1,919	4,063	3,054	1,759	392
Highest Value	$ 11.38	$ 12.49	$ 12.56	$ 11.87	$ 11.15	$ 10.25
Lowest Value	$ 10.82	$ 11.33	$ 11.55	$ 11.82	$ 11.10	$ 10.20
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Lowest Value	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

(b) Fund Name Change. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2014

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 3	$ 7	$ 610	$ 2,292	$ 1,482	$ 900
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	215	0	75	0	360	0
Administrative and other charges	14	0	5	0	24	0
Total expenses	229	0	80	0	384	0
Fidelity Income Advantage:
Mortality and expense risk charges	11	0	15	0	44	0
Administrative and other charges	3	0	5	0	14	0
Total expenses	14	0	20	0	58	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	102	0	63	0	43
Administrative and other charges	0	34	0	24	0	15
Total expenses	0	136	0	87	0	58
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	1	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	1	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	5	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	6	0	0	0	0
Total expenses	243	143	100	87	442	58
Net investment income (loss)	(240)	(136)	510	2,205	1,040	842
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(397)	565	325	917
Realized gain distributions	0	0	0	0	731	438
Net realized gain (loss) on investments	0	0	(397)	565	1,056	1,355
Unrealized appreciation (depreciation)	0	0	(22)	(2,056)	1,950	210
Net increase (decrease) in net assets from operations	$ (240)	$ (136)	$ 91	$ 714	$ 4,046	$ 2,407
(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 82	$ 23	$ 101	$ 44	$ 186	$ 532	$ 899
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	315	0	56	23	0	157	0
Administrative and other charges	21	0	4	1	0	11	0
Total expenses	336	0	60	24	0	168	0
Fidelity Income Advantage:
Mortality and expense risk charges	25	0	2	3	0	32	0
Administrative and other charges	8	0	1	1	0	11	0
Total expenses	33	0	3	4	0	43	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	26	0	0	23	0	59
Administrative and other charges	0	8	0	0	8	0	19
Total expenses	0	34	0	0	31	0	78
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	369	34	63	28	31	211	78
Net investment income (loss)	(287)	(11)	38	16	155	321	821
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,099	1,027	(213)	(31)	445	(32)	(93)
Realized gain distributions	0	0	2	1	4	10	14
Net realized gain (loss) on investments	1,099	1,027	(211)	(30)	449	(22)	(79)
Unrealized appreciation (depreciation)	3,653	633	(538)	(291)	(1,945)	925	1,249
Net increase (decrease) in net assets from operations	$ 4,465	$ 1,649	$ (711)	$ (305)	$ (1,341)	$ 1,224	$ 1,991
(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 496	$ 314	$ 2,185	$ 94	$ 59	$ 1,078	$ 935
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	241	0	348	65	0	793	0
Administrative and other charges	16	0	23	4	0	53	0
Total expenses	257	0	371	69	0	846	0
Fidelity Income Advantage:
Mortality and expense risk charges	18	0	36	6	0	65	0
Administrative and other charges	6	0	12	2	0	22	0
Total expenses	24	0	48	8	0	87	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	30	100	0	9	0	154
Administrative and other charges	0	10	35	0	3	0	49
Total expenses	0	40	135	0	12	0	203
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	281	40	554	77	12	933	203
Net investment income (loss)	215	274	1,631	17	47	145	732
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	274	402	4,361	221	172	3,311	3,135
Realized gain distributions	1,627	875	121	7	4	2,266	2,121
Net realized gain (loss) on investments	1,901	1,277	4,482	228	176	5,577	5,256
Unrealized appreciation (depreciation)	(394)	(536)	8,857	227	29	6,198	4,939
Net increase (decrease) in net assets from operations	$ 1,722	$ 1,015	$ 14,970	$ 472	$ 252	$ 11,920	$ 10,927
(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 207	$ 2,018	$ 12	$ 49	$ 316	$ 321
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	84	0	18	0	116	0
Administrative and other charges	6	0	1	0	8	0
Total expenses	90	0	19	0	124	0
Fidelity Income Advantage:
Mortality and expense risk charges	15	0	2	0	19	0
Administrative and other charges	5	0	1	0	6	0
Total expenses	20	0	3	0	25	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	95	0	14	0	24
Administrative and other charges	0	29	0	5	0	8
Total expenses	0	124	0	19	0	32
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	671	0	0	0	0
Administrative and other charges	0	183	0	0	0	0
Total expenses	0	854	0	0	0	0
Total expenses	110	978	22	19	149	32
Net investment income (loss)	97	1,040	(10)	30	167	289
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	89	1,652	204	342	414	686
Realized gain distributions	1,656	15,499	106	380	5	3
Net realized gain (loss) on investments	1,745	17,151	310	722	419	689
Unrealized appreciation (depreciation)	(656)	(6,425)	(63)	244	1,057	563
Net increase (decrease) in net assets from operations	$ 1,186	$ 11,766	$ 237	$ 996	$ 1,643	$ 1,541
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 20	$ 13	$ 93	$ 78	$ 52	$ 79
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	62	0	262	0	36	0
Administrative and other charges	4	0	17	0	2	0
Total expenses	66	0	279	0	38	0
Fidelity Income Advantage:
Mortality and expense risk charges	9	0	31	0	3	0
Administrative and other charges	3	0	10	0	1	0
Total expenses	12	0	41	0	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	13	0	62	0	12
Administrative and other charges	0	4	0	21	0	4
Total expenses	0	17	0	83	0	16
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	78	17	320	83	42	16
Net investment income (loss)	(58)	(4)	(227)	(5)	10	63
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	624	1,183	1,058	711	82	669
Realized gain distributions	9	8	904	966	0	0
Net realized gain (loss) on investments	633	1,191	1,962	1,677	82	669
Unrealized appreciation (depreciation)	374	(239)	314	752	194	(227)
Net increase (decrease) in net assets from operations	$ 949	$ 948	$ 2,049	$ 2,424	$ 286	$ 505
(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 49	$ 137	$ 7	$ 7	$ 57	$ 87
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	20	0	52	0	53	0
Administrative and other charges	1	0	3	0	3	0
Total expenses	21	0	55	0	56	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	5	0	5	0
Administrative and other charges	0	0	2	0	2	0
Total expenses	1	0	7	0	7	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	10	0	19	0	13
Administrative and other charges	0	4	0	7	0	5
Total expenses	0	14	0	26	0	18
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	22	14	62	26	63	18
Net investment income (loss)	27	123	(55)	(19)	(6)	69
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	94	393	76	144	(233)	262
Realized gain distributions	94	270	1,138	2,018	78	107
Net realized gain (loss) on investments	188	663	1,214	2,162	(155)	369
Unrealized appreciation (depreciation)	273	410	(453)	(738)	(759)	(2,065)
Net increase (decrease) in net assets from operations	$ 488	$ 1,196	$ 706	$ 1,405	$ (920)	$ (1,627)
(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 0	$ 0	$ 21	$ 84	$ 32	$ 133
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	152	0	16	0	29	0
Administrative and other charges	10	0	1	0	2	0
Total expenses	162	0	17	0	31	0
Fidelity Income Advantage:
Mortality and expense risk charges	8	0	0	0	1	0
Administrative and other charges	3	0	0	0	0	0
Total expenses	11	0	0	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	67	0	9	0	19
Administrative and other charges	0	23	0	3	0	9
Total expenses	0	90	0	12	0	28
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	173	90	17	12	32	28
Net investment income (loss)	(173)	(90)	4	72	0	105
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,067	4,374	153	315	287	1,710
Realized gain distributions	1,727	3,804	0	0	78	334
Net realized gain (loss) on investments	3,794	8,178	153	315	365	2,044
Unrealized appreciation (depreciation)	2,058	4,291	8	327	(176)	(1,141)
Net increase (decrease) in net assets from operations	$ 5,679	$ 12,379	$ 165	$ 714	$ 189	$ 1,008
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 9	$ 33	$ 83	$ 304	$ 234	$ 2,087
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	17	0	30	0	51	0
Administrative and other charges	1	0	2	0	3	0
Total expenses	18	0	32	0	54	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	3	0	11	0
Administrative and other charges	0	0	1	0	4	0
Total expenses	1	0	4	0	15	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	11	0	19	0	99
Administrative and other charges	0	4	0	7	0	34
Total expenses	0	15	0	26	0	133
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	19	15	36	26	69	133
Net investment income (loss)	(10)	18	47	278	165	1,954
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	200	528	0	312	14	168
Realized gain distributions	154	595	276	1,002	89	800
Net realized gain (loss) on investments	354	1,123	276	1,314	103	968
Unrealized appreciation (depreciation)	(200)	(523)	796	2,215	(38)	(777)
Net increase (decrease) in net assets from operations	$ 144	$ 618	$ 1,119	$ 3,807	$ 230	$ 2,145
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 1	$ 7	$ 35	$ 6	$ 27
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	4	0	12	0	3	0
Administrative and other charges	0	0	1	0	0	0
Total expenses	4	0	13	0	3	0
Fidelity Income Advantage:
Mortality and expense risk charges	1	0	2	0	1	0
Administrative and other charges	0	0	1	0	0	0
Total expenses	1	0	3	0	1	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	2	0	10	0	3
Administrative and other charges	0	1	0	4	0	1
Total expenses	0	3	0	14	0	4
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	5	3	16	14	4	4
Net investment income (loss)	(5)	(2)	(9)	21	2	23
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	41	120	50	197	20	92
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	41	120	50	197	20	92
Unrealized appreciation (depreciation)	32	69	(2)	(37)	36	149
Net increase (decrease) in net assets from operations	$ 68	$ 187	$ 39	$ 181	$ 58	$ 264
(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 35	$ 122	$ 22	$ 61	$ 52	$ 63
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	15	0	17	0	26	0
Administrative and other charges	1	0	1	0	2	0
Total expenses	16	0	18	0	28	0
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	1	0	0	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	4	0	1	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	12	0	12	0	8
Administrative and other charges	0	4	0	4	0	2
Total expenses	0	16	0	16	0	10
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	20	16	19	16	28	10
Net investment income (loss)	15	106	3	45	24	53
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	47	209	87	331	13	63
Realized gain distributions	96	340	245	766	32	40
Net realized gain (loss) on investments	143	549	332	1,097	45	103
Unrealized appreciation (depreciation)	83	217	(65)	(285)	34	(4)
Net increase (decrease) in net assets from operations	$ 241	$ 872	$ 270	$ 857	$ 103	$ 152
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 11	$ 41	$ 21	$ 101	$ 56	$ 143
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	5	0	12	0	27	0
Administrative and other charges	0	0	1	0	2	0
Total expenses	5	0	13	0	29	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	4	0	12	0	15
Administrative and other charges	0	1	0	3	0	4
Total expenses	0	5	0	15	0	19
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	5	5	13	15	29	19
Net investment income (loss)	6	36	8	86	27	124
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8	88	49	76	100	91
Realized gain distributions	5	32	27	116	63	135
Net realized gain (loss) on investments	13	120	76	192	163	226
Unrealized appreciation (depreciation)	(2)	(43)	(22)	10	(47)	16
Net increase (decrease) in net assets from operations	$ 17	$ 113	$ 62	$ 288	$ 143	$ 366
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 45	$ 326	$ 21	$ 163	$ 18	$ 144
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	22	0	9	0	9	0
Administrative and other charges	2	0	1	0	1	0
Total expenses	24	0	10	0	10	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	31	0	17	0	18
Administrative and other charges	0	9	0	4	0	5
Total expenses	0	40	0	21	0	23
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	24	40	10	21	10	23
Net investment income (loss)	21	286	11	142	8	121
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	47	404	13	70	44	70
Realized gain distributions	52	308	24	150	26	167
Net realized gain (loss) on investments	99	712	37	220	70	237
Unrealized appreciation (depreciation)	(3)	(170)	2	56	(18)	40
Net increase (decrease) in net assets from operations	$ 117	$ 828	$ 50	$ 418	$ 60	$ 398
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%
Income:
Dividends	$ 39	$ 14	$ 29	$ 6	$ 48	$ 899
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	16	0	41
Administrative and other charges	0	0	0	1	0	3
Total expenses	0	0	0	17	0	44
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	1	0	9
Administrative and other charges	0	0	0	0	0	3
Total expenses	0	0	0	1	0	12
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	20	102
Administrative and other charges	0	0	0	0	7	32
Total expenses	0	0	0	0	27	134
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	12	3	7	0	0	3
Administrative and other charges	2	1	1	0	0	1
Total expenses	14	4	8	0	0	4
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	14	4	8	18	27	194
Net investment income (loss)	25	10	21	(12)	21	705
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	6	3	2	178	998	762
Realized gain distributions	51	3	25	130	1,040	887
Net realized gain (loss) on investments	57	6	27	308	2,038	1,649
Unrealized appreciation (depreciation)	7	16	3	(283)	(1,435)	299
Net increase (decrease) in net assets from operations	$ 89	$ 32	$ 51	$ 13	$ 624	$ 2,653
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 50%	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class
Income:
Dividends	$ 1,233	$ 2,023	$ 893	$ 311	$ 23	$ 192
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	73	33	55	22	9	0
Administrative and other charges	5	2	4	1	1	0
Total expenses	78	35	59	23	10	0
Fidelity Income Advantage:
Mortality and expense risk charges	37	7	20	6	3	0
Administrative and other charges	12	2	7	2	1	0
Total expenses	49	9	27	8	4	0
Fidelity Personal Retirement:
Mortality and expense risk charges	153	89	118	43	0	17
Administrative and other charges	44	27	34	13	0	6
Total expenses	197	116	152	56	0	23
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	10	16	2	4	0	0
Administrative and other charges	2	3	0	1	0	0
Total expenses	12	19	2	5	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	921	0	0	0	0
Administrative and other charges	0	247	0	0	0	0
Total expenses	0	1,168	0	0	0	0
Total expenses	336	1,347	240	92	14	23
Net investment income (loss)	897	676	653	219	9	169
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,506	6,382	3,198	935	107	660
Realized gain distributions	859	4,311	602	314	65	473
Net realized gain (loss) on investments	3,365	10,693	3,800	1,249	172	1,133
Unrealized appreciation (depreciation)	642	(4,167)	(647)	4	19	529
Net increase (decrease) in net assets from operations	$ 4,904	$ 7,202	$ 3,806	$ 1,472	$ 200	$ 1,831
(In thousands)	Subaccounts Investing In:
	VIP - Materials	VIP - Materials Investor Class	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class
Income:
Dividends	$ 12	$ 60	$ 22	$ 73	$ 1	$ 9
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	9	0	5	0	4	0
Administrative and other charges	1	0	0	0	0	0
Total expenses	10	0	5	0	4	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	8	0	3	0	4
Administrative and other charges	0	3	0	1	0	1
Total expenses	0	11	0	4	0	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	10	11	5	4	4	5
Net investment income (loss)	2	49	17	69	(3)	4
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	36	234	22	55	(30)	35
Realized gain distributions	50	214	1	3	0	0
Net realized gain (loss) on investments	86	448	23	58	(30)	35
Unrealized appreciation (depreciation)	(99)	(567)	(18)	(56)	13	8
Net increase (decrease) in net assets from operations	$ (11)	$ (70)	$ 22	$ 71	$ (20)	$ 47
(In thousands)	Subaccounts Investing In:
	VIP - Floating Rate High Income (a)	VIP - Floating Rate High Income Investor Class (a)	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity
Income:
Dividends	$ 1	$ 410	$ 32	$ 895	$ 50	$ 66
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	30	19	7	8
Administrative and other charges	0	0	2	1	1	1
Total expenses	0	0	32	20	8	9
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	2	1	2	1
Administrative and other charges	0	0	1	0	1	0
Total expenses	0	0	3	1	3	1
Fidelity Personal Retirement:
Mortality and expense risk charges	0	9	6	19	5	4
Administrative and other charges	0	5	2	7	2	1
Total expenses	0	14	8	26	7	5
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	0	14	43	47	18	15
Net investment income (loss)	1	396	(11)	848	32	51
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	(21)	(791)	(208)	34	164
Realized gain distributions	0	0	0	123	503	0
Net realized gain (loss) on investments	0	(21)	(791)	(85)	537	164
Unrealized appreciation (depreciation)	(3)	(619)	355	(284)	(488)	(194)
Net increase (decrease) in net assets from operations	$ (2)	$ (244)	$ (447)	$ 479	$ 81	$ 21

(a) New Fund. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Operations - continued

For the year ended December 31, 2014

(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	Lazard - Retirement Emerging Markets
Income:
Dividends	$ 0	$ 2	$ 277
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	26	11	20
Administrative and other charges	2	1	1
Total expenses	28	12	21
Fidelity Income Advantage:
Mortality and expense risk charges	3	2	1
Administrative and other charges	1	1	0
Total expenses	4	3	1
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	15
Administrative and other charges	0	0	6
Total expenses	0	0	21
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0
Administrative and other charges	0	0	0
Total expenses	0	0	0
Total expenses	32	15	43
Net investment income (loss)	(32)	(13)	234
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	15	(2)	(276)
Realized gain distributions	504	0	128
Net realized gain (loss) on investments	519	(2)	(148)
Unrealized appreciation (depreciation)	(519)	168	(1,031)
Net increase (decrease) in net assets from operations	$ (32)	$ 153	$ (945)
(In thousands)	Subaccounts Investing In:
	PVIT - Commodity Real Return	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return	Blackrock - Global Allocation V.I.	FTVIP - Templeton Global Bond (b)	FTVIP - Franklin U.S. Gov't Securities (b)
Income:
Dividends	$ 8	$ 626	$ 399	$ 1,220	$ 786	$ 920	$ 90
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1	34	17	23	10	3	1
Administrative and other charges	0	2	1	2	1	0	0
Total expenses	1	36	18	25	11	3	1
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	1	2	0	0
Administrative and other charges	0	0	0	0	1	0	0
Total expenses	0	0	0	1	3	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	2	71	36	79	49	24	5
Administrative and other charges	1	26	13	27	18	9	2
Total expenses	3	97	49	106	67	33	7
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	4	133	67	132	81	36	8
Net investment income (loss)	4	493	332	1,088	705	884	82
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(50)	227	(573)	(181)	599	(8)	(13)
Realized gain distributions	0	0	0	0	2,929	0	0
Net realized gain (loss) on investments	(50)	227	(573)	(181)	3,528	(8)	(13)
Unrealized appreciation (depreciation)	(370)	(331)	1,123	1,357	(3,631)	(640)	39
Net increase (decrease) in net assets from operations	$ (416)	$ 389	$ 882	$ 2,264	$ 602	$ 236	$ 108

(b) Fund Name Change. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2014 and 2013

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (240)	$ (283)	$ (136)	$ (134)	$ 510	$ 606	$ 2,205	$ 2,546
Net realized gain (loss) on investments	0	0	0	0	(397)	(162)	565	592
Unrealized appreciation (depreciation)	0	0	0	0	(22)	232	(2,056)	(682)
Net increase (decrease) in net assets from operations	(240)	(283)	(136)	(134)	91	676	714	2,456
Contract Transactions:
Payments received from contract owners	128	1,693	100,995	112,384	58	94	1,941	3,949
Transfers between sub-accounts and the fixed account, net	2,682	3,612	(79,078)	(52,234)	(1,257)	(1,981)	(8,342)	(2,820)
Contract benefits	(532)	(460)	(3,778)	(3,609)	(299)	(297)	0	0
Contract terminations	(7,482)	(7,766)	(22,861)	(42,496)	(590)	(925)	(1,818)	(1,190)
Contract maintenance charges	(7)	(10)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(102)	(110)	(2)	(1)	2	(28)	(1)	1
Net increase (decrease) in net assets from contract transactions	(5,313)	(3,041)	(4,724)	14,044	(2,088)	(3,139)	(8,220)	(60)
Total increase (decrease) in net assets	(5,553)	(3,324)	(4,860)	13,910	(1,997)	(2,463)	(7,506)	2,396
Net Assets:
Beginning of period	33,367	36,691	72,170	58,260	12,299	14,762	46,117	43,721
End of period	$ 27,814	$ 33,367	$ 67,310	$ 72,170	$ 10,302	$ 12,299	$ 38,611	$ 46,117
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 1,040	$ 865	$ 842	$ 635	$ (287)	$ (214)	$ (11)	$ 2
Net realized gain (loss) on investments	1,056	3,750	1,355	2,635	1,099	(172)	1,027	745
Unrealized appreciation (depreciation)	1,950	7,557	210	2,400	3,653	12,614	633	2,655
Net increase (decrease) in net assets from operations	4,046	12,172	2,407	5,670	4,465	12,228	1,649	3,402
Contract Transactions:
Payments received from contract owners	49	127	1,266	1,264	69	82	347	235
Transfers between sub-accounts and the fixed account, net	(3,127)	(660)	339	5,997	(3,163)	(2,016)	3,519	819
Contract benefits	(1,053)	(1,438)	0	(9)	(513)	(430)	0	0
Contract terminations	(1,866)	(2,296)	(796)	(640)	(1,523)	(1,696)	(233)	(300)
Contract maintenance charges	(8)	(8)	0	0	(9)	(8)	0	0
Other transfers (to) from EFILI, net	(53)	18	(1)	0	(6)	(7)	0	1
Net increase (decrease) in net assets from contract transactions	(6,058)	(4,257)	808	6,612	(5,145)	(4,075)	3,633	755
Total increase (decrease) in net assets	(2,012)	7,915	3,215	12,282	(680)	8,153	5,282	4,157
Net Assets:
Beginning of period	54,533	46,618	29,387	17,105	45,247	37,094	13,480	9,323
End of period	$ 52,521	$ 54,533	$ 32,602	$ 29,387	$ 44,567	$ 45,247	$ 18,762	$ 13,480
(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 38	$ 45	$ 16	$ 17	$ 155	$ 162
Net realized gain (loss) on investments	(211)	(161)	(30)	(20)	449	53
Unrealized appreciation (depreciation)	(538)	2,178	(291)	875	(1,945)	3,073
Net increase (decrease) in net assets from operations	(711)	2,062	(305)	872	(1,341)	3,288
Contract Transactions:
Payments received from contract owners	0	0	9	16	587	271
Transfers between sub-accounts and the fixed account, net	(822)	(314)	(195)	(97)	(1,197)	3,142
Contract benefits	(43)	(63)	(39)	(58)	0	0
Contract terminations	(224)	(250)	(78)	(165)	(687)	(126)
Contract maintenance charges	(2)	(2)	0	(1)	(1)	0
Other transfers (to) from EFILI, net	5	(20)	(3)	7	0	0
Net increase (decrease) in net assets from contract transactions	(1,086)	(649)	(306)	(298)	(1,298)	3,287
Total increase (decrease) in net assets	(1,797)	1,413	(611)	574	(2,639)	6,575
Net Assets:
Beginning of period	8,830	7,417	3,603	3,029	16,304	9,729
End of period	$ 7,033	$ 8,830	$ 2,992	$ 3,603	$ 13,665	$ 16,304
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 321	$ 373	$ 821	$ 805	$ 215	$ 258	$ 274	$ 225
Net realized gain (loss) on investments	(22)	87	(79)	216	1,901	133	1,277	351
Unrealized appreciation (depreciation)	925	(1,277)	1,249	(2,116)	(394)	4,350	(536)	1,643
Net increase (decrease) in net assets from operations	1,224	(817)	1,991	(1,095)	1,722	4,741	1,015	2,219
Contract Transactions:
Payments received from contract owners	34	51	1,182	1,872	24	233	837	1,186
Transfers between sub-accounts and the fixed account, net	(387)	(5,656)	3,218	(16,018)	(1,429)	(464)	2,325	2,332
Contract benefits	(618)	(629)	0	0	(889)	(1,164)	0	0
Contract terminations	(1,134)	(2,016)	(1,615)	(3,068)	(1,838)	(1,610)	(733)	(248)
Contract maintenance charges	(3)	(4)	0	0	(5)	(5)	0	0
Other transfers (to) from EFILI, net	(18)	41	2	(2)	(440)	97	0	0
Net increase (decrease) in net assets from contract transactions	(2,126)	(8,213)	2,787	(17,216)	(4,577)	(2,913)	2,429	3,270
Total increase (decrease) in net assets	(902)	(9,030)	4,778	(18,311)	(2,855)	1,828	3,444	5,489
Net Assets:
Beginning of period	25,442	34,472	36,803	55,114	35,403	33,575	18,012	12,523
End of period	$ 24,540	$ 25,442	$ 41,581	$ 36,803	$ 32,548	$ 35,403	$ 21,456	$ 18,012
(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 1,631	$ 1,435	$ 17	$ 22	$ 47	$ 32
Net realized gain (loss) on investments	4,482	2,498	228	57	176	116
Unrealized appreciation (depreciation)	8,857	20,607	227	1,537	29	659
Net increase (decrease) in net assets from operations	14,970	24,540	472	1,616	252	807
Contract Transactions:
Payments received from contract owners	2,895	2,694	34	23	155	233
Transfers between sub-accounts and the fixed account, net	15,898	14,344	(882)	428	838	90
Contract benefits	(926)	(680)	(128)	(161)	0	0
Contract terminations	(2,629)	(2,618)	(240)	(164)	(142)	(287)
Contract maintenance charges	(9)	(8)	(2)	(2)	0	0
Other transfers (to) from EFILI, net	6	54	20	(109)	0	(1)
Net increase (decrease) in net assets from contract transactions	15,235	13,786	(1,198)	15	851	35
Total increase (decrease) in net assets	30,205	38,326	(726)	1,631	1,103	842
Net Assets:
Beginning of period	111,019	72,693	9,407	7,776	4,515	3,673
End of period	$ 141,224	$ 111,019	$ 8,681	$ 9,407	$ 5,618	$ 4,515
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 145	$ 262	$ 732	$ 661	$ 97	$ 87	$ 1,040	$ 791
Net realized gain (loss) on investments	5,577	1,749	5,256	2,159	1,745	771	17,151	6,544
Unrealized appreciation (depreciation)	6,198	25,105	4,939	18,035	(656)	1,318	(6,425)	10,455
Net increase (decrease) in net assets from operations	11,920	27,116	10,927	20,855	1,186	2,176	11,766	17,790
Contract Transactions:
Payments received from contract owners	292	656	2,428	3,257	2	110	3,698	3,050
Transfers between sub-accounts and the fixed account, net	(3,796)	(4,373)	7,785	6,735	852	(67)	16,785	11,237
Contract benefits	(1,489)	(1,316)	(22)	0	(345)	(408)	0	(210)
Contract terminations	(4,023)	(3,496)	(3,746)	(3,643)	(629)	(914)	(7,528)	(4,711)
Contract maintenance charges	(23)	(22)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	(61)	18	1	0	(80)	(21)	(1)	1
Net increase (decrease) in net assets from contract transactions	(9,100)	(8,533)	6,446	6,349	(202)	(1,302)	12,954	9,367
Total increase (decrease) in net assets	2,820	18,583	17,373	27,204	984	874	24,720	27,157
Net Assets:
Beginning of period	113,340	94,757	91,008	63,804	13,242	12,368	119,875	92,718
End of period	$ 116,160	$ 113,340	$ 108,381	$ 91,008	$ 14,226	$ 13,242	$ 144,595	$ 119,875
(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (10)	$ (8)	$ 30	$ 9	$ 167	$ 167	$ 289	$ 180
Net realized gain (loss) on investments	310	265	722	802	419	175	689	361
Unrealized appreciation (depreciation)	(63)	343	244	858	1,057	3,995	563	1,862
Net increase (decrease) in net assets from operations	237	600	996	1,669	1,643	4,337	1,541	2,403
Contract Transactions:
Payments received from contract owners	173	0	171	342	20	72	1,680	674
Transfers between sub-accounts and the fixed account, net	534	725	4,257	3,500	86	307	3,660	4,082
Contract benefits	(23)	(13)	0	(13)	(523)	(408)	0	0
Contract terminations	(579)	(61)	(273)	(170)	(245)	(534)	(404)	(77)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from EFILI, net	3	3	0	0	(109)	43	0	(1)
Net increase (decrease) in net assets from contract transactions	107	653	4,155	3,659	(774)	(523)	4,936	4,678
Total increase (decrease) in net assets	344	1,253	5,151	5,328	869	3,814	6,477	7,081
Net Assets:
Beginning of period	2,580	1,327	8,103	2,775	17,623	13,809	12,806	5,725
End of period	$ 2,924	$ 2,580	$ 13,254	$ 8,103	$ 18,492	$ 17,623	$ 19,283	$ 12,806
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (58)	$ (42)	$ (4)	$ 4	$ (227)	$ (115)	$ (5)	$ 87
Net realized gain (loss) on investments	633	197	1,191	742	1,962	5,420	1,677	5,414
Unrealized appreciation (depreciation)	374	2,390	(239)	1,301	314	5,620	752	4,738
Net increase (decrease) in net assets from operations	949	2,545	948	2,047	2,049	10,925	2,424	10,239
Contract Transactions:
Payments received from contract owners	9	21	318	330	71	108	826	1,525
Transfers between sub-accounts and the fixed account, net	(718)	248	(321)	(177)	(5,069)	2,064	1,234	3,079
Contract benefits	(166)	(149)	0	0	(791)	(623)	(4)	(8)
Contract terminations	(162)	(529)	(102)	(50)	(1,491)	(1,816)	(1,353)	(1,057)
Contract maintenance charges	(1)	(1)	0	0	(7)	(7)	0	0
Other transfers (to) from EFILI, net	(22)	23	0	0	29	24	0	0
Net increase (decrease) in net assets from contract transactions	(1,060)	(387)	(105)	103	(7,258)	(250)	703	3,539
Total increase (decrease) in net assets	(111)	2,158	843	2,150	(5,209)	10,675	3,127	13,778
Net Assets:
Beginning of period	9,517	7,359	8,341	6,191	41,172	30,497	40,271	26,493
End of period	$ 9,406	$ 9,517	$ 9,184	$ 8,341	$ 35,963	$ 41,172	$ 43,398	$ 40,271
(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 10	$ 4	$ 63	$ 58	$ 27	$ 35	$ 123	$ 100
Net realized gain (loss) on investments	82	89	669	397	188	18	663	320
Unrealized appreciation (depreciation)	194	1,238	(227)	1,596	273	357	410	292
Net increase (decrease) in net assets from operations	286	1,331	505	2,051	488	410	1,196	712
Contract Transactions:
Payments received from contract owners	14	9	130	465	3	7	421	203
Transfers between sub-accounts and the fixed account, net	(604)	(119)	(1,097)	1,041	430	(435)	2,444	202
Contract benefits	(74)	(56)	0	(11)	(30)	(12)	0	0
Contract terminations	(126)	(199)	(563)	(219)	(62)	(105)	(49)	(127)
Contract maintenance charges	(1)	(1)	0	0	(1)	(5)	(1)	(2)
Other transfers (to) from EFILI, net	(6)	1	(1)	(1)	(34)	0	0	0
Net increase (decrease) in net assets from contract transactions	(797)	(365)	(1,531)	1,275	306	(550)	2,815	276
Total increase (decrease) in net assets	(511)	966	(1,026)	3,326	794	(140)	4,011	988
Net Assets:
Beginning of period	5,469	4,503	9,291	5,965	2,199	2,339	4,438	3,450
End of period	$ 4,958	$ 5,469	$ 8,265	$ 9,291	$ 2,993	$ 2,199	$ 8,449	$ 4,438
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (55)	$ (39)	$ (19)	$ (8)	$ (6)	$ 7	$ 69	$ 52
Net realized gain (loss) on investments	1,214	349	2,162	610	(155)	(109)	369	2
Unrealized appreciation (depreciation)	(453)	1,065	(738)	1,402	(759)	1,747	(2,065)	1,610
Net increase (decrease) in net assets from operations	706	1,375	1,405	2,004	(920)	1,645	(1,627)	1,664
Contract Transactions:
Payments received from contract owners	30	32	535	349	10	23	345	175
Transfers between sub-accounts and the fixed account, net	1,915	(1,512)	4,464	385	(1,165)	(926)	1,812	(299)
Contract benefits	(111)	(49)	(4)	(7)	(138)	(324)	0	(7)
Contract terminations	(220)	(141)	(71)	(45)	(536)	(135)	(99)	(158)
Contract maintenance charges	(1)	(1)	(1)	(1)	(5)	(3)	0	(1)
Other transfers (to) from EFILI, net	7	9	(1)	0	(13)	51	(1)	0
Net increase (decrease) in net assets from contract transactions	1,620	(1,662)	4,922	681	(1,847)	(1,314)	2,057	(290)
Total increase (decrease) in net assets	2,326	(287)	6,327	2,685	(2,767)	331	430	1,374
Net Assets:
Beginning of period	6,278	6,565	9,919	7,234	7,937	7,606	8,463	7,089
End of period	$ 8,604	$ 6,278	$ 16,246	$ 9,919	$ 5,170	$ 7,937	$ 8,893	$ 8,463
(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (173)	$ (102)	$ (90)	$ (42)	$ 4	$ 9	$ 72	$ 51
Net realized gain (loss) on investments	3,794	1,754	8,178	2,577	153	145	315	313
Unrealized appreciation (depreciation)	2,058	3,765	4,291	6,536	8	458	327	837
Net increase (decrease) in net assets from operations	5,679	5,417	12,379	9,071	165	612	714	1,201
Contract Transactions:
Payments received from contract owners	44	157	1,531	1,282	5	23	155	189
Transfers between sub-accounts and the fixed account, net	2,500	4,054	10,056	16,158	(704)	625	754	1,924
Contract benefits	(473)	(352)	0	(9)	(126)	(13)	(4)	(9)
Contract terminations	(759)	(233)	(645)	(457)	(112)	(63)	(16)	(71)
Contract maintenance charges	(13)	(3)	(8)	0	(1)	0	0	0
Other transfers (to) from EFILI, net	17	(7)	2	(1)	0	3	(2)	0
Net increase (decrease) in net assets from contract transactions	1,316	3,616	10,936	16,973	(938)	575	887	2,033
Total increase (decrease) in net assets	6,995	9,033	23,315	26,044	(773)	1,187	1,601	3,234
Net Assets:
Beginning of period	17,733	8,700	35,827	9,783	2,659	1,472	6,233	2,999
End of period	$ 24,728	$ 17,733	$ 59,142	$ 35,827	$ 1,886	$ 2,659	$ 7,834	$ 6,233
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 0	$ 3	$ 105	$ 100	$ (10)	$ (12)	$ 18	$ (5)
Net realized gain (loss) on investments	365	381	2,044	1,314	354	283	1,123	1,121
Unrealized appreciation (depreciation)	(176)	771	(1,141)	2,328	(200)	334	(523)	865
Net increase (decrease) in net assets from operations	189	1,155	1,008	3,742	144	605	618	1,981
Contract Transactions:
Payments received from contract owners	2	29	296	636	2	101	236	699
Transfers between sub-accounts and the fixed account, net	(609)	324	(1,468)	6,580	(864)	1,360	(3,698)	5,789
Contract benefits	(23)	(51)	0	(14)	(25)	(18)	0	(13)
Contract terminations	(185)	(162)	(206)	(45)	(137)	(15)	(138)	(326)
Contract maintenance charges	(1)	(1)	(1)	0	0	0	(1)	(6)
Other transfers (to) from EFILI, net	3	(14)	2	(1)	8	5	1	(1)
Net increase (decrease) in net assets from contract transactions	(813)	125	(1,377)	7,156	(1,016)	1,433	(3,600)	6,142
Total increase (decrease) in net assets	(624)	1,280	(369)	10,898	(872)	2,038	(2,982)	8,123
Net Assets:
Beginning of period	4,360	3,080	17,353	6,455	2,937	899	10,728	2,605
End of period	$ 3,736	$ 4,360	$ 16,984	$ 17,353	$ 2,065	$ 2,937	$ 7,746	$ 10,728
(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 47	$ 37	$ 278	$ 189	$ 165	$ 277	$ 1,954	$ 2,630
Net realized gain (loss) on investments	276	216	1,314	1,273	103	200	968	1,249
Unrealized appreciation (depreciation)	796	(180)	2,215	(1,542)	(38)	(559)	(777)	(4,091)
Net increase (decrease) in net assets from operations	1,119	73	3,807	(80)	230	(82)	2,145	(212)
Contract Transactions:
Payments received from contract owners	41	30	1,016	1,373	36	62	2,646	4,281
Transfers between sub-accounts and the fixed account, net	115	(833)	3,638	1,056	(704)	(4,046)	1,131	(16,671)
Contract benefits	(70)	(70)	0	(10)	(215)	(195)	(9)	(36)
Contract terminations	(193)	(148)	(337)	(422)	(213)	(568)	(2,758)	(4,192)
Contract maintenance charges	(1)	(1)	0	0	(2)	(2)	0	0
Other transfers (to) from EFILI, net	14	11	(1)	1	(20)	9	(2)	0
Net increase (decrease) in net assets from contract transactions	(94)	(1,011)	4,316	1,998	(1,118)	(4,740)	1,008	(16,618)
Total increase (decrease) in net assets	1,025	(938)	8,123	1,918	(888)	(4,822)	3,153	(16,830)
Net Assets:
Beginning of period	4,119	5,057	11,765	9,847	8,632	13,454	66,295	83,125
End of period	$ 5,144	$ 4,119	$ 19,888	$ 11,765	$ 7,744	$ 8,632	$ 69,448	$ 66,295
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies		VIP - Growth Strategies Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (5)	$ (5)	$ (2)	$ (2)	$ (9)	$ (1)	$ 21	$ 24
Net realized gain (loss) on investments	41	25	120	26	50	17	197	152
Unrealized appreciation (depreciation)	32	138	69	249	(2)	196	(37)	748
Net increase (decrease) in net assets from operations	68	158	187	273	39	212	181	924
Contract Transactions:
Payments received from contract owners	0	13	11	34	19	0	775	479
Transfers between sub-accounts and the fixed account, net	(110)	140	384	407	496	393	3,090	1,623
Contract benefits	(10)	(6)	0	(11)	(52)	(12)	(5)	0
Contract terminations	(10)	(18)	(51)	(11)	(44)	(23)	(53)	(42)
Contract maintenance charges	0	0	0	0	0	0	0	(1)
Other transfers (to) from EFILI, net	1	2	0	0	(16)	0	(1)	0
Net increase (decrease) in net assets from contract transactions	(129)	131	344	419	403	358	3,806	2,059
Total increase (decrease) in net assets	(61)	289	531	692	442	570	3,987	2,983
Net Assets:
Beginning of period	655	366	1,271	579	1,292	722	6,283	3,300
End of period	$ 594	$ 655	$ 1,802	$ 1,271	$ 1,734	$ 1,292	$ 10,270	$ 6,283
(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 2	$ (3)	$ 23	$ 7	$ 15	$ 6	$ 106	$ 52
Net realized gain (loss) on investments	20	99	92	132	143	164	549	753
Unrealized appreciation (depreciation)	36	122	149	405	83	256	217	657
Net increase (decrease) in net assets from operations	58	218	264	544	241	426	872	1,462
Contract Transactions:
Payments received from contract owners	14	14	1	11	0	0	136	123
Transfers between sub-accounts and the fixed account, net	(127)	(213)	(66)	821	784	286	2,103	1,184
Contract benefits	(9)	(8)	0	(8)	(29)	(12)	0	0
Contract terminations	(24)	(3)	(109)	(40)	(92)	(187)	(238)	(245)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	0	(1)	(2)	1	4	1	(1)	(1)
Net increase (decrease) in net assets from contract transactions	(146)	(211)	(176)	785	666	87	2,000	1,061
Total increase (decrease) in net assets	(88)	7	88	1,329	907	513	2,872	2,523
Net Assets:
Beginning of period	603	596	2,382	1,053	1,803	1,290	6,606	4,083
End of period	$ 515	$ 603	$ 2,470	$ 2,382	$ 2,710	$ 1,803	$ 9,478	$ 6,606
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 3	$ (2)	$ 45	$ 17	$ 24	$ 29	$ 53	$ 51
Net realized gain (loss) on investments	332	164	1,097	689	45	42	103	62
Unrealized appreciation (depreciation)	(65)	121	(285)	480	34	73	(4)	76
Net increase (decrease) in net assets from operations	270	283	857	1,186	103	144	152	189
Contract Transactions:
Payments received from contract owners	0	6	445	214	0	0	141	31
Transfers between sub-accounts and the fixed account, net	1,783	190	1,694	1,729	(117)	2,203	486	587
Contract benefits	(96)	(36)	0	(10)	0	(18)	0	0
Contract terminations	(61)	(11)	(135)	(71)	(120)	(50)	(902)	(115)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(48)	(1)	1	1	(1)	0	(2)	0
Net increase (decrease) in net assets from contract transactions	1,578	148	2,005	1,863	(238)	2,135	(277)	503
Total increase (decrease) in net assets	1,848	431	2,862	3,049	(135)	2,279	(125)	692
Net Assets:
Beginning of period	1,263	832	5,893	2,844	3,608	1,329	4,188	3,496
End of period	$ 3,111	$ 1,263	$ 8,755	$ 5,893	$ 3,473	$ 3,608	$ 4,063	$ 4,188
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 6	$ 5	$ 36	$ 35	$ 8	$ 17	$ 86	$ 98
Net realized gain (loss) on investments	13	3	120	35	76	29	192	125
Unrealized appreciation (depreciation)	(2)	21	(43)	129	(22)	145	10	545
Net increase (decrease) in net assets from operations	17	29	113	199	62	191	288	768
Contract Transactions:
Payments received from contract owners	0	0	135	119	1	0	52	170
Transfers between sub-accounts and the fixed account, net	173	239	42	652	(277)	348	(100)	466
Contract benefits	0	0	(17)	0	(100)	(1)	0	0
Contract terminations	(24)	(11)	(392)	(16)	(215)	(72)	(539)	(350)
Contract maintenance charges	0	0	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	1	0	(1)	0	1	1	(1)	(1)
Net increase (decrease) in net assets from contract transactions	150	228	(233)	755	(591)	275	(588)	285
Total increase (decrease) in net assets	167	257	(120)	954	(529)	466	(300)	1,053
Net Assets:
Beginning of period	490	233	2,715	1,761	1,846	1,380	6,673	5,620
End of period	$ 657	$ 490	$ 2,595	$ 2,715	$ 1,317	$ 1,846	$ 6,373	$ 6,673
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 27	$ 35	$ 124	$ 123	$ 21	$ 28	$ 286	$ 275
Net realized gain (loss) on investments	163	67	226	148	99	72	712	481
Unrealized appreciation (depreciation)	(47)	340	16	714	(3)	272	(170)	1,524
Net increase (decrease) in net assets from operations	143	442	366	985	117	372	828	2,280
Contract Transactions:
Payments received from contract owners	4	14	101	432	6	130	822	652
Transfers between sub-accounts and the fixed account, net	(276)	248	122	(269)	(188)	271	512	3,382
Contract benefits	(3)	(8)	(11)	0	0	0	0	0
Contract terminations	(193)	(159)	(314)	(212)	(54)	(70)	(564)	(456)
Contract maintenance charges	(1)	(1)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	1	1	1	1	0	0	0	0
Net increase (decrease) in net assets from contract transactions	(468)	95	(101)	(48)	(237)	330	770	3,578
Total increase (decrease) in net assets	(325)	537	265	937	(120)	702	1,598	5,858
Net Assets:
Beginning of period	3,732	3,195	8,315	7,378	2,926	2,224	18,472	12,614
End of period	$ 3,407	$ 3,732	$ 8,580	$ 8,315	$ 2,806	$ 2,926	$ 20,070	$ 18,472
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 11	$ 14	$ 142	$ 114	$ 8	$ 10	$ 121	$ 113
Net realized gain (loss) on investments	37	14	220	220	70	105	237	261
Unrealized appreciation (depreciation)	2	105	56	808	(18)	182	40	976
Net increase (decrease) in net assets from operations	50	133	418	1,142	60	297	398	1,350
Contract Transactions:
Payments received from contract owners	9	16	229	412	0	1	338	624
Transfers between sub-accounts and the fixed account, net	60	487	2,048	881	(279)	(348)	1,040	1,198
Contract benefits	(4)	0	0	0	(10)	(17)	0	0
Contract terminations	(13)	(28)	(63)	(24)	(59)	0	(146)	(109)
Contract maintenance charges	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	1	0	(2)	0	0	0	4	(1)
Net increase (decrease) in net assets from contract transactions	53	475	2,212	1,269	(348)	(364)	1,236	1,712
Total increase (decrease) in net assets	103	608	2,630	2,411	(288)	(67)	1,634	3,062
Net Assets:
Beginning of period	1,177	569	7,627	5,216	1,423	1,490	8,266	5,204
End of period	$ 1,280	$ 1,177	$ 10,257	$ 7,627	$ 1,135	$ 1,423	$ 9,900	$ 8,266
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III		VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 25	$ 27	$ 10	$ 7	$ 21	$ 18	$ (12)	$ (3)	$ 21	$ 33
Net realized gain (loss) on investments	57	31	6	4	27	7	308	299	2,038	1,585
Unrealized appreciation (depreciation)	7	141	16	55	3	(16)	(283)	280	(1,435)	1,615
Net increase (decrease) in net assets from operations	89	199	32	66	51	9	13	576	624	3,233
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0	17	82	750	1,132
Transfers between sub-accounts and the fixed account, net	0	0	223	0	568	1,100	(1,207)	1,276	(1,870)	5,155
Contract benefits	(153)	(149)	(50)	(46)	(68)	0	(20)	(11)	(4)	(9)
Contract terminations	0	0	0	0	0	0	(354)	(18)	(379)	(344)
Contract maintenance charges	0	0	0	0	0	0	0	0	0	0
Other transfers (to) from EFILI, net	14	15	6	(11)	6	(4)	(1)	1	0	0
Net increase (decrease) in net assets from contract transactions	(139)	(134)	179	(57)	506	1,096	(1,565)	1,330	(1,503)	5,934
Total increase (decrease) in net assets	(50)	65	211	9	557	1,105	(1,552)	1,906	(879)	9,167
Net Assets:
Beginning of period	2,271	2,206	569	560	1,105	0	3,054	1,148	15,210	6,043
End of period	$ 2,221	$ 2,271	$ 780	$ 569	$ 1,662	$ 1,105	$ 1,502	$ 3,054	$ 14,331	$ 15,210
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 20%		VIP - FundsManager 50%		VIP - FundsManager 60%		VIP - FundsManager 70%
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 705	$ 632	$ 897	$ 642	$ 676	$ 432	$ 653	$ 571
Net realized gain (loss) on investments	1,649	2,670	3,365	2,505	10,693	8,135	3,800	1,393
Unrealized appreciation (depreciation)	299	233	642	9,300	(4,167)	15,131	(647)	11,309
Net increase (decrease) in net assets from operations	2,653	3,535	4,904	12,447	7,202	23,698	3,806	13,273
Contract Transactions:
Payments received from contract owners	2,282	4,272	3,248	4,438	3,517	2,221	2,975	3,551
Transfers between sub-accounts and the fixed account, net	2,847	585	5,762	9,127	3,259	7,927	490	1,918
Contract benefits	(190)	(197)	(648)	(682)	(302)	(272)	(348)	(501)
Contract terminations	(4,600)	(7,998)	(4,319)	(6,555)	(11,745)	(6,036)	(5,897)	(2,793)
Contract maintenance charges	(2)	(2)	(2)	(2)	(3)	(3)	(1)	(1)
Other transfers (to) from EFILI, net	16	16	94	93	14	(7)	(59)	64
Net increase (decrease) in net assets from contract transactions	353	(3,324)	4,135	6,419	(5,260)	3,830	(2,840)	2,238
Total increase (decrease) in net assets	3,006	211	9,039	18,866	1,942	27,528	966	15,511
Net Assets:
Beginning of period	67,944	67,733	100,102	81,236	160,786	133,258	77,464	61,953
End of period	$ 70,950	$ 67,944	$ 109,141	$ 100,102	$ 162,728	$ 160,786	$ 78,430	$ 77,464
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 85%		VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 219	$ 148	$ 9	$ 16	$ 169	$ 213	$ 2	$ 1
Net realized gain (loss) on investments	1,249	540	172	302	1,133	1,204	86	97
Unrealized appreciation (depreciation)	4	4,847	19	95	529	559	(99)	223
Net increase (decrease) in net assets from operations	1,472	5,535	200	413	1,831	1,976	(11)	321
Contract Transactions:
Payments received from contract owners	827	472	1	2	332	1,577	0	0
Transfers between sub-accounts and the fixed account, net	4,270	1,763	(443)	(466)	13	1,919	(148)	(949)
Contract benefits	(157)	(144)	(43)	(48)	0	(8)	(2)	(7)
Contract terminations	(1,697)	(905)	(7)	(21)	(151)	(176)	(33)	(55)
Contract maintenance charges	(1)	(1)	0	(1)	0	(3)	0	(2)
Other transfers (to) from EFILI, net	6	(26)	5	9	(1)	1	1	1
Net increase (decrease) in net assets from contract transactions	3,248	1,159	(487)	(525)	193	3,310	(182)	(1,012)
Total increase (decrease) in net assets	4,720	6,694	(287)	(112)	2,024	5,286	(193)	(691)
Net Assets:
Beginning of period	26,863	20,169	1,981	2,093	13,390	8,104	1,434	2,125
End of period	$ 31,583	$ 26,863	$ 1,694	$ 1,981	$ 15,414	$ 13,390	$ 1,241	$ 1,434
(In thousands)	Subaccounts Investing In:
	VIP - Materials Investor Class		VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 49	$ 45	$ 17	$ 2	$ 69	$ 26	$ (3)	$ (2)
Net realized gain (loss) on investments	448	350	23	35	58	170	(30)	(44)
Unrealized appreciation (depreciation)	(567)	633	(18)	64	(56)	32	13	65
Net increase (decrease) in net assets from operations	(70)	1,028	22	101	71	228	(20)	19
Contract Transactions:
Payments received from contract owners	43	140	0	4	36	112	10	4
Transfers between sub-accounts and the fixed account, net	1,067	(85)	183	(2,179)	68	843	(40)	(322)
Contract benefits	(4)	(7)	(2)	(15)	0	0	(13)	(2)
Contract terminations	(94)	(40)	(2)	(3)	(42)	(84)	(14)	(104)
Contract maintenance charges	(1)	(1)	0	0	0	0	0	(2)
Other transfers (to) from EFILI, net	2	(1)	0	1	0	0	2	0
Net increase (decrease) in net assets from contract transactions	1,013	6	179	(2,192)	62	871	(55)	(426)
Total increase (decrease) in net assets	943	1,034	201	(2,091)	133	1,099	(75)	(407)
Net Assets:
Beginning of period	5,595	4,561	374	2,465	1,860	761	504	911
End of period	$ 6,538	$ 5,595	$ 575	$ 374	$ 1,993	$ 1,860	$ 429	$ 504
(In thousands)	Subaccounts Investing In:
	VIP - Emerging Markets Investor Class		VIP - Floating Rate High Income (a)	VIP - Floating Rate High Income Investor Class (a)	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt
	12/31/14	12/31/13	12/31/14	12/31/14	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 4	$ 13	$ 1	$ 396	$ (11)	$ 72	$ 848	$ 953
Net realized gain (loss) on investments	35	2	0	(21)	(791)	(1,376)	(85)	624
Unrealized appreciation (depreciation)	8	67	(3)	(619)	355	1,103	(284)	(4,324)
Net increase (decrease) in net assets from operations	47	82	(2)	(244)	(447)	(201)	479	(2,747)
Contract Transactions:
Payments received from contract owners	146	100	25	3,945	105	216	192	2,025
Transfers between sub-accounts and the fixed account, net	193	4	71	17,037	(1,247)	(1,446)	(2,969)	(8,920)
Contract benefits	0	0	(1)	0	(56)	(106)	(23)	(56)
Contract terminations	(107)	(70)	(3)	0	(240)	(519)	(969)	(1,095)
Contract maintenance charges	0	(2)	0	0	(1)	(1)	0	0
Other transfers (to) from EFILI, net	(2)	(1)	0	(2)	(10)	18	(2)	1
Net increase (decrease) in net assets from contract transactions	230	31	92	20,980	(1,449)	(1,838)	(3,771)	(8,045)
Total increase (decrease) in net assets	277	113	90	20,736	(1,896)	(2,039)	(3,292)	(10,792)
Net Assets:
Beginning of period	2,448	2,335	0	0	9,679	11,718	18,207	28,999
End of period	$ 2,725	$ 2,448	$ 90	$ 20,736	$ 7,783	$ 9,679	$ 14,915	$ 18,207

(a) New Fund. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Empire Fidelity Investments Variable Annuity Account A
Statements of Changes in Net Assets - continued

For the years ended December 31, 2014 and 2013

(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation		Invesco - Van Kampen Global Core Equity		WFAF - Advantage VT Discovery
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 32	$ (12)	$ 51	$ 52	$ (32)	$ (31)
Net realized gain (loss) on investments	537	(146)	164	170	519	104
Unrealized appreciation (depreciation)	(488)	746	(194)	412	(519)	1,230
Net increase (decrease) in net assets from operations	81	588	21	634	(32)	1,303
Contract Transactions:
Payments received from contract owners	596	554	26	17	0	0
Transfers between sub-accounts and the fixed account, net	1,958	297	(441)	220	(152)	(122)
Contract benefits	(55)	(27)	(33)	(20)	(52)	(54)
Contract terminations	(194)	(370)	(12)	(254)	(193)	(132)
Contract maintenance charges	0	0	0	0	(1)	(1)
Other transfers (to) from EFILI, net	0	(2)	4	2	6	(7)
Net increase (decrease) in net assets from contract transactions	2,305	452	(456)	(35)	(392)	(316)
Total increase (decrease) in net asset	2,386	1,040	(435)	599	(424)	987
Net Assets:
Beginning of period	4,586	3,546	3,637	3,038	4,162	3,175
End of period	$ 6,972	$ 4,586	$ 3,202	$ 3,637	$ 3,738	$ 4,162
(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Opportunity		Lazard - Retirement Emerging Markets
	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (13)	$ (11)	$ 234	$ 195
Net realized gain (loss) on investments	(2)	(86)	(148)	(304)
Unrealized appreciation (depreciation)	168	542	(1,031)	(296)
Net increase (decrease) in net assets from operations	153	445	(945)	(405)
Contract Transactions:
Payments received from contract owners	0	0	413	330
Transfers between sub-accounts and the fixed account, net	(128)	(250)	(645)	(1,469)
Contract benefits	(28)	(30)	(35)	(57)
Contract terminations	(53)	(142)	(256)	(196)
Contract maintenance charges	(1)	0	(1)	(1)
Other transfers (to) from EFILI, net	6	2	5	2
Net increase (decrease) in net assets from contract transactions	(204)	(420)	(519)	(1,391)
Total increase (decrease) in net assets	(51)	25	(1,464)	(1,796)
Net Assets:
Beginning of period	1,723	1,698	14,934	16,730
End of period	$ 1,672	$ 1,723	$ 13,470	$ 14,934
(In thousands)		Subaccounts Investing In:
	PVIT - Commodity Real Return		PVIT - Low Duration		PVIT - Real Return		PVIT - Total Return
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 4	$ 33	$ 493	$ 745	$ 332	$ 471	$ 1,088	$ 1,541
Net realized gain (loss) on investments	(50)	(15)	227	296	(573)	(212)	(181)	588
Unrealized appreciation (depreciation)	(370)	(372)	(331)	(1,384)	1,123	(5,171)	1,357	(4,306)
Net increase (decrease) in net assets from operations	(416)	(354)	389	(343)	882	(4,912)	2,264	(2,177)
Contract Transactions:
Payments received from contract owners	33	544	823	3,702	345	2,639	776	4,630
Transfers between sub-accounts and the fixed account, net	240	116	(7,430)	4,206	(5,552)	(24,414)	(9,748)	(25,336)
Contract benefits	0	0	(8)	(14)	(9)	(68)	(20)	(91)
Contract terminations	(123)	(7)	(2,881)	(5,095)	(1,082)	(1,782)	(3,079)	(4,033)
Contract maintenance charges	0	0	(1)	(1)	0	0	0	(1)
Other transfers (to) from EFILI, net	(1)	(1)	0	3	(1)	(2)	5	3
Net increase (decrease) in net assets from contract transactions	149	652	(9,497)	2,801	(6,299)	(23,627)	(12,066)	(24,828)
Total increase (decrease) in net assets	(267)	298	(9,108)	2,458	(5,417)	(28,539)	(9,802)	(27,005)
Net Assets:
Beginning of period	2,074	1,776	60,298	57,840	30,436	58,975	62,151	89,156
End of period	$ 1,807	$ 2,074	$ 51,190	$ 60,298	$ 25,019	$ 30,436	$ 52,349	$ 62,151
(In thousands)	Subaccounts Investing In:
	Blackrock - Global Allocation V.I.		FTVIP - Templeton Global Bond (b)		FTVIP - Franklin U.S. Gov't Securities (b)
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 705	$ 294	$ 884	$ 790	$ 82	$ 143
Net realized gain (loss) on investments	3,528	1,547	(8)	474	(13)	(126)
Unrealized appreciation (depreciation)	(3,631)	977	(640)	(1,237)	39	(173)
Net increase (decrease) in net assets from operations	602	2,818	236	27	108	(156)
Contract Transactions:
Payments received from contract owners	3,194	6,017	1,426	5,146	54	1,301
Transfers between sub-accounts and the fixed account, net	593	16,887	1,915	3,679	892	(3,612)
Contract benefits	(21)	(22)	(1)	(1)	0	0
Contract terminations	(391)	(342)	(314)	(333)	(160)	(204)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from EFILI, net	(2)	1	(1)	2	1	(1)
Net increase (decrease) in net assets from contract transactions	3,373	22,541	3,025	8,493	787	(2,516)
Total increase (decrease) in net assets	3,975	25,359	3,261	8,520	895	(2,672)
Net Assets:
Beginning of period	33,846	8,487	16,796	8,276	3,198	5,870
End of period	$ 37,821	$ 33,846	$ 20,057	$ 16,796	$ 4,093	$ 3,198

(b) Fund Name Change. See Note 1.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company ("EFILI"), a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI") which is a wholly-owned subsidiary of FMR LLC, on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services ("Insurance Department"). The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Income Advantage, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, and Fidelity Income Advantage were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds (Investor Class) ("VIP Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. (Invesco)
Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")
Blackrock Variable Series Funds ("Blackrock")

During 2014 the following underlying funds were added and commenced operations effective April 30, 2014:

VIP - Floating Rate High Income
VIP - Floating Rate High Income Investor Class

During 2014, the following underlying funds were renamed:

Old Name	New Name
FTVIP Global Bond Securities	Templeton Global Bond VIP Fund
FTVIP U.S. Government	Franklin U.S. Government Securities VIP Fund

As of December 31, 2014, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $19,402,000 and 622,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees which are the responsibility of EFILI.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the "Code").

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

• Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

• Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2014 or 2013. The Account had no Level 3 activity during 2014 and 2013.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Personal Retirement is .20% and .05%, respectively. In addition, certain Personal Retirement contract holders are eligible for a lower annual mortality and expense and administration charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Industrials
VIP - Overseas, Class R Investor Class	VIP - Industrials Investor Class
VIP - Utilities	VIP - Consumer Discretionary
VIP - Utilities Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Technology	VIP - International Capital Appreciation, Class R
VIP - Technology Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Energy	VIP - Consumer Staples
VIP - Energy Investor Class	VIP - Consumer Staples Investor Class
VIP - Health Care	VIP - Materials
VIP - Health Care Investor Class	VIP - Materials Investor Class
VIP - Financial Services	VIP - Telecommunications
VIP - Financial Services Investor Class	VIP - Telecommunications Investor Class
VIP - Emerging Markets
VIP - Emerging Markets Investor Class

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

EFILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by EFILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The disclosures above include charges currently assessed to the contractholder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2014 were 0.045% to 0.80% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2014:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 11,145	$ 16,696
VIP - Money Market Investor Class	86,144	91,004
VIP - High Income	1,454	3,030
VIP - High Income Investor Class	15,832	21,847
VIP - Equity Income	2,439	6,713
VIP - Equity Income Investor Class	9,497	7,409
VIP - Growth	858	6,288
VIP - Growth Investor Class	7,207	3,585
VIP - Overseas	107	1,154
VIP - Overseas, Class R	196	485
VIP - Overseas, Class R Investor Class	3,388	4,527
VIP - Investment Grade Bond	2,625	4,417
VIP - Investment Grade Bond Investor Class	13,531	9,909
VIP - Asset Manager	2,422	5,146
VIP - Asset Manager Investor Class	6,131	2,552
VIP - Index 500	34,593	17,589
VIP - Asset Manager: Growth	265	1,439
VIP - Asset Manager: Growth Investor Class	1,530	629
VIP - Contrafund	5,503	12,160
VIP - Contrafund Investor Class	20,151	10,852
VIP - Balanced	3,433	1,881
VIP - Balanced Investor Class	42,045	12,553
VIP - Dynamic Capital Appreciation	1,186	984
VIP - Dynamic Capital Appreciation Investor Class	6,599	2,034
VIP - Growth & Income	1,641	2,241
VIP - Growth & Income Investor Class	7,710	2,482
VIP - Growth Opportunities	1,001	2,109
VIP - Growth Opportunities Investor Class	4,363	4,466
VIP - Mid Cap	1,863	8,405
VIP - Mid Cap Investor Class	8,214	6,550
VIP - Value Strategies	503	1,290
VIP - Value Strategies Investor Class	1,697	3,164
VIP - Utilities	1,277	830
VIP - Utilities Investor Class	5,826	2,618
VIP - Technology	4,114	1,409
VIP - Technology Investor Class	10,248	3,327
VIP - Energy	1,530	3,304
VIP - Energy Investor Class	7,420	5,188
VIP - Health Care	8,063	5,182
VIP - Heath Care Investor Class	25,974	11,325
VIP - Financial Services	494	1,427
VIP - Financial Services Investor Class	2,554	1,594
VIP - Industrials	422	1,157
VIP - Industrials Investor Class	6,054	6,992
VIP - Consumer Discretionary	440	1,311

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Consumer Discretionary Investor Class	$ 3,215	$ 6,203
VIP - Real Estate	1,509	1,279
VIP - Real Estate Investor Class	9,932	4,336
VIP - Strategic Income	1,158	1,992
VIP - Strategic Income Investor Class	17,474	13,711
VIP - Growth Strategies	163	296
VIP - Growth Strategies Investor Class	878	535
VIP - International Capital Appreciation, Class R	929	535
VIP - International Capital Appreciation Investor Class	5,025	1,198
VIP - Value Leaders	105	249
VIP - Value Leaders Investor Class	497	650
VIP - Value	1,319	542
VIP - Value Investor Class	3,549	1,103
VIP - Growth Stock	2,233	407
VIP - Growth Stock Investor Class	4,269	1,453
VIP - Freedom Income	175	357
VIP - Freedom Income Investor Class	1,048	1,232
VIP - Freedom 2005	309	148
VIP - Freedom 2005 Investor Class	890	1,055
VIP - Freedom 2010	272	828
VIP - Freedom 2010 Investor Class	546	931
VIP - Freedom 2015	652	1,030
VIP - Freedom 2015 Investor Class	1,296	1,139
VIP - Freedom 2020	247	410
VIP - Freedom 2020 Investor Class	5,329	3,964
VIP - Freedom 2025	178	90
VIP - Freedom 2025 Investor Class	2,788	283
VIP - Freedom 2030	77	391
VIP - Freedom 2030 Investor Class	1,842	319
VIP - Freedom Lifetime Income I	105	166
VIP - Freedom Lifetime Income II	246	54
VIP - Freedom Lifetime Income III	625	75
VIP - Disciplined Small Cap	665	2,111
VIP - Disciplined Small Cap Investor Class	5,252	5,694
VIP - Funds Manager 20%	11,840	9,893
VIP - Funds Manager 50%	20,911	15,013
VIP - Funds Manager 60%	24,433	24,706
VIP - Funds Manager 70%	14,181	15,762
VIP - Funds Manager 85%	9,969	6,187
VIP - Consumer Staples	267	679
VIP - Consumer Staples Investor Class	5,522	4,686
VIP - Materials	374	504
VIP - Materials Investor Class	3,083	1,807
VIP - Telecommunications	369	171
VIP - Telecommunications Investor Class	873	739
VIP - Emerging Markets Initial	483	542
VIP - Emerging Markets Investor	1,606	1,373
VIP - Floating Rate High Income (a)	169	76
VIP - Floating Rate High Income Investor Class (a)	23,888	2,512
UIF - Emerging Markets Equity	1,333	2,792
UIF - Emerging Markets Debt	2,655	5,455
UIF - Global Tactical Asset Allocation	4,317	1,478
Invesco - Van Kampen Global Core Equity	511	916
WFAF - Advantage VT Discovery	511	430
WFAF - Advantage VT Opportunity	7	224
Lazard - Retirement Emerging Markets	4,260	4,416
PVIT - Commodity Real Return	1,127	973
PVIT - Low Duration	12,669	21,672
PVIT - Real Return Portfolio	3,120	9,087
PVIT - Total Return Portfolio	5,948	16,926
Blackrock - Global Allocation V.I.	14,033	7,024
FTVIP - Templeton Global Bond (b)	7,558	3,649
FTVIP - Franklin U.S. Gov't Securities (b)	1,845	976

(a) New Fund. See Note 1.

(b) Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2014:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	27,814	$ 27,814	$ 1.00
VIP - Money Market Investor Class	67,311	67,311	1.00
VIP - High Income	1,866	21,635	5.52
VIP - High Income Investor Class	7,020	42,421	5.50
VIP - Equity Income	2,164	54,800	24.27
VIP - Equity Income Investor Class	1,348	33,175	24.18
VIP - Growth	702	36,409	63.48
VIP - Growth Investor Class	296	15,455	63.30
VIP - Overseas	376	9,517	18.70
VIP - Overseas, Class R	160	3,914	18.65
VIP - Overseas, Class R Investor Class	733	16,047	18.64
VIP - Investment Grade Bond	1,919	25,983	12.79
VIP - Investment Grade Bond Investor Class	3,261	43,115	12.75
VIP - Asset Manager	1,898	32,236	17.15
VIP - Asset Manager Investor Class	1,257	20,222	17.07
VIP - Index 500	679	116,633	208.12
VIP - Asset Manager: Growth	453	7,700	19.15
VIP - Asset Manager Growth Investor Class	295	4,943	19.06
VIP - Contrafund	3,110	91,994	37.36
VIP - Contrafund Investor Class	2,913	91,377	37.21
VIP - Balanced	840	13,657	16.93
VIP - Balanced Investor Class	8,597	134,532	16.82
VIP - Dynamic Capital Appreciation	216	2,627	13.56
VIP - Dynamic Capital Appreciation Investor Class	979	12,139	13.54
VIP - Growth & Income	890	15,155	20.78
VIP - Growth & Income Investor Class	931	16,926	20.71
VIP - Growth Opportunities	281	6,772	33.51
VIP - Growth Opportunities Investor Class	275	8,002	33.37
VIP - Mid Cap	955	32,377	37.68
VIP - Mid Cap Investor Class	1,156	40,268	37.53
VIP - Value Strategies	326	4,626	15.19
VIP - Value Strategies Investor Class	547	7,510	15.12
VIP - Utilities	193	2,796	15.62
VIP - Utilities Investor Class	544	7,988	15.54
VIP - Technology	727	8,709	11.83
VIP - Technology Investor Class	1,385	16,374	11.73
VIP - Energy	253	7,065	20.45
VIP - Energy Investor Class	435	11,281	20.42
VIP - Health Care	893	18,599	27.70
VIP - Heath Care Investor Class	2,149	47,859	27.52
VIP - Financial Services	184	2,460	10.23
VIP - Financial Services Investor Class	769	7,285	10.19
VIP - Industrials	163	3,076	22.92
VIP - Industrials Investor Class	744	15,471	22.82
VIP - Consumer Discretionary	109	1,900	19.01
VIP - Consumer Discretionary Investor Class	408	7,329	18.97
VIP - Real Estate	261	6,170	19.73
VIP - Real Estate Investor Class	1,013	19,724	19.64
VIP - Strategic Income	699	8,171	11.12
VIP - Strategic Income Investor Class	6,262	73,731	11.09
VIP - Growth Strategies	42	499	14.24
VIP - Growth Strategies Investor Class	128	1,569	14.11
VIP - International Capital Appreciation, Class R	133	1,765	13.01
VIP - International Capital Appreciation Investor Class	796	10,015	12.91
VIP - Value Leaders	33	518	15.46
VIP - Value Leaders Investor Class	160	2,288	15.41
VIP - Value	169	2,559	16.04
VIP - Value Investor Class	592	8,774	16.02
VIP - Growth Stock	156	3,027	19.92
VIP - Growth Stock Investor Class	444	8,443	19.74

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Freedom Income	315	$ 3,374	$ 11.03
VIP - Freedom Income Investor Class	366	3,990	11.11
VIP - Freedom 2005	57	657	11.56
VIP - Freedom 2005 Investor Class	235	2,599	11.05
VIP - Freedom 2010	106	1,300	12.45
VIP - Freedom 2010 Investor Class	542	6,016	11.77
VIP - Freedom 2015	271	3,319	12.58
VIP - Freedom 2015 Investor Class	738	8,073	11.63
VIP - Freedom 2020	220	2,665	12.77
VIP - Freedom 2020 Investor Class	1,726	19,312	11.63
VIP - Freedom 2025	97	1,210	13.16
VIP - Freedom 2025 Investor Class	831	9,384	12.35
VIP - Freedom 2030	87	1,123	13.01
VIP - Freedom 2030 Investor Class	827	9,154	11.97
VIP - Freedom Lifetime Income I	202	2,260	11.01
VIP - Freedom Lifetime Income II	66	783	11.76
VIP - Freedom Lifetime Income III	140	1,675	11.91
VIP - Disciplined Small Cap	101	1,537	14.94
VIP - Disciplined Small Cap Investor Class	962	14,035	14.89
VIP - Funds Manager 20%	6,170	68,532	11.50
VIP - Funds Manager 50%	8,816	98,290	12.38
VIP - Funds Manager 60%	13,595	135,426	11.97
VIP - Funds Manager 70%	6,330	70,580	12.39
VIP - Funds Manager 85%	2,535	28,691	12.46
VIP - Consumer Staples	94	1,439	18.08
VIP - Consumer Staples Investor Class	855	13,971	18.02
VIP - Materials	84	1,204	14.84
VIP - Materials Investor Class	441	6,445	14.84
VIP - Telecommunications	54	564	10.73
VIP - Telecommunications Investor Class	187	2,007	10.67
VIP - Emerging Markets	47	488	9.11
VIP - Emerging Markets Investor	300	2,921	9.07
VIP - Floating Rate High Income (a)	9	93	9.73
VIP - Floating Rate High Income Investor Class (a)	2,131	21,355	9.73
UIF - Emerging Markets Equity	557	12,249	13.98
UIF - Emerging Markets Debt	1,876	17,415	7.95
UIF - Global Tactical Asset Allocation	678	8,203	10.28
Invesco - Van Kampen Global Core Equity	358	2,800	8.94
WFAF - Advantage VT Discovery	122	3,877	30.71
WFAF - Advantage VT Opportunity	58	1,631	28.86
Lazard - Retirement Emerging Markets	682	16,993	19.74
PVIT - Commodity Real Return	372	2,660	4.86
PVIT - Low Duration	4,838	51,660	10.58
PVIT - Real Return Portfolio	1,953	28,296	12.81
PVIT - Total Return Portfolio	4,674	54,061	11.20
Blackrock - Global Allocation V.I.	2,338	40,355	16.18
FTVIP - Templeton Global Bond (b)	1,115	21,571	17.99
FTVIP - Franklin U.S. Gov't Securities (b)	321	4,235	12.73

(a) New Fund. See Note 1.

(b) Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2014 and 2013 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2014	2013	2014	2013
VIP - Money Market
Units Issued	774	1,176	7	0
Units Redeemed	(1,005)	(1,305)	(27)	(15)
Net Increase (Decrease)	(231)	(129)	(20)	(15)
VIP - High Income
Units Issued	22	83	2	7
Units Redeemed	(61)	(140)	(6)	(18)
Net Increase (Decrease)	(39)	(57)	(4)	(11)
VIP - Equity-Income
Units Issued	5	22	0	6
Units Redeemed	(63)	(74)	(10)	(8)
Net Increase (Decrease)	(58)	(52)	(10)	(2)
VIP - Growth
Units Issued	12	8	0	1
Units Redeemed	(59)	(56)	(4)	(5)
Net Increase (Decrease)	(47)	(48)	(4)	(4)
VIP - Overseas
Units Issued	0	0	0	0
Units Redeemed	(23)	(15)	(1)	(1)
Net Increase (Decrease)	(23)	(15)	(1)	(1)
VIP - Overseas, Class R
Units Issued	11	68	0	0
Units Redeemed	(27)	(84)	(1)	(2)
Net Increase (Decrease)	(16)	(16)	(1)	(2)
VIP - Investment Grade Bond
Units Issued	59	31	1	2
Units Redeemed	(100)	(212)	(14)	(30)
Net Increase (Decrease)	(41)	(181)	(13)	(28)
VIP - Asset Manager
Units Issued	9	18	0	1
Units Redeemed	(87)	(75)	(9)	(6)
Net Increase (Decrease)	(78)	(57)	(9)	(5)
VIP - Index 500
Units Issued	57	76	1	3
Units Redeemed	(95)	(120)	(11)	(11)
Net Increase (Decrease)	(38)	(44)	(10)	(8)
VIP - Asset Manager: Growth
Units Issued	5	26	0	0
Units Redeemed	(37)	(21)	(2)	(6)
Net Increase (Decrease)	(32)	5	(2)	(6)

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2014	2013	2014	2013
VIP - Contrafund
Units Issued	49	84	6	3
Units Redeemed	(171)	(223)	(13)	(14)
Net Increase (Decrease)	(122)	(139)	(7)	(11)
VIP - Balanced
Units Issued	68	73	0	0
Units Redeemed	(66)	(117)	(11)	(13)
Net Increase (Decrease)	2	(44)	(11)	(13)
VIP - Dynamic Capital Appreciation
Units Issued	39	58	7	2
Units Redeemed	(40)	(27)	(2)	(1)
Net Increase (Decrease)	(1)	31	5	1
VIP - Growth & Income
Units Issued	42	63	13	4
Units Redeemed	(59)	(80)	(22)	(11)
Net Increase (Decrease)	(17)	(17)	(9)	(7)
VIP - Growth Opportunities
Units Issued	43	53	3	2
Units Redeemed	(86)	(74)	(9)	(7)
Net Increase (Decrease)	(43)	(21)	(6)	(5)
VIP - Mid Cap
Units Issued	35	198	2	1
Units Redeemed	(219)	(188)	(13)	(12)
Net Increase (Decrease)	(184)	10	(11)	(11)
VIP - Value Strategies
Units Issued	21	61	5	1
Units Redeemed	(59)	(71)	(2)	(7)
Net Increase (Decrease)	(38)	(10)	3	(6)
VIP - Utilities
Units Issued	55	65	2	1
Units Redeemed	(39)	(95)	(2)	(3)
Net Increase (Decrease)	16	(30)	0	(2)
VIP - Technology
Units Issued	137	58	12	1
Units Redeemed	(70)	(157)	(3)	(6)
Net Increase (Decrease)	67	(99)	9	(5)
VIP - Energy
Units Issued	44	20	4	8
Units Redeemed	(100)	(70)	(12)	(7)
Net Increase (Decrease)	(56)	(50)	(8)	1

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2014	2013	2014	2013
VIP - Health Care
Units Issued	197	308	24	9
Units Redeemed	(181)	(162)	(3)	(7)
Net Increase (Decrease)	16	146	21	2
VIP - Financial Services
Units Issued	43	169	1	2
Units Redeemed	(116)	(106)	(9)	(4)
Net Increase (Decrease)	(73)	63	(8)	(2)
VIP - Industrials
Units Issued	11	46	1	2
Units Redeemed	(32)	(44)	(3)	(2)
Net Increase (Decrease)	(21)	2	(2)	0
VIP - Consumer Discretionary
Units Issued	13	109	1	5
Units Redeemed	(59)	(35)	(3)	(2)
Net Increase (Decrease)	(46)	74	(2)	3
VIP - Real Estate
Units Issued	42	47	3	7
Units Redeemed	(43)	(84)	(8)	(10)
Net Increase (Decrease)	(1)	(37)	(5)	(3)
VIP - Strategic Income
Units Issued	53	45	0	2
Units Redeemed	(102)	(286)	(11)	(32)
Net Increase (Decrease)	(49)	(241)	(11)	(30)
VIP - Growth Strategies
Units Issued	10	19	0	6
Units Redeemed	(16)	(13)	(3)	(2)
Net Increase (Decrease)	(6)	6	(3)	4
VIP - International Capital Appreciation, Class R
Units Issued	48	59	14	1
Units Redeemed	(21)	(30)	(15)	(2)
Net Increase (Decrease)	27	29	(1)	(1)
VIP - Value Leaders
Units Issued	7	46	0	0
Units Redeemed	(17)	(60)	(1)	0
Net Increase (Decrease)	(10)	(14)	(1)	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2014	2013	2014	2013
VIP - Value
Units Issued	54	30	17	1
Units Redeemed	(30)	(23)	(2)	(1)
Net Increase (Decrease)	24	7	15	0
VIP - Growth Stock
Units Issued	100	32	5	2
Units Redeemed	(23)	(22)	(2)	(4)
Net Increase (Decrease)	77	10	3	(2)
VIP - Freedom Income
Units Issued	7	204	0	0
Units Redeemed	(24)	(43)	0	0
Net Increase (Decrease)	(17)	161	0	0
VIP - Freedom 2005
Units Issued	19	20	0	0
Units Redeemed	(9)	(4)	0	0
Net Increase (Decrease)	10	16	0	0
VIP - Freedom 2010
Units Issued	14	38	0	0
Units Redeemed	(51)	(19)	0	0
Net Increase (Decrease)	(37)	19	0	0
VIP - Freedom 2015
Units Issued	34	25	0	0
Units Redeemed	(62)	(18)	0	0
Net Increase (Decrease)	(28)	7	0	0
VIP - Freedom 2020
Units Issued	9	58	0	0
Units Redeemed	(23)	(35)	0	0
Net Increase (Decrease)	(14)	23	0	0
VIP - Freedom 2025
Units Issued	8	31	0	0
Units Redeemed	(5)	(1)	0	0
Net Increase (Decrease)	3	30	0	0
VIP - Freedom 2030
Units Issued	2	4	0	0
Units Redeemed	(22)	(27)	0	0
Net Increase (Decrease)	(20)	(23)	0	0
VIP - Disciplined Small Cap
Units Issued	36	161	3	10
Units Redeemed	(136)	(73)	(8)	(2)
Net Increase (Decrease)	(100)	88	(5)	8

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2014	2013	2014	2013
VIP - FundsManager 20%
Units Issued	27	56	1	45
Units Redeemed	(75)	(146)	(53)	(22)
Net Increase (Decrease)	(48)	(90)	(52)	23
VIP - FundsManager 50%
Units Issued	48	92	16	20
Units Redeemed	(88)	(226)	(34)	(47)
Net Increase (Decrease)	(40)	(134)	18	(27)
VIP - FundsManager 60%
Units Issued	22	15	0	2
Units Redeemed	(39)	(37)	(9)	(14)
Net Increase (Decrease)	(17)	(22)	(9)	(12)
VIP - FundsManager 70%
Units Issued	32	50	0	17
Units Redeemed	(128)	(125)	(53)	(23)
Net Increase (Decrease)	(96)	(75)	(53)	(6)
VIP - FundsManager 85%
Units Issued	56	32	2	0
Units Redeemed	(25)	(6)	(8)	(10)
Net Increase (Decrease)	31	26	(6)	(10)
VIP - Consumer Staples
Units Issued	9	41	2	1
Units Redeemed	(33)	(66)	(7)	(7)
Net Increase (Decrease)	(24)	(25)	(5)	(6)
VIP - Materials
Units Issued	18	14	0	2
Units Redeemed	(26)	(77)	(2)	(3)
Net Increase (Decrease)	(8)	(63)	(2)	(1)
VIP - Telecommunications
Units Issued	28	16	0	1
Units Redeemed	(11)	(227)	(2)	(1)
Net Increase (Decrease)	17	(211)	(2)	0
VIP - Emerging Markets
Units Issued	57	58	0	0
Units Redeemed	(66)	(109)	0	(1)
Net Increase (Decrease)	(9)	(51)	0	(1)
VIP - Floating Rate High Income (a)
Units Issued	15	0	2	0
Units Redeemed	(7)	0	0	0
Net Increase (Decrease)	8	0	2	0

(a) New Fund. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2014	2013	2014	2013
UIF - Emerging Markets Equity
Units Issued	2	13	0	2
Units Redeemed	(33)	(61)	(3)	(1)
Net Increase (Decrease)	(31)	(48)	(3)	1
UIF - Emerging Markets Debt
Units Issued	3	25	0	0
Units Redeemed	(16)	(63)	(1)	(8)
Net Increase (Decrease)	(13)	(38)	(1)	(8)
UIF - Global Tactical Asset Allocation
Units Issued	3	5	0	0
Units Redeemed	(9)	(17)	(1)	(2)
Net Increase (Decrease)	(6)	(12)	(1)	(2)
Invesco - Van Kampen Global Core Equity
Units Issued	2	6	0	0
Units Redeemed	(8)	(15)	(1)	(1)
Net Increase (Decrease)	(6)	(9)	(1)	(1)
WFAF - Advantage VT Discovery
Units Issued	0	0	0	0
Units Redeemed	(11)	(9)	(1)	(1)
Net Increase (Decrease)	(11)	(9)	(1)	(1)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	0
Units Redeemed	(6)	(13)	(1)	(1)
Net Increase (Decrease)	(6)	(13)	(1)	(1)

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2014	2013	2014	2013
Lazard - Retirement Emerging Markets
Units Issued	93	28	0	0
Units Redeemed	(39)	(128)	(1)	(6)
Net Increase (Decrease)	54	(100)	(1)	(6)
PVIT - Commodity Real Return
Units Issued	0	0	0	0
Units Redeemed	0	(4)	0	0
Net Increase (Decrease)	0	(4)	0	0
PVIT - Low Duration
Units Issued	28	133	0	0
Units Redeemed	(109)	(182)	(1)	(6)
Net Increase (Decrease)	(81)	(49)	(1)	(6)
PVIT - Real Return
Units Issued	10	52	0	0
Units Redeemed	(35)	(177)	(1)	(31)
Net Increase (Decrease)	(25)	(125)	(1)	(31)
PVIT - Total Return
Units Issued	27	49	0	0
Units Redeemed	(123)	(155)	(1)	(3)
Net Increase (Decrease)	(96)	(106)	(1)	(3)
Blackrock - Global Allocation V.I.
Units Issued	24	102	0	26
Units Redeemed	(19)	(16)	(20)	(2)
Net Increase (Decrease)	5	86	(20)	24
FTVIP - Templeton Global Bond (b)
Units Issued	28	55	0	2
Units Redeemed	(23)	(35)	(1)	0
Net Increase (Decrease)	5	20	(1)	2
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	32	3	0	0
Units Redeemed	(38)	(4)	0	0
Net Increase (Decrease)	(6)	(1)	0	0

(b) Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2014	2013	2014	2013
VIP - Money Market Investor Class
Units Issued	18,044	21,664	471	156
Units Redeemed	(18,384)	(20,284)	(471)	(223)
Net Increase (Decrease)	(340)	1,380	0	(67)
VIP - High Income Investor Class
Units Issued	1,036	1,343	0	0
Units Redeemed	(1,535)	(1,393)	0	0
Net Increase (Decrease)	(499)	(50)	0	0
VIP - Equity-Income Investor Class
Units Issued	500	837	0	0
Units Redeemed	(468)	(403)	0	0
Net Increase (Decrease)	32	434	0	0
VIP - Growth Investor Class
Units Issued	395	338	0	0
Units Redeemed	(210)	(297)	0	0
Net Increase (Decrease)	185	41	0	0
VIP - Overseas, Class R Investor Class
Units Issued	236	454	0	0
Units Redeemed	(318)	(225)	0	0
Net Increase (Decrease)	(82)	229	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	1,039	632	0	0
Units Redeemed	(837)	(1,925)	0	0
Net Increase (Decrease)	202	(1,293)	0	0
VIP - Asset Manager Investor Class
Units Issued	318	431	0	0
Units Redeemed	(146)	(174)	0	0
Net Increase (Decrease)	172	257	0	0
VIP - Index 500
Units Issued	1,739	1,741	0	0
Units Redeemed	(827)	(736)	0	0
Net Increase (Decrease)	912	1,005	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	80	81	0	0
Units Redeemed	(32)	(79)	0	0
Net Increase (Decrease)	48	2	0	0
VIP - Contrafund Investor Class
Units Issued	1,040	1,388	0	0
Units Redeemed	(676)	(957)	0	0
Net Increase (Decrease)	364	431	0	0
VIP - Balanced Investor Class
Units Issued	1,352	1,331	0	0
Units Redeemed	(427)	(422)	0	0
Net Increase (Decrease)	925	909	0	0

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2014	2013	2014	2013
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	305	343	0	0
Units Redeemed	(106)	(132)	0	0
Net Increase (Decrease)	199	211	0	0
VIP - Growth & Income Investor Class
Units Issued	402	391	0	0
Units Redeemed	(146)	(115)	0	0
Net Increase (Decrease)	256	276	0	0
VIP - Growth Opportunities Investor Class
Units Issued	229	284	0	0
Units Redeemed	(244)	(292)	0	0
Net Increase (Decrease)	(15)	(8)	0	0
VIP - Mid Cap Investor Class
Units Issued	462	671	0	0
Units Redeemed	(384)	(406)	0	0
Net Increase (Decrease)	78	265	0	0
VIP - Value Strategies Investor Class
Units Issued	91	280	0	0
Units Redeemed	(167)	(205)	0	0
Net Increase (Decrease)	(76)	75	0	0
VIP - Utilities Investor Class
Units Issued	287	215	0	0
Units Redeemed	(138)	(201)	0	0
Net Increase (Decrease)	149	14	0	0
VIP - Technology Investor Class
Units Issued	427	255	0	0
Units Redeemed	(173)	(220)	0	0
Net Increase (Decrease)	254	35	0	0
VIP - Energy Investor Class
Units Issued	413	195	0	0
Units Redeemed	(313)	(206)	0	0
Net Increase (Decrease)	100	(11)	0	0
VIP - Health Care Investor Class
Units Issued	842	1,043	0	0
Units Redeemed	(497)	(239)	0	0
Net Increase (Decrease)	345	804	0	0
VIP - Financial Services Investor Class
Units Issued	211	567	0	0
Units Redeemed	(143)	(401)	0	0
Net Increase (Decrease)	68	166	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2014	2013	2014	2013
VIP - Industrials Investor Class
Units Issued	275	520	0	0
Units Redeemed	(335)	(129)	0	0
Net Increase (Decrease)	(60)	391	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	150	563	0	0
Units Redeemed	(328)	(225)	0	0
Net Increase (Decrease)	(178)	338	0	0
VIP - Real Estate Investor Class
Units Issued	497	541	0	0
Units Redeemed	(266)	(406)	0	0
Net Increase (Decrease)	231	135	0	0
VIP - Strategic Income Investor Class
Units Issued	1,227	1,308	0	0
Units Redeemed	(1,101)	(2,473)	0	0
Net Increase (Decrease)	126	(1,165)	0	0
VIP - Growth Strategies Investor Class
Units Issued	54	44	0	0
Units Redeemed	(33)	(15)	0	0
Net Increase (Decrease)	21	29	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	318	274	0	0
Units Redeemed	(82)	(133)	0	0
Net Increase (Decrease)	236	141	0	0
VIP - Value Leaders Investor Class
Units Issued	38	153	0	0
Units Redeemed	(50)	(93)	0	0
Net Increase (Decrease)	(12)	60	0	0
VIP - Value Investor Class
Units Issued	185	166	0	0
Units Redeemed	(76)	(95)	0	0
Net Increase (Decrease)	109	71	0	0
VIP - Growth Stock Investor Class
Units Issued	174	178	0	0
Units Redeemed	(76)	(71)	0	0
Net Increase (Decrease)	98	107	0	0
VIP - Freedom Income Investor Class
Units Issued	66	93	0	0
Units Redeemed	(85)	(56)	0	0
Net Increase (Decrease)	(19)	37	0	0

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2014	2013	2014	2013
VIP - Freedom 2005 Investor Class
Units Issued	60	66	0	0
Units Redeemed	(72)	(14)	0	0
Net Increase (Decrease)	(12)	52	0	0
VIP - Freedom 2010 Investor Class
Units Issued	21	135	0	0
Units Redeemed	(56)	(107)	0	0
Net Increase (Decrease)	(35)	28	0	0
VIP - Freedom 2015 Investor Class
Units Issued	63	81	0	0
Units Redeemed	(67)	(89)	0	0
Net Increase (Decrease)	(4)	(8)	0	0
VIP - Freedom 2020 Investor Class
Units Issued	291	371	0	0
Units Redeemed	(238)	(130)	0	0
Net Increase (Decrease)	53	241	0	0
VIP - Freedom 2025 Investor Class
Units Issued	143	133	0	0
Units Redeemed	(15)	(52)	0	0
Net Increase (Decrease)	128	81	0	0
VIP - Freedom 2030 Investor Class
Units Issued	89	174	0	0
Units Redeemed	(19)	(58)	0	0
Net Increase (Decrease)	70	116	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	1	1
Units Redeemed	0	0	(10)	(10)
Net Increase (Decrease)	0	0	(9)	(9)
VIP - Freedom Lifetime Income II
Units Issued	0	0	15	0
Units Redeemed	0	0	(4)	(3)
Net Increase (Decrease)	0	0	11	(3)
VIP - Freedom Lifetime Income III
Units Issued	0	0	33	67
Units Redeemed	0	0	(4)	0
Net Increase (Decrease)	0	0	29	67
VIP - Disciplined Small Cap Investor Class
Units Issued	280	668	0	0
Units Redeemed	(366)	(295)	0	0
Net Increase (Decrease)	(86)	373	0	0

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2014	2013	2014	2013
VIP - FundsManager 20%
Units Issued	819	1,336	0	0
Units Redeemed	(686)	(1,537)	(3)	(2)
Net Increase (Decrease)	133	(201)	(3)	(2)
VIP - FundsManager 50%
Units Issued	1,274	1,840	86	9
Units Redeemed	(1,016)	(1,181)	(10)	(9)
Net Increase (Decrease)	258	659	76	0
VIP - FundsManager 60%
Units Issued	1,178	1,108	173	45
Units Redeemed	(759)	(405)	(14)	(11)
Net Increase (Decrease)	419	703	159	34
VIP - FundsManager 70%
Units Issued	809	829	68	0
Units Redeemed	(908)	(609)	0	0
Net Increase (Decrease)	(99)	220	68	0
VIP - FundsManager 85%
Units Issued	551	298	0	72
Units Redeemed	(373)	(296)	(4)	(5)
Net Increase (Decrease)	178	2	(4)	67
VIP - Consumer Staples Investor Class
Units Issued	272	553	0	0
Units Redeemed	(275)	(346)	0	0
Net Increase (Decrease)	(3)	207	0	0
VIP - Materials Investor Class
Units Issued	164	138	0	0
Units Redeemed	(107)	(128)	0	0
Net Increase (Decrease)	57	10	0	0
VIP - Telecommunications Investor Class
Units Issued	58	126	0	0
Units Redeemed	(56)	(60)	0	0
Net Increase (Decrease)	2	66	0	0
VIP - Emerging Markets Investor Class
Units Issued	156	119	0	0
Units Redeemed	(130)	(118)	0	0
Net Increase (Decrease)	26	1	0	0
VIP - Floating Rate High Income Investor Class (a)
Units Issued	2,353	0	0	0
Units Redeemed	(266)	0	0	0
Net Increase (Decrease)	2,087	0	0	0
UIF - Emerging Markets Equity
Units Issued	111	189	0	0
Units Redeemed	(160)	(221)	0	0
Net Increase (Decrease)	(49)	(32)	0	0

(a) New Fund. See Note 1.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2014	2013	2014	2013
UIF - Emerging Market Debt
Units Issued	128	477	0	0
Units Redeemed	(362)	(981)	0	0
Net Increase (Decrease)	(234)	(504)	0	0
UIF - Global Tactical Asset Allocation
Units Issued	263	170	0	0
Units Redeemed	(96)	(124)	0	0
Net Increase (Decrease)	167	46	0	0
Invesco - Van Kampen Global Core Equity
Units Issued	35	86	0	0
Units Redeemed	(58)	(76)	0	0
Net Increase (Decrease)	(23)	10	0	0
Lazard - Retirement Emerging Markets
Units Issued	186	415	0	0
Units Redeemed	(299)	(375)	0	0
Net Increase (Decrease)	(113)	40	0	0
PVIT - Commodity Real Return
Units Issued	129	209	0	0
Units Redeemed	(111)	(141)	0	0
Net Increase (Decrease)	18	68	0	0
PVIT - Low Duration
Units Issued	1,199	2,470	0	0
Units Redeemed	(1,981)	(2,156)	0	0
Net Increase (Decrease)	(782)	314	0	0
PVIT - Real Return
Units Issued	249	657	0	0
Units Redeemed	(739)	(2,452)	0	0
Net Increase (Decrease)	(490)	(1,795)	0	0
PVIT - Total Return
Units Issued	466	1,460	0	0
Units Redeemed	(1,366)	(3,507)	0	0
Net Increase (Decrease)	(900)	(2,047)	0	0
Blackrock - Global Allocation V.I.
Units Issued	917	2,421	0	0
Units Redeemed	(617)	(454)	0	0
Net Increase (Decrease)	300	1,967	0	0
FTVIP - Templeton Global Bond (b)
Units Issued	584	1,529	0	0
Units Redeemed	(319)	(784)	0	0
Net Increase (Decrease)	265	745	0	0
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	142	220	0	0
Units Redeemed	(59)	(474)	0	0
Net Increase (Decrease)	83	(254)	0	0

(b) Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Fidelity Growth and Guaranteed Income
(in thousands)	2014	2013
VIP - Money Market Investor Class
Units Issued	174	236
Units Redeemed	(213)	(208)
Net Increase (Decrease)	(39)	28
VIP - Balanced Investor Class
Units Issued	132	19
Units Redeemed	(394)	(412)
Net Increase (Decrease)	(262)	(393)
VIP - FundsManager 60%
Units Issued	0	0
Units Redeemed	(811)	(435)
Net Increase (Decrease)	(811)	(435)

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2014	1,320	$21.11	$20.45	$ 27,814	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
2013	1,570	$21.27	$20.66	$ 33,367	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2012	1,714	$21.44	$20.86	$ 36,691	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
2011	2,119	$21.58	$21.04	$ 45,663	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
2010	2,199	$21.73	$21.23	$ 47,710	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
VIP - Money Market Investor Class
2014	6,317	$9.99	$9.30	$ 67,310	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2013	6,696	$10.00	$9.43	$ 72,170	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
2012	5,355	$10.01	$9.56	$ 58,260	0.10%	1.40%	0.11%	0.01%	(1.29%)
2011	5,489	$10.01	$9.69	$ 60,212	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
2010	5,528	$10.00	$9.82	$ 61,032	0.10%	1.40%	0.15%	0.02%	(1.03%)
VIP - High Income
2014	218	$47.51	$46.04	$ 10,302	0.80%	1.00%	5.11%	0.35%	0.14%
2013	261	$47.34	$45.97	$ 12,299	0.80%	1.00%	5.30%	5.10%	4.89%
2012	329	$45.05	$43.83	$ 14,762	0.80%	1.00%	5.74%	13.31%	13.08%
2011	352	$39.76	$38.76	$ 13,895	0.80%	1.00%	6.63%	3.20%	2.99%
2010	397	$38.52	$37.63	$ 15,252	0.80%	1.00%	7.61%	12.91%	12.69%
VIP - High Income Investor Class
2014	2,453	$13.37	$21.12	$ 38,611	0.10%	0.25%	4.86%	1.02%	0.87%
2013	2,952	$13.23	$20.93	$ 46,117	0.10%	0.25%	5.93%	5.84%	5.69%
2012	3,002	$12.50	$19.81	$ 43,721	0.10%	0.25%	6.78%	14.15%	13.98%
2011	1,621	$10.95	$17.38	$ 21,871	0.10%	0.25%	7.35%	3.72%	3.56%
2010	1,303	$10.56	$16.78	$ 17,543	0.10%	0.25%	8.47%	5.59%	13.68%
VIP - Equity-Income
2014	566	$93.00	$90.11	$ 52,521	0.80%	1.00%	2.77%	7.85%	7.63%
2013	635	$86.23	$83.72	$ 54,533	0.80%	1.00%	2.51%	27.12%	26.87%
2012	689	$67.83	$65.99	$ 46,618	0.80%	1.00%	3.06%	16.36%	16.13%
2011	779	$58.29	$56.83	$ 45,260	0.80%	1.00%	2.43%	0.17%	(0.04%)
2010	879	$58.20	$56.85	$ 51,051	0.80%	1.00%	1.78%	14.23%	14.00%
VIP - Equity-Income Investor Class
2014	1,763	$19.16	$28.41	$ 32,602	0.10%	0.25%	2.94%	8.52%	8.36%
2013	1,731	$17.66	$26.22	$ 29,387	0.10%	0.25%	2.77%	27.86%	27.67%
2012	1,297	$13.81	$20.53	$ 17,105	0.10%	0.25%	3.32%	17.15%	16.97%
2011	1,101	$11.79	$17.56	$ 12,388	0.10%	0.25%	2.60%	0.79%	0.64%
2010	986	$11.70	$17.44	$ 10,973	0.10%	0.25%	1.76%	16.95%	14.67%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2014	421	$105.99	$102.71	$ 44,567	0.80%	1.00%	0.18%	10.41%	10.18%
2013	472	$96.00	$93.21	$ 45,247	0.80%	1.00%	0.29%	35.25%	34.97%
2012	524	$70.98	$69.06	$ 37,094	0.80%	1.00%	0.59%	13.77%	13.54%
2011	576	$62.39	$60.83	$ 35,842	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
2010	648	$62.77	$61.32	$ 40,586	0.80%	1.00%	0.27%	23.18%	22.93%
VIP - Growth Investor Class
2014	909	$21.17	$30.65	$ 18,762	0.10%	0.25%	0.14%	11.09%	10.93%
2013	724	$19.06	$27.63	$ 13,480	0.10%	0.25%	0.24%	36.08%	35.88%
2012	683	$14.00	$20.34	$ 9,323	0.10%	0.25%	0.55%	14.46%	14.29%
2011	650	$12.23	$17.79	$ 7,802	0.10%	0.25%	0.31%	0.04%	(0.11%)
2010	569	$12.23	$17.81	$ 6,864	0.10%	0.25%	0.21%	22.30%	23.68%
VIP - Overseas
2014	162	$43.46	$42.12	$ 7,033	0.80%	1.00%	1.30%	(8.81%)	(9.00%)
2013	186	$47.66	$46.28	$ 8,830	0.80%	1.00%	1.38%	29.39%	29.13%
2012	202	$36.84	$35.84	$ 7,417	0.80%	1.00%	1.96%	19.77%	19.53%
2011	222	$30.76	$29.98	$ 6,818	0.80%	1.00%	1.31%	(17.83%)	(17.99%)
2010	252	$37.43	$36.56	$ 9,411	0.80%	1.00%	1.36%	12.21%	11.98%
VIP - Overseas, Class R
2014	184	$16.33	$15.98	$ 2,992	0.80%	1.00%	1.30%	(8.83%)	(9.02%)
2013	201	$17.91	$17.57	$ 3,603	0.80%	1.00%	1.33%	29.41%	29.15%
2012	219	$13.84	$13.60	$ 3,029	0.80%	1.00%	1.85%	19.74%	19.50%
2011	281	$11.56	$11.38	$ 3,238	0.80%	1.00%	1.31%	(17.81%)	(17.97%)
2010	332	$14.06	$13.88	$ 4,662	0.80%	1.00%	1.36%	12.17%	11.94%
VIP - Overseas, Class R Investor Class
2014	941	$14.10	$19.54	$ 13,665	0.10%	0.25%	1.22%	(8.26%)	(8.40%)
2013	1,023	$15.37	$21.33	$ 16,304	0.10%	0.25%	1.55%	30.27%	30.07%
2012	794	$11.80	$16.40	$ 9,729	0.10%	0.25%	1.99%	20.51%	20.33%
2011	850	$9.79	$13.63	$ 8,704	0.10%	0.25%	1.35%	(17.37%)	(17.49%)
2010	777	$11.85	$16.52	$ 9,681	0.10%	0.25%	1.45%	18.49%	12.72%
VIP - Investment Grade Bond
2014	603	$40.88	$39.62	$ 24,540	0.80%	1.00%	2.12%	4.98%	4.77%
2013	657	$38.94	$37.81	$ 25,442	0.80%	1.00%	2.11%	(2.56%)	(2.76%)
2012	866	$39.97	$38.88	$ 34,472	0.80%	1.00%	2.27%	5.05%	4.83%
2011	969	$38.05	$37.09	$ 36,717	0.80%	1.00%	3.29%	6.48%	6.26%
2010	1,066	$35.73	$34.91	$ 37,949	0.80%	1.00%	3.29%	6.94%	6.73%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2014	2,975	$11.72	$15.07	$ 41,581	0.10%	0.25%	2.42%	5.72%	5.57%
2013	2,773	$11.09	$14.28	$ 36,803	0.10%	0.25%	1.90%	(1.84%)	(1.99%)
2012	4,066	$11.30	$14.57	$ 55,114	0.10%	0.25%	2.48%	5.70%	5.54%
2011	3,516	$10.69	$13.80	$ 46,042	0.10%	0.25%	3.68%	7.14%	6.98%
2010	3,242	$9.97	$12.90	$ 39,953	0.10%	0.25%	3.14%	(0.26%)	7.45%
VIP - Asset Manager
2014	619	$52.66	$51.03	$ 32,548	0.80%	1.00%	1.44%	4.99%	4.77%
2013	707	$50.16	$48.70	$ 35,403	0.80%	1.00%	1.57%	14.78%	14.55%
2012	769	$43.70	$42.52	$ 33,575	0.80%	1.00%	1.50%	11.58%	11.35%
2011	858	$39.17	$38.18	$ 33,530	0.80%	1.00%	1.90%	(3.34%)	(3.53%)
2010	953	$40.52	$39.58	$ 38,517	0.80%	1.00%	1.68%	13.35%	13.12%
VIP - Asset Manager Investor Class
2014	1,286	$14.78	$20.90	$ 21,456	0.10%	0.25%	1.56%	5.63%	5.47%
2013	1,114	$13.99	$19.82	$ 18,012	0.10%	0.25%	1.70%	15.51%	15.33%
2012	857	$12.11	$17.18	$ 12,523	0.10%	0.25%	1.44%	12.33%	12.16%
2011	958	$10.78	$15.32	$ 12,517	0.10%	0.25%	1.80%	(2.82%)	(2.97%)
2010	845	$11.10	$15.79	$ 11,535	0.10%	0.25%	2.25%	10.95%	13.80%
VIP - Index 500
2014	5,122	$20.50	$59.56	$ 141,224	0.10%	1.00%	1.80%	13.46%	12.43%
2013	4,258	$18.07	$52.97	$ 111,019	0.10%	1.00%	2.09%	32.11%	30.92%
2012	3,305	$13.68	$40.46	$ 72,693	0.10%	1.00%	2.22%	15.80%	14.75%
2011	2,976	$11.81	$35.26	$ 60,667	0.10%	1.00%	1.94%	1.94%	1.02%
2010	2,935	$11.59	$34.90	$ 62,460	0.10%	1.00%	1.92%	15.86%	13.87%
VIP - Asset Manager: Growth
2014	248	$34.99	$33.91	$ 8,681	0.80%	1.00%	1.01%	5.03%	4.82%
2013	283	$33.32	$32.35	$ 9,407	0.80%	1.00%	1.09%	21.43%	21.19%
2012	284	$27.44	$26.69	$ 7,776	0.80%	1.00%	1.41%	14.52%	14.29%
2011	312	$23.96	$23.35	$ 7,465	0.80%	1.00%	1.58%	(6.92%)	(7.11%)
2010	342	$25.74	$25.14	$ 8,795	0.80%	1.00%	1.13%	15.41%	15.18%
VIP - Asset Manager: Growth Investor Class
2014	316	$16.04	$23.40	$ 5,618	0.10%	0.25%	1.12%	5.68%	5.53%
2013	268	$15.17	$22.17	$ 4,515	0.10%	0.25%	1.00%	22.18%	22.00%
2012	267	$12.42	$18.17	$ 3,673	0.10%	0.25%	1.31%	15.31%	15.13%
2011	325	$10.77	$15.79	$ 3,873	0.10%	0.25%	1.57%	(6.37%)	(6.51%)
2010	304	$11.50	$16.88	$ 3,887	0.10%	0.25%	1.20%	15.03%	15.88%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2014	1,565	$74.46	$72.16	$ 116,160	0.80%	1.00%	0.95%	11.05%	10.82%
2013	1,694	$67.06	$65.11	$ 113,340	0.80%	1.00%	1.07%	30.24%	29.97%
2012	1,844	$51.49	$50.09	$ 94,757	0.80%	1.00%	1.32%	15.48%	15.25%
2011	2,061	$44.59	$43.47	$ 91,715	0.80%	1.00%	0.98%	(3.30%)	(3.50%)
2010	2,284	$46.11	$45.04	$ 105,111	0.80%	1.00%	1.21%	16.28%	16.05%
VIP - Contrafund Investor Class
2014	5,165	$19.55	$29.87	$ 108,381	0.10%	0.25%	0.95%	11.74%	11.57%
2013	4,801	$17.49	$26.77	$ 91,008	0.10%	0.25%	1.06%	31.02%	30.83%
2012	4,370	$13.35	$20.46	$ 63,804	0.10%	0.25%	1.34%	16.22%	16.05%
2011	4,012	$11.49	$17.63	$ 50,778	0.10%	0.25%	0.97%	(2.71%)	(2.86%)
2010	3,758	$11.81	$18.15	$ 49,425	0.10%	0.25%	1.27%	18.09%	16.72%
VIP - Balanced
2014	511	$27.96	$27.09	$ 14,226	0.80%	1.00%	1.57%	9.38%	9.16%
2013	520	$25.56	$24.82	$ 13,242	0.80%	1.00%	1.51%	18.70%	18.46%
2012	577	$21.54	$20.95	$ 12,368	0.80%	1.00%	1.70%	14.14%	13.91%
2011	638	$18.87	$18.39	$ 11,989	0.80%	1.00%	1.56%	(4.38%)	(4.58%)
2010	688	$19.73	$19.28	$ 13,510	0.80%	1.00%	1.67%	17.13%	16.89%
VIP - Balanced Investor Class
2014	8,409	$16.80	$25.04	$ 144,595	0.10%	1.40%	1.54%	10.07%	8.64%
2013	7,746	$15.26	$23.05	$ 119,875	0.10%	1.40%	1.60%	19.42%	17.87%
2012	7,230	$12.78	$19.56	$ 92,718	0.10%	1.40%	1.65%	14.87%	13.37%
2011	7,406	$11.13	$17.25	$ 82,334	0.10%	1.40%	1.57%	(3.81%)	(5.06%)
2010	7,656	$11.57	$18.17	$ 88,885	0.10%	1.40%	1.65%	15.66%	16.34%
VIP - Dynamic Capital Appreciation
2014	112	$26.34	$25.75	$ 2,924	0.80%	1.00%	0.45%	10.04%	9.82%
2013	108	$23.94	$23.44	$ 2,580	0.80%	1.00%	0.40%	37.43%	37.15%
2012	76	$17.42	$17.09	$ 1,327	0.80%	1.00%	0.84%	21.74%	21.49%
2011	47	$14.31	$14.07	$ 671	0.80%	1.00%	0.19%	(3.46%)	(3.66%)
2010	65	$14.82	$14.60	$ 952	0.80%	1.00%	0.21%	17.46%	17.22%
VIP - Dynamic Capital Appreciation Investor Class
2014	594	$21.36	$33.96	$ 13,254	0.10%	0.25%	0.47%	10.68%	10.51%
2013	395	$19.29	$30.73	$ 8,103	0.10%	0.25%	0.39%	38.38%	38.17%
2012	184	$13.94	$22.24	$ 2,775	0.10%	0.25%	0.70%	22.39%	22.21%
2011	126	$11.39	$18.20	$ 1,595	0.10%	0.25%	0.21%	(2.74%)	(2.89%)
2010	126	$11.71	$18.74	$ 1,646	0.10%	0.25%	0.18%	17.14%	17.89%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2014	598	$31.07	$30.11	$ 18,492	0.80%	1.00%	1.76%	9.59%	9.37%
2013	624	$28.35	$27.53	$ 17,623	0.80%	1.00%	1.90%	32.50%	32.23%
2012	648	$21.40	$20.82	$ 13,809	0.80%	1.00%	2.28%	17.61%	17.37%
2011	686	$18.19	$17.74	$ 12,443	0.80%	1.00%	1.74%	0.80%	0.59%
2010	764	$18.05	$17.63	$ 13,752	0.80%	1.00%	0.69%	13.95%	13.72%
VIP - Growth & Income Investor Class
2014	946	$20.91	$28.72	$ 19,283	0.10%	0.25%	2.10%	10.22%	10.06%
2013	690	$18.97	$26.10	$ 12,806	0.10%	0.25%	2.27%	33.38%	33.18%
2012	414	$14.22	$19.60	$ 5,725	0.10%	0.25%	2.39%	18.34%	18.16%
2011	377	$12.02	$16.58	$ 4,410	0.10%	0.25%	2.09%	1.43%	1.28%
2010	273	$11.85	$16.38	$ 3,166	0.10%	0.25%	0.75%	18.49%	14.36%
VIP - Growth Opportunities
2014	393	$24.04	$23.29	$ 9,406	0.80%	1.00%	0.22%	11.30%	11.08%
2013	442	$21.60	$20.97	$ 9,517	0.80%	1.00%	0.32%	36.80%	36.52%
2012	468	$15.79	$15.36	$ 7,359	0.80%	1.00%	0.41%	18.65%	18.41%
2011	459	$13.31	$12.97	$ 6,084	0.80%	1.00%	0.16%	1.48%	1.28%
2010	469	$13.11	$12.81	$ 6,142	0.80%	1.00%	0.21%	22.75%	22.50%
VIP - Growth Opportunities Investor Class
2014	415	$22.92	$38.05	$ 9,184	0.10%	0.25%	0.14%	11.98%	11.81%
2013	430	$20.46	$34.03	$ 8,341	0.10%	0.25%	0.28%	37.63%	37.43%
2012	438	$14.87	$24.76	$ 6,191	0.10%	0.25%	0.36%	19.42%	19.24%
2011	326	$12.45	$20.77	$ 3,863	0.10%	0.25%	0.13%	2.08%	1.93%
2010	212	$12.20	$20.37	$ 2,461	0.10%	0.25%	0.17%	21.97%	23.30%
VIP - Mid Cap
2014	953	$37.91	$36.81	$ 35,963	0.80%	1.00%	0.24%	5.44%	5.22%
2013	1,148	$35.96	$34.98	$ 41,172	0.80%	1.00%	0.51%	35.14%	34.87%
2012	1,149	$26.61	$25.94	$ 30,497	0.80%	1.00%	0.60%	13.91%	13.68%
2011	1,344	$23.36	$22.82	$ 31,317	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
2010	1,627	$26.34	$25.78	$ 42,767	0.80%	1.00%	0.37%	27.80%	27.55%
VIP - Mid Cap Investor Class
2014	2,124	$17.13	$30.58	$ 43,398	0.10%	0.25%	0.19%	6.10%	5.94%
2013	2,046	$16.15	$28.86	$ 40,271	0.10%	0.25%	0.47%	35.94%	35.74%
2012	1,781	$11.88	$21.26	$ 26,493	0.10%	0.25%	0.55%	14.63%	14.45%
2011	1,795	$10.36	$18.58	$ 23,817	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
2010	1,806	$11.62	$20.85	$ 27,512	0.10%	0.25%	0.36%	16.16%	28.35%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2014	210	$23.67	$23.14	$ 4,958	0.80%	1.00%	0.99%	5.94%	5.73%
2013	245	$22.34	$21.89	$ 5,469	0.80%	1.00%	0.89%	29.45%	29.19%
2012	261	$17.26	$16.94	$ 4,503	0.80%	1.00%	0.62%	26.26%	26.00%
2011	282	$13.67	$13.45	$ 3,852	0.80%	1.00%	0.92%	(9.54%)	(9.72%)
2010	338	$15.11	$14.89	$ 5,106	0.80%	1.00%	0.51%	25.62%	25.37%
VIP - Value Strategies Investor Class
2014	406	$19.47	$40.36	$ 8,265	0.10%	0.25%	0.94%	6.56%	6.40%
2013	482	$18.28	$37.93	$ 9,291	0.10%	0.25%	0.94%	30.32%	30.12%
2012	407	$14.02	$29.15	$ 5,965	0.10%	0.25%	0.62%	27.08%	26.89%
2011	338	$11.04	$22.97	$ 3,932	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
2010	356	$12.13	$25.29	$ 4,627	0.10%	0.25%	0.47%	21.28%	26.11%
VIP - Utilities
2014	136	$22.24	$21.65	$ 2,993	0.80%	1.00%	1.77%	20.80%	20.56%
2013	120	$18.41	$17.96	$ 2,199	0.80%	1.00%	2.25%	20.05%	19.81%
2012	152	$15.34	$14.99	$ 2,339	0.80%	1.00%	2.58%	6.54%	6.32%
2011	148	$14.39	$14.09	$ 2,119	0.80%	1.00%	1.97%	12.30%	12.07%
2010	154	$12.82	$12.58	$ 1,972	0.80%	1.00%	2.72%	10.31%	10.09%
VIP - Utilities Investor Class
2014	400	$18.66	$23.30	$ 8,449	0.10%	0.25%	1.93%	21.52%	21.34%
2013	251	$15.36	$19.20	$ 4,438	0.10%	0.25%	2.47%	20.80%	20.62%
2012	236	$12.71	$15.92	$ 3,450	0.10%	0.25%	2.60%	7.25%	7.09%
2011	298	$11.85	$14.86	$ 4,136	0.10%	0.25%	3.06%	13.00%	12.83%
2010	153	$10.49	$13.17	$ 1,908	0.10%	0.25%	2.97%	4.88%	10.69%
VIP - Technology
2014	394	$21.94	$21.35	$ 8,604	0.80%	1.00%	0.11%	11.01%	10.79%
2013	318	$19.76	$19.27	$ 6,278	0.80%	1.00%	0.15%	26.79%	26.53%
2012	422	$15.59	$15.23	$ 6,565	0.80%	1.00%	-	16.57%	16.34%
2011	430	$13.37	$13.09	$ 5,742	0.80%	1.00%	-	(10.50%)	(10.68%)
2010	580	$14.94	$14.66	$ 8,655	0.80%	1.00%	-	26.73%	26.47%
VIP - Technology Investor Class
2014	730	$18.73	$43.53	$ 16,246	0.10%	0.25%	0.05%	11.75%	11.58%
2013	476	$16.76	$39.01	$ 9,919	0.10%	0.25%	0.11%	27.60%	27.41%
2012	441	$13.14	$30.62	$ 7,234	0.10%	0.25%	-	17.40%	17.22%
2011	471	$11.19	$26.12	$ 6,777	0.10%	0.25%	-	(10.01%)	(10.15%)
2010	433	$12.44	$29.07	$ 7,207	0.10%	0.25%	-	24.35%	27.24%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy
2014	196	$26.47	$25.77	$ 5,170	0.80%	1.00%	0.75%	(13.30%)	(13.47%)
2013	260	$30.53	$29.78	$ 7,937	0.80%	1.00%	0.92%	23.49%	23.24%
2012	309	$24.73	$24.16	$ 7,606	0.80%	1.00%	0.92%	4.15%	3.94%
2011	413	$23.74	$23.25	$ 9,773	0.80%	1.00%	1.01%	(5.75%)	(5.94%)
2010	458	$25.19	$24.72	$ 11,514	0.80%	1.00%	0.60%	18.50%	18.26%
VIP - Energy Investor Class
2014	581	$14.16	$21.09	$ 8,893	0.10%	0.25%	0.87%	(12.73%)	(12.86%)
2013	481	$16.22	$24.21	$ 8,463	0.10%	0.25%	0.86%	24.26%	24.07%
2012	492	$13.06	$19.51	$ 7,089	0.10%	0.25%	0.92%	4.81%	4.65%
2011	570	$12.46	$18.64	$ 7,976	0.10%	0.25%	0.94%	(5.19%)	(5.33%)
2010	573	$13.14	$19.69	$ 8,415	0.10%	0.25%	0.56%	31.39%	18.96%
VIP - Health Care
2014	656	$37.74	$36.73	$ 24,728	0.80%	1.00%	-	31.77%	31.50%
2013	619	$28.64	$27.93	$ 17,733	0.80%	1.00%	-	54.88%	54.57%
2012	471	$18.49	$18.07	$ 8,700	0.80%	1.00%	0.52%	19.84%	19.59%
2011	352	$15.43	$15.11	$ 5,426	0.80%	1.00%	-	7.44%	7.23%
2010	259	$14.36	$14.09	$ 3,706	0.80%	1.00%	0.18%	16.41%	16.18%
VIP - Health Care Investor Class
2014	1,737	$32.24	$47.29	$ 59,142	0.10%	0.25%	-	32.59%	32.39%
2013	1,392	$24.31	$35.72	$ 35,827	0.10%	0.25%	-	55.85%	55.62%
2012	588	$15.60	$22.95	$ 9,783	0.10%	0.25%	0.38%	20.55%	20.37%
2011	491	$12.94	$19.07	$ 6,786	0.10%	0.25%	-	8.15%	7.99%
2010	239	$11.96	$17.66	$ 3,126	0.10%	0.25%	0.12%	19.65%	16.86%
VIP - Financial Services
2014	149	$12.73	$12.39	$ 1,886	0.80%	1.00%	0.97%	9.99%	9.77%
2013	230	$11.57	$11.28	$ 2,659	0.80%	1.00%	1.22%	32.79%	32.52%
2012	169	$8.71	$8.52	$ 1,472	0.80%	1.00%	1.29%	27.51%	27.25%
2011	131	$6.83	$6.69	$ 898	0.80%	1.00%	0.39%	(21.10%)	(21.26%)
2010	145	$8.66	$8.50	$ 1,253	0.80%	1.00%	0.18%	6.42%	6.21%
VIP - Financial Services Investor Class
2014	579	$17.27	$27.12	$ 7,834	0.10%	0.25%	1.23%	10.64%	10.48%
2013	511	$15.61	$24.55	$ 6,233	0.10%	0.25%	1.33%	33.60%	33.40%
2012	345	$11.68	$18.40	$ 2,999	0.10%	0.25%	1.28%	28.23%	28.04%
2011	231	$9.11	$14.37	$ 1,610	0.10%	0.25%	0.31%	(20.55%)	(20.66%)
2010	253	$11.47	$18.12	$ 2,271	0.10%	0.25%	0.17%	14.67%	6.90%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials
2014	103	$36.41	$35.43	$ 3,736	0.80%	1.00%	0.79%	5.36%	5.14%
2013	126	$34.56	$33.70	$ 4,360	0.80%	1.00%	0.90%	38.68%	38.40%
2012	124	$24.92	$24.35	$ 3,080	0.80%	1.00%	1.05%	18.86%	18.62%
2011	152	$20.96	$20.53	$ 3,174	0.80%	1.00%	0.74%	(5.41%)	(5.60%)
2010	150	$22.16	$21.75	$ 3,335	0.80%	1.00%	0.66%	30.04%	29.78%
VIP - Industrials Investor Class
2014	752	$20.55	$36.20	$ 16,984	0.10%	0.25%	0.78%	6.05%	5.89%
2013	812	$19.37	$34.19	$ 17,353	0.10%	0.25%	1.03%	39.58%	39.37%
2012	420	$13.88	$24.53	$ 6,455	0.10%	0.25%	1.27%	19.53%	19.35%
2011	497	$11.61	$20.55	$ 6,585	0.10%	0.25%	1.08%	(4.79%)	(4.94%)
2010	297	$12.20	$21.62	$ 4,518	0.10%	0.25%	0.68%	21.97%	30.54%
VIP - Consumer Discretionary
2014	87	$23.77	$23.14	$ 2,065	0.80%	1.00%	0.42%	8.76%	8.54%
2013	135	$21.86	$21.32	$ 2,937	0.80%	1.00%	0.17%	39.97%	39.69%
2012	58	$15.62	$15.26	$ 899	0.80%	1.00%	0.37%	20.69%	20.44%
2011	42	$12.94	$12.67	$ 547	0.80%	1.00%	0.30%	(2.53%)	(2.73%)
2010	314	$13.28	$13.03	$ 4,160	0.80%	1.00%	0.70%	30.25%	29.98%
VIP - Consumer Discretionary Investor Class
2014	338	$22.23	$40.45	$ 7,746	0.10%	0.25%	0.38%	9.47%	9.31%
2013	516	$20.30	$37.01	$ 10,728	0.10%	0.25%	0.11%	40.91%	40.70%
2012	178	$14.41	$26.30	$ 2,605	0.10%	0.25%	0.35%	21.33%	21.14%
2011	101	$11.88	$21.71	$ 1,288	0.10%	0.25%	0.48%	(1.86%)	(2.00%)
2010	133	$12.10	$22.16	$ 1,793	0.10%	0.25%	0.22%	21.00%	30.74%
VIP - Real Estate
2014	161	$32.07	$31.35	$ 5,144	0.80%	1.00%	1.88%	29.14%	28.88%
2013	166	$24.84	$24.33	$ 4,119	0.80%	1.00%	1.54%	1.01%	0.81%
2012	206	$24.59	$24.13	$ 5,057	0.80%	1.00%	1.15%	17.62%	17.38%
2011	183	$20.91	$20.56	$ 3,829	0.80%	1.00%	1.13%	7.22%	7.01%
2010	200	$19.50	$19.21	$ 3,900	0.80%	1.00%	1.39%	29.38%	29.12%
VIP - Real Estate Investor Class
2014	986	$18.31	$44.58	$ 19,888	0.10%	0.25%	2.04%	29.89%	29.70%
2013	755	$14.10	$34.37	$ 11,765	0.10%	0.25%	1.61%	1.71%	1.55%
2012	620	$13.86	$33.85	$ 9,847	0.10%	0.25%	1.62%	18.31%	18.13%
2011	465	$11.72	$28.65	$ 6,308	0.10%	0.25%	1.12%	7.93%	7.76%
2010	412	$10.86	$26.59	$ 5,388	0.10%	0.25%	1.66%	8.58%	29.84%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2014	430	$18.15	$17.76	$ 7,744	0.80%	1.00%	2.87%	2.77%	2.57%
2013	490	$17.66	$17.32	$ 8,632	0.80%	1.00%	3.42%	(0.51%)	(0.71%)
2012	761	$17.75	$17.44	$ 13,454	0.80%	1.00%	3.62%	9.61%	9.39%
2011	1,054	$16.19	$15.94	$ 17,037	0.80%	1.00%	5.34%	3.83%	3.62%
2010	763	$15.60	$15.39	$ 11,867	0.80%	1.00%	4.06%	8.76%	8.54%
VIP - Strategic Income Investor Class
2014	4,628	$12.25	$17.82	$ 69,448	0.10%	0.25%	3.06%	3.48%	3.33%
2013	4,502	$11.84	$17.25	$ 66,295	0.10%	0.25%	3.63%	0.16%	0.01%
2012	5,667	$11.82	$17.24	$ 83,125	0.10%	0.25%	3.85%	10.39%	10.23%
2011	4,581	$10.71	$15.64	$ 62,633	0.10%	0.25%	4.48%	4.45%	4.29%
2010	3,615	$10.25	$15.00	$ 48,763	0.10%	0.25%	4.67%	2.50%	9.28%
VIP - Growth Strategies
2014	32	$18.28	$17.93	$ 594	0.80%	1.00%	0.09%	12.67%	12.44%
2013	41	$16.22	$15.95	$ 655	0.80%	1.00%	0.02%	36.16%	35.88%
2012	31	$11.92	$11.74	$ 366	0.80%	1.00%	-	10.81%	10.58%
2011	31	$10.75	$10.61	$ 333	0.80%	1.00%	-	(9.72%)	(9.90%)
2010	56	$11.91	$11.78	$ 665	0.80%	1.00%	-	23.97%	23.72%
VIP - Growth Strategies Investor Class
2014	98	$19.11	$31.82	$ 1,802	0.10%	0.25%	0.08%	13.48%	13.31%
2013	77	$16.84	$28.08	$ 1,271	0.10%	0.25%	0.01%	36.86%	36.65%
2012	48	$12.31	$20.55	$ 579	0.10%	0.25%	-	11.56%	11.39%
2011	61	$11.03	$18.45	$ 680	0.10%	0.25%	-	(9.14%)	(9.28%)
2010	78	$12.14	$20.34	$ 954	0.10%	0.25%	-	21.40%	24.43%
VIP - International Capital Appreciation Class R
2014	111	$15.66	$15.36	$ 1,734	0.80%	1.00%	0.37%	2.20%	1.99%
2013	85	$15.32	$15.06	$ 1,292	0.80%	1.00%	0.72%	20.68%	20.43%
2012	57	$12.70	$12.51	$ 722	0.80%	1.00%	0.87%	24.89%	24.64%
2011	71	$10.17	$10.03	$ 728	0.80%	1.00%	0.77%	(13.27%)	(13.44%)
2010	96	$11.72	$11.59	$ 1,127	0.80%	1.00%	1.04%	14.81%	14.58%
VIP - International Capital Appreciation, Class R Investor Class
2014	619	$16.26	$31.09	$ 10,270	0.10%	0.25%	0.43%	2.80%	2.65%
2013	383	$15.82	$30.29	$ 6,283	0.10%	0.25%	0.71%	21.38%	21.20%
2012	243	$13.03	$24.99	$ 3,300	0.10%	0.25%	1.04%	25.68%	25.49%
2011	239	$10.37	$19.92	$ 2,530	0.10%	0.25%	0.86%	(12.72%)	(12.85%)
2010	257	$11.88	$22.85	$ 3,098	0.10%	0.25%	1.09%	18.82%	15.32%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2014	34	$15.16	$14.87	$ 515	0.80%	1.00%	1.21%	12.15%	11.93%
2013	45	$13.52	$13.29	$ 603	0.80%	1.00%	0.45%	34.09%	33.82%
2012	59	$10.08	$9.93	$ 596	0.80%	1.00%	3.61%	13.08%	12.85%
2011	43	$8.92	$8.80	$ 385	0.80%	1.00%	1.34%	(8.73%)	(8.91%)
2010	56	$9.77	$9.66	$ 541	0.80%	1.00%	1.13%	9.16%	8.94%
VIP - Value Leaders Investor Class
2014	144	$18.15	$26.23	$ 2,470	0.10%	0.25%	1.18%	12.83%	12.66%
2013	156	$16.09	$23.28	$ 2,382	0.10%	0.25%	0.59%	34.95%	34.75%
2012	96	$11.92	$17.28	$ 1,053	0.10%	0.25%	2.41%	13.81%	13.63%
2011	115	$10.48	$15.20	$ 1,065	0.10%	0.25%	1.46%	(8.19%)	(8.33%)
2010	127	$11.41	$16.59	$ 1,283	0.10%	0.25%	1.03%	14.11%	9.73%
VIP - Value
2014	150	$18.16	$17.81	$ 2,710	0.80%	1.00%	1.51%	10.52%	10.30%
2013	110	$16.43	$16.15	$ 1,803	0.80%	1.00%	1.16%	31.40%	31.13%
2012	103	$12.50	$12.32	$ 1,290	0.80%	1.00%	1.68%	19.93%	19.69%
2011	126	$10.43	$10.29	$ 1,308	0.80%	1.00%	1.01%	(3.28%)	(3.48%)
2010	164	$10.78	$10.66	$ 1,766	0.80%	1.00%	1.32%	16.88%	16.64%
VIP - Value Investor Class
2014	478	$20.16	$35.33	$ 9,478	0.10%	0.25%	1.46%	11.17%	11.00%
2013	369	$18.14	$31.83	$ 6,606	0.10%	0.25%	1.16%	32.28%	32.09%
2012	297	$13.71	$24.10	$ 4,083	0.10%	0.25%	1.72%	20.71%	20.53%
2011	319	$11.36	$19.99	$ 3,587	0.10%	0.25%	1.03%	(8.19%)	(2.84%)
2010	310	$11.67	$20.58	$ 3,589	0.10%	0.25%	1.32%	16.72%	17.37%
VIP - Growth Stock
2014	146	$21.29	$20.88	$ 3,111	0.80%	1.00%	0.95%	11.69%	11.46%
2013	66	$19.06	$18.74	$ 1,263	0.80%	1.00%	0.62%	33.80%	33.53%
2012	58	$14.25	$14.03	$ 832	0.80%	1.00%	0.91%	17.43%	17.20%
2011	36	$12.13	$11.97	$ 434	0.80%	1.00%	-	0.01%	(0.19%)
2010	25	$12.13	$12.00	$ 293	0.80%	1.00%	-	19.09%	18.85%
VIP - Growth Stock Investor Class
2014	392	$21.55	$35.00	$ 8,755	0.10%	0.25%	0.86%	12.41%	12.24%
2013	294	$19.17	$31.18	$ 5,893	0.10%	0.25%	0.66%	34.60%	34.40%
2012	187	$14.24	$23.20	$ 2,844	0.10%	0.25%	0.88%	18.27%	18.09%
2011	119	$12.04	$19.65	$ 1,494	0.10%	0.25%	-	0.57%	0.42%
2010	75	$11.97	$19.56	$ 941	0.10%	0.25%	-	19.73%	19.60%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2014	245	$14.18	$14.18	$ 3,473	0.80%	0.80%	1.48%	2.95%	2.95%
2013	262	$13.78	$13.78	$ 3,608	0.80%	0.80%	1.69%	4.70%	4.70%
2012	101	$13.16	$13.16	$ 1,329	0.80%	0.80%	1.85%	5.67%	5.67%
2011	62	$12.45	$12.45	$ 776	0.80%	0.80%	1.51%	0.82%	0.82%
2010	83	$12.35	$12.35	$ 1,021	0.80%	0.80%	2.54%	6.63%	6.63%
VIP - Freedom Income Investor Class
2014	277	$12.24	$15.07	$ 4,063	0.10%	0.25%	1.46%	3.70%	3.54%
2013	296	$11.80	$14.56	$ 4,188	0.10%	0.25%	1.60%	5.32%	5.16%
2012	258	$11.20	$13.84	$ 3,496	0.10%	0.25%	1.73%	6.44%	6.27%
2011	175	$13.03	$12.70	$ 2,237	0.10%	0.25%	1.71%	1.44%	1.29%
2010	175	$12.53	$12.86	$ 2,209	0.25%	0.25%	1.92%	7.23%	7.16%
VIP - Freedom 2005
2014	43	$15.22	$15.22	$ 657	0.80%	0.80%	1.82%	3.46%	3.46%
2013	33	$14.71	$14.71	$ 490	0.80%	0.80%	2.39%	8.86%	8.86%
2012	17	$13.51	$13.51	$ 233	0.80%	0.80%	1.39%	8.68%	8.68%
2011	22	$12.43	$12.43	$ 278	0.80%	0.80%	1.58%	(0.62%)	(0.62%)
2010	26	$12.51	$12.51	$ 327	0.80%	0.80%	1.80%	10.45%	10.45%
VIP - Freedom 2005 Investor Class
2014	175	$13.48	$18.42	$ 2,595	0.10%	0.25%	1.42%	4.14%	3.99%
2013	187	$12.94	$17.71	$ 2,715	0.10%	0.25%	1.82%	9.62%	9.46%
2012	135	$11.81	$16.18	$ 1,761	0.10%	0.25%	1.83%	9.50%	9.33%
2011	92	$10.78	$14.80	$ 1,159	0.10%	0.25%	1.47%	(0.08%)	(0.23%)
2010	115	$12.53	$14.83	$ 1,450	0.25%	0.25%	1.82%	11.13%	11.06%
VIP - Freedom 2010
2014	81	$16.25	$16.25	$ 1,317	0.80%	0.80%	1.30%	3.70%	3.70%
2013	118	$15.67	$15.67	$ 1,846	0.80%	0.80%	1.90%	12.58%	12.58%
2012	99	$13.92	$13.92	$ 1,380	0.80%	0.80%	1.86%	10.88%	10.88%
2011	111	$12.55	$12.55	$ 1,399	0.80%	0.80%	2.03%	(0.99%)	(0.99%)
2010	107	$12.68	$12.68	$ 1,351	0.80%	0.80%	1.78%	12.05%	12.05%
VIP - Freedom 2010 Investor Class
2014	384	$14.36	$20.00	$ 6,373	0.10%	0.25%	1.54%	4.46%	4.30%
2013	419	$13.75	$19.17	$ 6,673	0.10%	0.25%	1.79%	13.29%	13.12%
2012	391	$12.14	$16.95	$ 5,620	0.10%	0.25%	1.89%	11.70%	11.54%
2011	384	$10.87	$15.19	$ 4,940	0.10%	0.25%	1.99%	(0.45%)	(0.60%)
2010	413	$12.66	$15.29	$ 5,336	0.25%	0.25%	2.31%	12.60%	12.52%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015
2014	205	$16.64	$16.64	$ 3,407	0.80%	0.80%	1.59%	3.86%	3.86%
2013	233	$16.02	$16.02	$ 3,732	0.80%	0.80%	1.82%	13.50%	13.50%
2012	226	$14.11	$14.11	$ 3,195	0.80%	0.80%	1.88%	11.33%	11.33%
2011	274	$12.68	$12.68	$ 3,476	0.80%	0.80%	2.13%	(1.15%)	(1.15%)
2010	272	$12.82	$12.82	$ 3,483	0.80%	0.80%	2.25%	12.18%	12.18%
VIP - Freedom 2015 Investor Class
2014	503	$14.57	$20.54	$ 8,580	0.10%	0.25%	1.68%	4.54%	4.38%
2013	507	$13.94	$19.67	$ 8,315	0.10%	0.25%	1.90%	14.24%	14.07%
2012	515	$12.20	$17.25	$ 7,378	0.10%	0.25%	1.99%	11.98%	11.82%
2011	474	$10.90	$15.42	$ 6,076	0.10%	0.25%	2.03%	(0.43%)	(0.58%)
2010	544	$10.94	$15.51	$ 6,992	0.10%	0.25%	2.43%	9.44%	12.70%
VIP - Freedom 2020
2014	168	$16.74	$16.74	$ 2,806	0.80%	0.80%	1.55%	3.99%	3.99%
2013	182	$16.09	$16.09	$ 2,926	0.80%	0.80%	1.86%	15.09%	15.09%
2012	159	$13.98	$13.98	$ 2,224	0.80%	0.80%	2.00%	12.47%	12.47%
2011	164	$12.43	$12.43	$ 2,038	0.80%	0.80%	2.09%	(1.82%)	(1.82%)
2010	184	$12.66	$12.66	$ 2,329	0.80%	0.80%	2.28%	13.57%	13.57%
VIP - Freedom 2020 Investor Class
2014	1,191	$15.10	$22.12	$ 20,070	0.10%	0.25%	1.74%	4.65%	4.49%
2013	1,138	$14.43	$21.17	$ 18,472	0.10%	0.25%	1.99%	15.85%	15.67%
2012	897	$12.46	$18.30	$ 12,614	0.10%	0.25%	2.09%	13.19%	13.01%
2011	815	$11.01	$16.19	$ 10,164	0.10%	0.25%	2.13%	(1.21%)	(1.36%)
2010	823	$11.14	$16.42	$ 10,434	0.10%	0.25%	2.25%	11.42%	14.10%
VIP - Freedom 2025
2014	73	$17.58	$17.58	$ 1,280	0.80%	0.80%	1.69%	4.22%	4.22%
2013	70	$16.87	$16.87	$ 1,177	0.80%	0.80%	2.71%	18.99%	18.99%
2012	40	$14.18	$14.18	$ 569	0.80%	0.80%	1.89%	14.18%	14.18%
2011	39	$12.42	$12.42	$ 490	0.80%	0.80%	1.96%	(2.89%)	(2.89%)
2010	41	$12.79	$12.79	$ 521	0.80%	0.80%	2.23%	14.86%	14.86%
VIP - Freedom 2025 Investor Class
2014	561	$15.95	$23.65	$ 10,257	0.10%	0.25%	1.82%	4.94%	4.78%
2013	433	$15.20	$22.57	$ 7,627	0.10%	0.25%	2.04%	19.83%	19.65%
2012	352	$12.68	$18.86	$ 5,216	0.10%	0.25%	2.31%	14.94%	14.77%
2011	289	$11.03	$16.44	$ 3,774	0.10%	0.25%	2.53%	(2.38%)	(2.53%)
2010	205	$12.60	$16.86	$ 2,807	0.25%	0.25%	2.33%	15.51%	15.43%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2014	65	$17.38	$17.38	$ 1,135	0.80%	0.80%	1.37%	4.12%	4.12%
2013	85	$16.69	$16.69	$ 1,423	0.80%	0.80%	1.45%	20.69%	20.69%
2012	108	$13.83	$13.83	$ 1,490	0.80%	0.80%	2.09%	14.65%	14.65%
2011	113	$12.06	$12.06	$ 1,360	0.80%	0.80%	2.10%	(3.37%)	(3.37%)
2010	124	$12.48	$12.48	$ 1,547	0.80%	0.80%	2.10%	15.15%	15.15%
VIP - Freedom 2030 Investor Class
2014	555	$16.28	$24.56	$ 9,900	0.10%	0.25%	1.63%	4.72%	4.57%
2013	485	$15.55	$23.49	$ 8,266	0.10%	0.25%	1.87%	21.60%	21.41%
2012	369	$12.78	$19.35	$ 5,204	0.10%	0.25%	2.26%	15.38%	15.21%
2011	315	$11.08	$16.79	$ 3,866	0.10%	0.25%	2.15%	(2.87%)	(3.02%)
2010	272	$12.26	$17.32	$ 3,448	0.25%	0.25%	2.14%	15.83%	15.75%
VIP - Freedom Lifetime Income I
2014	143	$15.54	$15.54	$ 2,221	0.60%	0.60%	1.73%	4.05%	4.05%
2013	152	$14.93	$14.93	$ 2,271	0.60%	0.60%	1.81%	9.31%	9.31%
2012	161	$13.66	$13.66	$ 2,206	0.60%	0.60%	1.88%	9.76%	9.76%
2011	171	$12.45	$12.45	$ 2,133	0.60%	0.60%	2.04%	(0.12%)	(0.12%)
2010	185	$12.46	$12.46	$ 2,307	0.60%	0.60%	2.22%	11.17%	11.17%
VIP - Freedom Lifetime Income II
2014	48	$16.20	$16.20	$ 780	0.60%	0.60%	2.19%	4.43%	4.43%
2013	37	$15.51	$15.51	$ 569	0.60%	0.60%	1.76%	12.08%	12.08%
2012	40	$13.84	$13.84	$ 560	0.60%	0.60%	1.94%	10.93%	10.93%
2011	43	$12.48	$12.48	$ 542	0.60%	0.60%	2.14%	(0.35%)	(0.35%)
2010	47	$12.52	$12.52	$ 584	0.60%	0.60%	2.23%	12.31%	12.31%
VIP - Freedom Lifetime Income III
2014	96	$17.23	$17.23	$ 1,662	0.60%	0.60%	2.33%	4.67%	4.67%
2013	67	$16.46	$16.46	$ 1,105	0.60%	0.60%	63.75%	19.70%	19.70%
VIP - Disciplined Small Cap
2014	94	$16.09	$15.81	$ 1,502	0.80%	1.00%	0.26%	4.44%	4.23%
2013	199	$15.41	$15.17	$ 3,054	0.80%	1.00%	0.62%	37.25%	36.97%
2012	103	$11.23	$11.08	$ 1,148	0.80%	1.00%	1.57%	18.05%	17.81%
2011	146	$9.51	$9.40	$ 1,385	0.80%	1.00%	0.51%	(2.15%)	(2.35%)
2010	119	$9.72	$9.63	$ 1,153	0.80%	1.00%	0.28%	24.54%	24.29%
VIP - Disciplined Small Cap Investor Class
2014	750	$21.03	$31.08	$ 14,331	0.10%	0.25%	0.33%	5.05%	4.89%
2013	836	$20.02	$29.63	$ 15,210	0.10%	0.25%	0.52%	38.04%	37.84%
2012	463	$14.51	$21.50	$ 6,043	0.10%	0.25%	1.98%	18.84%	18.66%
2011	455	$12.21	$18.12	$ 5,050	0.10%	0.25%	0.44%	(1.45%)	(1.59%)
2010	358	$12.39	$18.41	$ 4,096	0.10%	0.25%	0.37%	23.85%	25.04%
VIP - FundsManager 20%
2014	5,225	$12.27	$13.15	$ 70,950	0.10%	1.00%	1.27%	4.02%	3.08%
2013	5,195	$11.80	$12.76	$ 67,944	0.10%	1.00%	1.18%	5.52%	4.57%
2012	5,465	$11.18	$12.20	$ 67,733	0.10%	1.00%	1.46%	5.48%	4.52%
2011	5,127	$10.60	$11.67	$ 60,651	0.10%	1.00%	1.78%	2.20%	1.29%
2010	4,269	$10.37	$11.52	$ 49,207	0.10%	1.00%	1.85%	3.72%	6.39%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - FundsManager 50%
2014	7,136	$14.38	$14.21	$ 109,141	0.10%	1.00%	1.18%	4.99%	4.05%
2013	6,860	$13.69	$13.65	$ 100,102	0.10%	1.00%	1.04%	14.78%	13.75%
2012	6,362	$11.93	$12.00	$ 81,236	0.10%	1.00%	1.30%	10.02%	9.03%
2011	5,974	$10.84	$11.01	$ 70,062	0.10%	1.00%	1.77%	(0.52%)	(1.41%)
2010	5,821	$10.90	$11.17	$ 68,935	0.10%	1.00%	1.65%	8.98%	10.77%
VIP - FundsManager 60%
2014	10,975	$15.12	$19.34	$ 162,728	0.10%	1.40%	1.26%	5.30%	3.93%
2013	11,234	$14.36	$18.61	$ 160,786	0.10%	1.40%	1.20%	18.50%	16.96%
2012	10,966	$12.12	$15.91	$ 133,258	0.10%	1.40%	1.44%	11.49%	10.03%
2011	11,194	$10.87	$14.46	$ 123,193	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
2010	10,668	$11.11	$9.96	$ 120,858	0.10%	1.40%	1.31%	11.06%	12.20%
VIP - FundsManager 70%
2014	4,965	$15.82	$14.38	$ 78,430	0.10%	1.00%	1.13%	5.05%	4.10%
2013	5,145	$15.05	$13.82	$ 77,464	0.10%	1.00%	1.14%	21.63%	20.54%
2012	5,006	$12.38	$11.46	$ 61,953	0.10%	1.00%	1.56%	13.11%	12.08%
2011	5,129	$10.94	$10.23	$ 56,375	0.10%	1.00%	1.55%	(3.00%)	(3.87%)
2010	4,903	$11.28	$10.64	$ 55,925	0.10%	1.00%	1.39%	12.82%	13.18%
VIP - FundsManager 85%
2014	1,935	$16.70	$14.32	$ 31,583	0.10%	1.00%	1.02%	5.19%	4.24%
2013	1,736	$15.88	$13.73	$ 26,863	0.10%	1.00%	0.96%	27.60%	26.45%
2012	1,651	$12.44	$10.86	$ 20,169	0.10%	1.00%	1.22%	14.00%	12.97%
2011	2,061	$10.92	$9.61	$ 21,929	0.10%	1.00%	1.11%	(5.39%)	(6.24%)
2010	2,340	$11.54	$10.25	$ 26,109	0.10%	1.00%	1.18%	15.37%	15.04%
VIP - Consumer Staples
2014	85	$20.17	$19.86	$ 1,694	0.80%	1.00%	1.41%	14.74%	14.51%
2013	113	$17.58	$17.34	$ 1,981	0.80%	1.00%	1.55%	20.83%	20.58%
2012	144	$14.55	$14.38	$ 2,093	0.80%	1.00%	1.72%	14.47%	14.24%
2011	107	$12.71	$12.59	$ 1,352	0.80%	1.00%	1.92%	7.32%	7.10%
2010	31	$11.84	$11.75	$ 360	0.80%	1.00%	1.18%	14.30%	14.07%
VIP - Consumer Staples Investor Class
2014	754	$19.55	$26.16	$ 15,414	0.10%	0.25%	1.49%	15.40%	15.23%
2013	757	$16.94	$22.71	$ 13,390	0.10%	0.25%	2.02%	21.67%	21.48%
2012	550	$13.93	$18.69	$ 8,104	0.10%	0.25%	2.06%	15.19%	15.01%
2011	346	$12.09	$16.25	$ 4,469	0.10%	0.25%	1.62%	7.97%	7.80%
2010	159	$11.20	$15.07	$ 1,866	0.10%	0.25%	1.79%	11.99%	14.73%
VIP - Materials
2014	71	$17.66	$17.39	$ 1,241	0.80%	1.00%	0.93%	(0.43%)	(0.63%)
2013	81	$17.74	$17.50	$ 1,434	0.80%	1.00%	0.89%	21.18%	20.93%
2012	145	$14.64	$14.47	$ 2,125	0.80%	1.00%	0.65%	19.18%	18.94%
2011	170	$12.28	$12.17	$ 2,084	0.80%	1.00%	1.22%	(8.94%)	(9.12%)
2010	188	$13.49	$13.39	$ 2,540	0.80%	1.00%	2.13%	27.52%	27.26%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Materials Investor Class
2014	356	$16.99	$37.13	$ 6,538	0.10%	0.25%	0.97%	0.21%	0.06%
2013	299	$16.96	$37.11	$ 5,595	0.10%	0.25%	1.04%	21.95%	21.77%
2012	289	$13.90	$30.47	$ 4,561	0.10%	0.25%	0.88%	19.95%	19.77%
2011	301	$11.59	$25.44	$ 4,047	0.10%	0.25%	1.27%	(8.39%)	(8.53%)
2010	319	$12.65	$27.81	$ 4,688	0.10%	0.25%	2.30%	26.52%	28.05%
VIP - Telecommunications
2014	45	$12.65	$12.45	$ 575	0.80%	1.00%	3.58%	2.67%	2.46%
2013	30	$12.32	$12.15	$ 374	0.80%	1.00%	1.04%	20.31%	20.07%
2012	241	$10.24	$10.12	$ 2,465	0.80%	1.00%	4.11%	19.27%	19.03%
2011	34	$8.58	$8.50	$ 294	0.80%	1.00%	0.91%	(2.78%)	(2.98%)
2010	71	$8.83	$8.76	$ 619	0.80%	1.00%	2.30%	16.60%	16.37%
VIP - Telecommunications Investor Class
2014	128	$16.80	$31.81	$ 1,993	0.10%	0.25%	3.58%	3.37%	3.22%
2013	126	$16.25	$30.82	$ 1,860	0.10%	0.25%	2.20%	21.15%	20.97%
2012	60	$13.41	$25.48	$ 761	0.10%	0.25%	1.13%	19.87%	19.69%
2011	69	$11.19	$21.28	$ 750	0.10%	0.25%	1.31%	(2.13%)	(2.28%)
2010	59	$11.43	$21.78	$ 627	0.10%	0.25%	2.23%	14.32%	17.08%
VIP - Emerging Markets
2014	52	$8.33	$8.22	$ 429	0.80%	1.00%	0.27%	0.54%	0.34%
2013	61	$8.28	$8.19	$ 504	0.80%	1.00%	0.53%	3.12%	2.91%
2012	113	$8.03	$7.96	$ 911	0.80%	1.00%	1.04%	13.45%	13.22%
2011	123	$7.08	$7.03	$ 871	0.80%	1.00%	0.77%	(21.72%)	(21.88%)
2010	187	$9.04	$9.00	$ 1,691	0.80%	1.00%	0.66%	17.06%	16.83%
VIP - Emerging Markets Investor Class
2014	263	$10.99	$22.92	$ 2,725	0.10%	0.25%	0.28%	1.20%	1.05%
2013	237	$10.86	$22.68	$ 2,448	0.10%	0.25%	0.69%	3.79%	3.64%
2012	236	$10.46	$21.89	$ 2,335	0.10%	0.25%	0.87%	14.03%	13.86%
2011	352	$9.18	$19.22	$ 3,103	0.10%	0.25%	0.95%	(21.13%)	(21.25%)
2010	360	$11.63	$24.41	$ 4,122	0.10%	0.25%	0.94%	16.34%	17.42%
VIP - Floating Rate High Income (a)
2014	9	$9.90	$9.88	$ 90	0.80%	1.00%	1.94%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class (a)
2014	2,087	$9.94	$9.93	$ 20,736	0.10%	0.25%	2.53%	(0.60%)	(0.70%)
UIF - Emerging Markets Equity
2014	492	$10.54	$25.22	$ 7,783	0.10%	1.00%	0.37%	(4.58%)	(5.44%)
2013	575	$11.05	$26.68	$ 9,679	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
2012	654	$11.18	$27.22	$ 11,718	0.10%	1.00%	-	19.83%	18.75%
2011	790	$9.35	$22.93	$ 12,293	0.10%	1.00%	0.42%	(18.30%)	(19.03%)
2010	925	$11.41	$28.32	$ 18,538	0.10%	1.00%	0.60%	14.14%	17.84%
UIF - Emerging Markets Debt
2014	959	$11.68	$29.53	$ 14,915	0.10%	1.00%	5.44%	2.82%	1.90%
2013	1,207	$11.36	$28.98	$ 18,207	0.10%	1.00%	3.99%	(8.84%)	(9.66%)
2012	1,758	$12.46	$32.08	$ 28,999	0.10%	1.00%	2.78%	17.84%	16.78%
2011	1,070	$10.57	$27.47	$ 15,451	0.10%	1.00%	3.45%	6.93%	5.97%
2010	838	$9.89	$25.92	$ 12,540	0.10%	1.00%	3.09%	(1.12%)	8.65%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Global Tactical Asset Allocation
2014	479	$14.60	$16.03	$ 6,972	0.10%	1.00%	0.85%	2.05%	1.13%
2013	319	$14.31	$15.85	$ 4,586	0.10%	1.00%	0.11%	15.83%	14.79%
2012	288	$12.35	$13.81	$ 3,546	0.10%	1.00%	2.07%	13.73%	12.70%
2011	291	$10.86	$12.25	$ 3,197	0.10%	1.00%	1.35%	(3.77%)	(4.64%)
2010	331	$11.29	$12.85	$ 3,829	0.10%	1.00%	3.01%	12.87%	4.63%
Invesco - Van Kampen Global Core Equity
2014	235	$14.08	$17.01	$ 3,202	0.10%	1.00%	1.88%	0.59%	(0.32%)
2013	265	$13.99	$17.06	$ 3,637	0.10%	1.00%	2.00%	22.38%	21.28%
2012	265	$11.44	$14.07	$ 3,038	0.10%	1.00%	2.40%	13.63%	12.61%
2011	253	$10.06	$12.49	$ 2,570	0.10%	1.00%	3.51%	(10.97%)	(11.78%)
2010	317	$11.30	$14.16	$ 3,709	0.10%	1.00%	1.87%	13.04%	9.84%
WFAF - Advantage VT Discovery
2014	105	$35.70	$34.59	$ 3,738	0.80%	1.00%	-	(0.45%)	(0.65%)
2013	117	$35.86	$34.82	$ 4,162	0.80%	1.00%	0.01%	42.65%	42.36%
2012	127	$25.14	$24.46	$ 3,175	0.80%	1.00%	-	16.79%	16.55%
2011	139	$21.52	$20.98	$ 2,981	0.80%	1.00%	-	(0.38%)	(0.58%)
2010	174	$21.61	$21.11	$ 3,766	0.80%	1.00%	-	34.46%	34.19%
WFAF - Advantage VT Opportunity
2014	45	$36.73	$35.59	$ 1,672	0.80%	1.00%	0.06%	9.54%	9.32%
2013	52	$33.53	$32.56	$ 1,723	0.80%	1.00%	0.20%	29.63%	29.37%
2012	66	$25.87	$25.17	$ 1,698	0.80%	1.00%	0.09%	14.59%	14.36%
2011	82	$22.57	$22.01	$ 1,835	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
2010	94	$24.08	$23.53	$ 2,258	0.80%	1.00%	0.76%	22.77%	22.52%
CST - U.S. Equity Flex I
2014	-	-	-	$ -	-	-	-	-	-
2013	-	-	-	$ -	-	-	-	-	-
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	105	$10.69	$10.44	$ 1,116	0.80%	1.00%	0.15%	13.54%	13.32%
CST - International Equity Flex III
2014	-	-	-	$ -	-	-	-	-	-
2013	-	-	-	$ -	-	-	-	-	-
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	160	$11.31	$11.22	$ 1,803	0.25%	1.00%	0.10%	11.95%	11.11%
Lazard - Retirement Emerging Markets
2014	1,010	$10.85	$13.89	$ 13,470	0.10%	1.00%	1.98%	(4.48%)	(5.34%)
2013	1,070	$11.36	$14.67	$ 14,934	0.10%	1.00%	1.51%	(1.11%)	(2.00%)
2012	1,136	$11.49	$14.97	$ 16,730	0.10%	1.00%	1.84%	22.22%	21.11%
2011	1,174	$9.40	$12.36	$ 14,369	0.10%	1.00%	2.23%	(17.87%)	(18.61%)
2010	1,349	$11.45	$15.19	$ 20,743	0.10%	1.00%	1.56%	14.45%	21.82%

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
PVIT - Commodity Real Return
2014	256	$7.09	$6.92	$ 1,807	0.10%	1.00%	0.36%	(18.51%)	(19.24%)
2013	238	$8.71	$8.57	$ 2,074	0.10%	1.00%	1.73%	(14.79%)	(15.55%)
2012	174	$10.22	$10.15	$ 1,776	0.10%	1.00%	2.08%	2.06%	1.37% (c)
PVIT - Low Duration
2014	4,587	$10.82	$10.94	$ 51,190	0.10%	1.00%	1.12%	0.75%	(0.16%)
2013	5,451	$10.74	$10.96	$ 60,298	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
2012	5,192	$10.77	$11.08	$ 57,840	0.10%	1.00%	1.90%	5.75%	4.79%
2011	4,976	$10.18	$10.57	$ 52,559	0.10%	1.00%	1.67%	1.01%	0.10%
2010	4,344	$10.08	$10.56	$ 45,757	0.10%	1.00%	1.60%	0.80%	4.24%
PVIT - Real Return
2014	2,087	$11.33	$12.00	$ 25,019	0.10%	1.00%	1.42%	2.99%	2.06%
2013	2,603	$11.00	$11.76	$ 30,436	0.10%	1.00%	1.26%	(9.31%)	(10.13%)
2012	4,554	$12.13	$13.09	$ 58,975	0.10%	1.00%	1.05%	8.65%	7.66%
2011	3,631	$11.17	$12.16	$ 43,532	0.10%	1.00%	2.00%	11.55%	10.55%
2010	2,623	$10.01	$11.00	$ 28,222	0.10%	1.00%	1.34%	0.10%	7.02%
PVIT - Total Return
2014	4,299	$11.55	$12.07	$ 52,349	0.10%	1.00%	2.16%	4.17%	3.24%
2013	5,296	$11.08	$11.69	$ 62,151	0.10%	1.00%	2.17%	(2.06%)	(2.94%)
2012	7,451	$11.32	$12.04	$ 89,156	0.10%	1.00%	2.56%	9.48%	8.49%
2011	5,383	$10.34	$11.10	$ 59,236	0.10%	1.00%	2.64%	3.50%	2.57%
2010	4,325	$9.99	$10.82	$ 46,463	0.10%	1.00%	2.29%	(0.13%)	7.02%
Blackrock - Global Allocation V.I.
2014	3,196	$11.87	$11.58	$ 37,821	0.10%	1.00%	2.06%	1.86%	0.95%
2013	2,911	$11.65	$11.47	$ 33,846	0.10%	1.00%	1.59%	14.44%	13.41%
2012	834	$10.18	$10.11	$ 8,487	0.10%	1.00%	2.86%	2.86%	2.26% (c)
FTVIP - Templeton Global Bond (b)
2014	1,804	$11.15	$10.88	$ 20,057	0.10%	1.00%	4.97%	1.73%	1.02%
2013	1,535	$10.96	$10.79	$ 16,796	0.10%	1.00%	5.30%	1.53%	0.61%
2012	767	$10.80	$10.74	$ 8,276	0.10%	0.80%	2.23%	7.96%	7.39% (c)
FTVIP - Franklin U.S. Gov't Securities (b)
2014	400	$10.25	$10.05	$ 4,093	0.10%	0.80%	2.48%	3.28%	2.56%
2013	323	$9.92	$9.80	$ 3,198	0.10%	0.80%	3.02%	(2.34%)	(3.02%)
2012	578	$10.16	$10.10	$ 5,870	0.10%	0.80%	0.62%	1.08%	0.54% (c)

(a) New fund. See Note 1

(b) Fund name change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

7. Subsequent Events

The Board of Trustees of the underlying VIP Overseas Class R, VIP International Capital Appreciation Class R and VIP Emerging Markets funds, respectively, approved the elimination of redemption fees on or about April 30, 2015.

The Board of Trustees of the underlying VIP Growth Stock, VIP Growth Strategies, and VIP Value Leaders funds, respectively, approved a plan of reorganization to merge into the VIP Growth Opportunities, VIP Mid Cap, and VIP Value funds, respectively. The reorganization is expected to become effective on or about April 24, 2015.

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contractholders of Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Empire Fidelity Investments Variable Annuity Account A of Empire Fidelity Investments Life Insurance Company at December 31, 2014 the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the fund advisors, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 22, 2015

Annual Report

N.EVA/E.FIA-ANN-0215
1.540222.117

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc.
are the distributors.

82 Devonshire Street, Boston, MA 02109

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2014, 2013 and 2012

TABLE OF CONTENTS PAGE(S)

Report of Independent Registered Public Accounting Firm 1

Balance Sheets 2

Statements of Comprehensive Income 3

Statements of Stockholder's Equity 4

Statements of Cash Flows 5

Notes to Financial Statements 6 -23

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Empire Fidelity Investments Life Insurance Company:

In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Empire Fidelity Investments Life Insurance Company (the "Company", a wholly-owned ultimate subsidiary of FMR LLC) at December 31, 2014 and December 31, 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

April 22, 2015

(in thousands, except share data)

	December 31, 2014	December 31, 2013
ASSETS		
Investments:		
Debt securities, available-for-sale, at fair value		
(Amortized cost of $123,802 in 2014 and $107,095 in 2013)	$ 124,849	$ 107,412
Policy loans	37	36
Total investments	124,886	107,448
Cash and cash equivalents	8,571	12,221
Accrued investment income	784	641
Deferred policy acquisition costs	49,786	47,383
Reinsurance deposit and receivables	86,825	93,074
Other assets	1,546	1,388
Income taxes receivable	2,205	2,364
Separate account assets	2,304,097	2,145,223
Total assets	$ 2,578,700	$ 2,409,742
LIABILITIES		
Future contract and policy benefits	$ 58,313	$ 61,365
Contract holder deposit funds	93,994	88,867
Payable to parent and affiliates, net	857	1,187
Investment trades payable	257	-
Other liabilities and accrued expenses	3,186	3,719
Deferred tax liability	9,831	8,806
Separate account liabilities	2,304,097	2,145,223
Total liabilities	2,470,535	2,309,167
Commitments and contingencies (Note 11)		
STOCKHOLDER'S EQUITY		
Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive income	574	163
Retained earnings	92,091	84,912
Total stockholder's equity	108,165	100,575
Total liabilities and stockholder's equity	$ 2,578,700	$ 2,409,742

The accompanying notes are an integral part of the financial statements

The accompanying notes are an integral part of the financial statements

The accompanying notes are an integral part of the financial statements

(in thousands)

	For the years ended December 31, 2014	2013	2012
Cash flows provided by (used for) operating activities:			
Net income	$ 7,179	$ 5,640	$ 5,634
Adjustments to reconcile net income to net cash provided by operating activities:			
Amortization and depreciation	467	505	418
Net realized investment gains on sales	(341)	(86)	(754)
Provision for deferred taxes	804	1,565	1,006
Change in assets and liabilities:			
Accrued investment income	(143)	(41)	(242)
Change in deferred policy acquisition costs, net of amortization	(2,503)	(4,946)	(3,903)
Future contract and policy benefits, net	7,412	8,249	7,275
Reinsurance deposit and receivables	6,249	5,607	5,855
Payable to parent and affiliates, net	(330)	640	118
Income taxes	158	(628)	(610)
Other assets and other liabilities, net	(689)	942	290
Net cash provided by operating activities	18,263	17,447	15,087
Cash flows provided by (used for) investing activities:			
Purchase of debt securities	(108,964)	(130,307)	(163,354)
Proceeds from sales of debt securities	89,686	106,394	150,806
Proceeds from maturities and calls of debt securities	2,445	2,394	5,019
Investment trades payable (receivable)	257	(2)	(5,434)
Change in policy loans	(1)	(1)	(2)
Net cash used for investing activities	(16,577)	(21,522)	(12,965)
Cash flows provided by (used for) financing activities:			
Deposits credited to variable annuity contracts	161,032	203,351	181,094
Net transfers from separate account	(18,258)	(39,171)	(69,845)
Withdrawals from variable annuity contracts	(141,127)	(156,474)	(105,984)
Withdrawals from fixed annuity contracts	(6,983)	(7,805)	(8,288)
Net cash used for financing activities	(5,336)	(99)	(3,023)
Net decrease in cash and cash equivalents	(3,650)	(4,174)	(901)
Cash and cash equivalents:			
Beginning of year	12,221	16,395	17,296
End of year	$ 8,571	$ 12,221	$ 16,395

The accompanying notes are an integral part of the financial statements

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the "Company") is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company ("FILI"), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.

The Company issues variable deferred and immediate annuity contracts and variable universal life policies. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts are allocated to the Variable Annuity Account A, which is a separate account of the Company. Amounts invested in the variable universal life policies are allocated to the Variable Life Account A, also a separate account of the Company. The assets of the Variable Annuity Account A are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Universal Institutional Funds, the Wells Fargo Advantage Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents represent amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. The Company reclassifies cash overdrafts to other liabilities and accrued expenses. Cash overdrafts were $572 and $1,676 at December 31, 2014 and 2013, respectively. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $8,291 and $11,604 at December 31, 2014 and 2013, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life contract holders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company's definition of internal replacements or changes in product benefits, features, rights or coverage during 2014, 2013 or 2012. During 2014 and 2013, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The Company recognizes the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

Adoption of New Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board ("FASB") issued new guidance that requires companies to present information about the reclassification adjustments from accumulated comprehensive income in a single note or on the face of the financial statements. The Company adopted this guidance effective January 1, 2013. The information required by this guidance was previously included in the statements of comprehensive income and therefore, the adoption of this guidance did not have a material impact on the financial statements.

On January 1, 2013, the Company adopted new guidance issued by the FASB, requiring companies to disclose both gross and net information about certain financial instruments including derivatives, resale and repurchase agreements, and securities lending transactions to the extent that they are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement. This guidance was effective for the Company beginning January 1, 2013 with retrospective application required. The Company's adoption of this guidance did not have an impact on the financial statements.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Adoption of Accounting Pronouncements

In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. The guidance will be effective for the Company beginning January 1, 2017. The Company is currently evaluating the impact this guidance will have on the financial statements.

In April 2014, the FASB issued new guidance clarifying the scope of what should be reported as discontinued operations and providing new disclosure requirements. The guidance is effective for the Company beginning January 1, 2015. The Company is currently evaluating the impact this guidance will have on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS:

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees. Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death, or, are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMDB were $359 and $491 at December 31, 2014 and 2013, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 5.5% to 7.5% and 1.5% to 3.0%, respectively, depending on contract type and policy duration.
  The lapse rate for anticipated internal replacements is 3.8%.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk, and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2014 and 2013. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

The following summarizes the liability for GMWB contracts reflected in the general account:

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

The reinsurance recoverables associated with GMWB were $246 and $206 at December 31, 2014 and 2013, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  Separate benefit ratios were calculated for single life and joint life policies.
  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 8 ½ years from issue and age 59 ½.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 7% with dynamic lapse reduction for contracts in the money.
  The discount rate is 6.425%, adjusted for maintenance and expense charges.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

The table below displays the account value and guaranteed withdrawal value at December 31, 2014 and 2013:

4. INVESTMENTS:

The components of net investment income were as follows:

Gross realized gains and losses from the sales of debt securities were as follows:

There were no realized investment losses as a result of other than temporary impairments in 2014, 2013 or 2012. There were no debt securities that were non-income producing for 2014, 2013 or 2012, respectively.

Net unrealized investment gains on available-for-sale securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Debt securities that were in a continuous unrealized loss position as of December 31, 2014 were as follows:

Debt securities that were in a continuous unrealized loss position as of December 31, 2013 were as follows:

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2014 and 2013. The securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2014. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

The amortized cost and estimated fair value of debt securities and by type of issuer were as follows:

The amortized cost and fair value of debt securities at December 31, 2014, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

At December 31, 2014 and 2013, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

At December 31, 2014, the amortized cost and fair value of a security on deposit with the State of New York was $390 and $393, respectively. At December 31, 2013, the amortized cost and fair value of a security on deposit with the State of New York was $400 and $404, respectively.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company's available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2014:

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31, 2013:

There were no transfers between Level 1 and Level 2 during 2014 or 2013. There were no Level 3 assets held by the Company during 2014 or 2013. There were no transfers into or out of Level 3 during 2014 or 2013.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion at December 31 was as follows:

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company's contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates. The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion is an integral part of the contract and consequently, the account value is considered to be a reasonable estimate of the fair value of the contract.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future.

Significant components of the Company's net deferred tax liability were as follows:

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follow:

The Company paid FILI net federal and state income taxes of $2,100, $900, and $1,825 in 2014, 2013, and 2012, respectively, related to the Company's separate-company basis net operating results for the year.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6. INCOME TAXES (CONTINUED):

The Company recognizes uncertain tax positions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2013. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service ("IRS") announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $570, $850, and $648 during 2014, 2013 and 2012, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of New York, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. No dividends have been paid or declared during 2014, 2013 or 2012, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

8. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds. The Company earned fees of $5,009, $4,204 and $3,721 in 2014, 2013 and 2012, respectively, under these agreements. These fees are included in fund administration fees in the Statements of Consolidated Income.

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $4,854, $5,992, and $5,493 in 2014, 2013, and 2012, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company paid FILI and FMR LLC and its subsidiaries $3,111, $3,566, and $3,352 in 2014, 2013, and 2012, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

The Company has an agreement with Pyramis Global Advisors Trust Company ("Pyramis") to provide investment and managerial advice. The Company incurred charges of $358, $300, and $259 in 2014, 2013, and 2012 respectively for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $133, $154, and $154 in 2014, 2013 and 2012, respectively.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2014, 2013 and 2012, the Company decreased amortization by $1,590, $2,534, and $1,920 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two reinsurers. Sales of these two products were discontinued in May 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

10. REINSURANCE (CONTINUED):

Financial information related to the two coinsurance agreements was as follows:

The Company's deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of this reinsurer.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through the date of this report and did not identify any events that would require adjustments to, or disclosure in, the financial statements.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The financial statements of Empire Fidelity Investments Life Insurance Company are filed in Part B. There are no financial statements included in Part A, other than Accumulation Unit Values.

Statements of Assets and Liabilities for Empire Fidelity Investments Variable Annuity Account A as of December 31, 2014.

Statements of Operations for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2014.

Statement of Changes in Net Assets for Empire Fidelity Investments Variable Annuity Account A for Years ended December 31, 2014 and 2013.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Empire Fidelity Investments Variable Annuity Account A.

Balance Sheets of Empire Fidelity Investments Life Insurance Company as of December 31, 2014 and 2013.

Statements of Income for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2014, 2013, and 2012.

Statements of Changes in Stockholder's Equity for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2014, 2013, and 2012.

Statements of Cash Flows for Empire Fidelity Investments Life Insurance Company for the Years Ended December 31, 2014, 2013, and 2012.

Notes to Financial Statements of Empire Fidelity Investments Life Insurance Company.

Report of PricewaterhouseCoopers LLP on Financial Statements of Empire Fidelity Investments Life Insurance Company.

b) Exhibits

(1) Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Empire Fidelity Investments Variable Annuity Account A. (Note 1)

(2) Custody Agreement - Not Applicable

(3) Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. (Note 1)

(4)(a) Variable Income Annuity Qualified Policy. (Note 2)

(4)(b) Variable Income Annuity Non-qualified Policy. (Note 2)

(5) Application for Variable Income Annuity. (Note 2)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication of Empire Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Empire Fidelity Investments Life. (Note 1)

(7) Not Applicable

(8) (a) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. (Note 1)

(b) Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corporate Services. (Note 1)

(9) Legal opinion and consent of Edward M. Shea filed herein as exhibit 9.

(10) Written consent of PricewaterhouseCoopers LLP filed herein as exhibit 10.

(11) Not Applicable

(12) Not Applicable

(13) Powers of Attorney

(a) Power of Attorney for Malcolm MacKay (Note 4)

(b) Power of Attorney for Roger T. Servison (Note 4)

(c) Power of Attorney for Rodney R. Rohda (Note 4)

(d) Power of Attorney for Jon J. Skillman (Note 4)

(e) Power of Attorney for Peter G. Johannsen (Note 4)

(f) Power of Attorney for Miles Mei (Note 4)

(g) Power of Attorney for Kathleen M. Graveline (Note 4)

(h) Power of Attorney for Kathleen A. Murphy (Note 4)

(i) Power of Attorney for Cyrus Taraporevala (Note 5)

(i) Power of Attorney for Floyd L. Smith (Note 6)

(14) (a) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund and Fidelity Distributors Corporation. (Note 3)

(b) Participation Agreement among Empire Fidelity Investments Life, Variable Insurance Products Fund IV and Fidelity Distributors Corporation. (Note 3)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376, filed electronically on April 27, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(Note 2) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement No. 333-130942, filed electronically on March 30, 2006, on behalf of Empire Fidelity Invesments Variable Annuity Account A.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 33-42376 filed electronically on April 27, 1997 on behalf of Empire Fidelity Iinvestments Annuity Account A.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement No. 333-130942 filed electronically on April 28, 2010 on behalf of Empire Fidelity Investments Annuity Account A.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 8 to Registration Statement No. 333-130942 on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 29, 2013.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 9 to Registration Statement on Form N-4, Reg. No. 333-130942, on behalf of Empire Fidelity Investments Variable Annuity Account A filed on April, 29, 2014.

Item 25.Directors and Officers of the Depositor

The directors and officers of Empire Fidelity Investments Life are as follows:

Directors of Empire Fidelity Investments Life

CYRUS TARAPOREVALA, Director and President

NORMAN L. ASHKENAS, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

FLOYD L. SMITH, Director

DEREK L. YOUNG, Director

Executive Officers Who Are Not Directors

William J. Johnson Jr., Executive Vice President, Investment Product Development and Risk Management and Actuary

David A. Golino, Senior Vice President and Chief Financial Officer

Robert J. Cummings, Senior Vice President, Client Services

Robert Brown Senior Vice President, Channel Development

Deborah Walsh, Senior Vice President, Systems & Technology

Miles Mei, Treasurer

Maryann P. Crews, Illustration Actuary

Earl F. Martin, Appointed Actuary

Brett Wollam, Vice President, Marketing

Felicia F. Tierney, Vice President, Human Resources

Brian N. Leary, Consumer Services Officer and Chief Compliance Officer

Edward M. Shea, Vice President, General Council and Secretary

The principal business address for each person listed in item 25 is 100 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement filed on Form N-4 on August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

Item 27. Number of Contract Owners.

As of March 31, 2015, there were 70 Qualified Contracts and 11 Non-qualified contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	Director, President and Chief Executive Officer
	Michael Durbin	Director
	Scott G. Hutzler	Director
	Kathleen Murphy	Director
	Richard Lyons	Chief Financial Officer and Senior Vice President
	Donald St. Peter	Vice President, Real Estate
	Tami R. Rash	Treasurer
	David Forman	Secretary and Chief Legal Officer
	Peter D. Stahl	Assistant Secretary
	Norman Ashkenas	Chief Compliance Officer

The address for each person named in Item 29(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue, New York, New York 10019.

Item 31. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2014, 2013 and 2012 were $3,111,390, $3,565,846, and $3,351,907 respectively.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information ("SAI"), or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a SAI.

(c) Registrant undertakes to deliver any SAI and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Empire Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Empire Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investment Life Insurance Company

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April 2015.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A

(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Attest:	/s/ Edward M. Shea
	Cyrus Taraporevala			Edward M. Shea,
	President			Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2015.

Signature	Title
/s/ *		)
Cyrus Taraporevala	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Floyd L. Smith	Director	)
)
/s/ *		)By: /s/ Edward M. Shea
Kathleen M. Graveline	Director	) Edward M. Shea
) (Attorney-in-Fact)*
/s/ *		)
Peter G. Johnannsen	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
)
/s/ *		)By: /s/ Edward M. Shea
Rodney R. Rohda	Director	) Edward M. Shea
) (Attorney-in-Fact)*
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Jon J. Skillman	Director	)